UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03980

Morgan Stanley Institutional Fund Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	September 30,

Date of reporting period:	December 31, 2015

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2015 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (40.6%)
Agency Fixed Rate Mortgages (2.7%)
United States (2.7%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
3.50%, 1/1/44 — 6/1/45	$1,661	$1,713
6.00%, 11/1/37	100	113
6.50%, 5/1/32 — 7/1/32	72	83
7.50%, 5/1/35	7	9
January TBA:
3.50%, 1/1/31 — 1/1/46(a)	1,310	1,368
Federal National Mortgage Association,
Conventional Pools:
3.00%, 3/1/30 — 5/1/30	442	456
3.50%, 4/1/29	433	454
4.00%, 4/1/45 — 9/1/45	1,861	1,976
4.50%, 3/1/41 — 11/1/44	480	521
5.00%, 1/1/41 — 3/1/41	1,393	1,547
6.00%, 1/1/38	13	14
6.50%, 12/1/29	25	29
7.00%, 12/1/17 — 2/1/31	367	412
7.50%, 8/1/37	15	19
Government National Mortgage Association,
January TBA:
3.50%, 1/20/46 (a)	223	233
Various Pools:
3.50%, 12/15/43	525	549
4.00%, 8/20/41 — 11/20/42	722	772
5.50%, 8/15/39	105	117
		10,385
Asset-Backed Security (0.1%)
United States (0.1%)
CVS Pass-Through Trust,
6.04%, 12/10/28	346	381
Collateralized Mortgage Obligations - Agency Collateral Series (0.5%)
United States (0.5%)
Federal Home Loan Mortgage Corporation,
2.40%, 6/25/22	1,625	1,619
2.79%, 1/25/22	75	77
2.97%, 10/25/21	90	93
IO
0.65%, 1/25/21 (b)	1,246	30
IO REMIC
5.72%, 4/15/39 (b)	131	17
		1,836
Commercial Mortgage-Backed Securities (0.8%)
United States (0.8%)
COMM Mortgage Trust,
3.28%, 1/10/46	305	305
4.74%, 7/15/47 (b)(c)	152	133
Commercial Mortgage Pass-Through Certificates,
2.82%, 10/15/45	376	373

Extended Stay America Trust,
2.96%, 12/5/31 (c)		325	326
JP Morgan Chase Commercial Mortgage Securities Trust,
4.39%, 7/15/46 (c)		100	107
4.57%, 7/15/47 (b)(c)		745	595
JPMBB Commercial Mortgage Securities Trust,
3.96%, 9/15/47 (b)(c)		205	165
4.56%, 9/15/47 (b)(c)		263	210
4.66%, 8/15/47 (b)(c)		361	303
UBS-Barclays Commercial Mortgage Trust,
3.53%, 5/10/63		255	262
WF-RBS Commercial Mortgage Trust,
3.99%, 10/15/57 (b)(c)		362	299
			3,078
Corporate Bonds (8.6%)
Australia (0.5%)
Australia & New Zealand Banking Group Ltd.,
5.13%, 9/10/19	EUR	400	495
BHP Billiton Finance USA Ltd.,
3.85%, 9/30/23	$170		161
Macquarie Bank Ltd.,
6.63%, 4/7/21 (c)		270	303
Origin Energy Finance Ltd.,
3.50%, 10/9/18 (c)		200	195
QBE Insurance Group Ltd.,
2.40%, 5/1/18 (c)		200	200
Telstra Corp., Ltd.,
3.13%, 4/7/25 (c)		135	130
Transurban Finance Co. Pty Ltd.,
4.13%, 2/2/26 (c)		170	168
Wesfarmers Ltd.,
2.98%, 5/18/16 (c)		245	246
			1,898
Belgium (0.1%)
Anheuser-Busch InBev Finance, Inc.,
3.70%, 2/1/24		300	306
Brazil (0.0%)
Vale Overseas Ltd.,
6.88%, 11/21/36 — 11/10/39		175	123
Canada (0.1%)
Barrick Gold Corp.,
4.10%, 5/1/23		100	86
Brookfield Asset Management, Inc.,
5.80%, 4/25/17		295	306
Goldcorp, Inc.,
3.70%, 3/15/23		198	181
			573
Chile (0.1%)
Empresa Nacional de Telecomunicaciones SA,
4.75%, 8/1/26 (c)		250	235
China (0.1%)
Baidu, Inc.,
3.25%, 8/6/18		225	228

Want Want China Finance Ltd.,
1.88%, 5/14/18 (c)	200		196
			424
Colombia (0.1%)
Ecopetrol SA,
5.88%, 9/18/23	270		249
France (0.7%)
AXA SA,
3.94%, 11/7/24 (b)(d)	EUR	500	538
Banque Federative du Credit Mutuel SA,
2.00%, 9/19/19	500		574
BNP Paribas SA,
5.00%, 1/15/21	$95		105
MTN
4.25%, 10/15/24	250		248
BPCE SA,
5.15%, 7/21/24 (c)	450		455
Credit Agricole Assurances SA,
4.25%, 1/13/25 (b)(d)	EUR	500	517
Credit Agricole SA,
3.90%, 4/19/21	50		61
Electricite de France SA,
5.00%, 1/22/26 (b)(d)	300		320
			2,818
Germany (0.3%)
Bayer AG,
3.75%, 7/1/74 (b)	300		330
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen,
6.00%, 5/26/41 (b)	400		514
Siemens Financieringsmaatschappij N.V.,
3.25%, 5/27/25 (c)	$250		250
Vier Gas Transport GmbH,
3.13%, 7/10/23	EUR	100	122
			1,216
Hong Kong (0.1%)
Hutchison Whampoa International 14 Ltd.,
1.63%, 10/31/17 (c)	$200		199
Italy (0.3%)
Assicurazioni Generali SpA,
10.13%, 7/10/42 (b)	EUR	400	581
FCA Capital Ireland PLC,
1.38%, 4/17/20	250		270
Telecom Italia Finance SA,
7.75%, 1/24/33	80		114
UniCredit SpA,
4.25%, 7/29/16	350		389
			1,354
Korea, Republic of (0.1%)
SK Telecom Co., Ltd.,
2.13%, 5/1/18 (c)	$200		199

Malaysia (0.1%)
Petronas Capital Ltd.,
3.50%, 3/18/25 (c)	375		361
Mexico (0.0%)
Mexichem SAB de CV,
5.88%, 9/17/44 (c)	200		169
			169
Netherlands (0.6%)
ABN Amro Bank N.V.,
2.50%, 10/30/18 (c)	300		302
3.63%, 10/6/17	EUR	200	231
ASR Nederland N.V.,
5.00%, 9/30/24 (b)(d)	500		537
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
3.95%, 11/9/22	$250		253
Series G
3.75%, 11/9/20	EUR	300	360
ING Bank N.V.,
5.80%, 9/25/23 (c)	$240		261
Shell International Finance BV,
2.13%, 5/11/20	225		222
			2,166
Spain (0.4%)
Banco Bilbao Vizcaya Argentaria SA,
3.63%, 1/18/17	EUR	350	394
Santander Issuances SAU,
2.50%, 3/18/25	600		611
Telefonica Emisiones SAU,
4.71%, 1/20/20	300		374
			1,379
Sweden (0.1%)
Skandinaviska Enskilda Banken AB,
1.75%, 3/19/18 (c)	$200		199
Swedbank AB,
1.75%, 3/12/18 (c)	270		269
			468
Switzerland (0.4%)
Aquarius and Investments PLC for Zurich Insurance Co., Ltd.,
4.25%, 10/2/43 (b)	EUR	450	535
Credit Suisse AG,
0.63%, 11/20/18	550		602
6.00%, 2/15/18	$90		97
Glencore Funding LLC,
4.13%, 5/30/23 (c)	200		148
Novartis Capital Corp.,
4.40%, 5/6/44	150		157
			1,539
Thailand (0.1%)
PTT Exploration & Production PCL,
3.71%, 9/16/18 (c)	240		247

United Kingdom (0.9%)
Abbey National Treasury Services PLC,
4.00%, 3/13/24		120	125
BAT International Finance PLC,
9.50%, 11/15/18 (c)		155	185
Diageo Capital PLC,
1.50%, 5/11/17		215	215
Experian Finance PLC,
2.38%, 6/15/17 (c)		400	398
GlaxoSmithKline Capital, Inc.,
6.38%, 5/15/38		100	128
Heathrow Funding Ltd.,
4.60%, 2/15/18	EUR	300	354
HSBC Holdings PLC,
6.38%, 9/17/24 (b)(d)	$200		198
Imperial Tobacco Finance PLC,
8.38%, 2/17/16	EUR	400	439
Lloyds Bank PLC,
6.50%, 3/24/20		400	527
Nationwide Building Society,
3.90%, 7/21/25 (c)	$200		207
6.25%, 2/25/20 (c)		300	343
NGG Finance PLC,
5.63%, 6/18/73 (b)	GBP	200	305
			3,424
United States (3.5%)
AbbVie, Inc.,
3.60%, 5/14/25	$200		198
4.70%, 5/14/45		50	49
Actavis Funding SCS,
3.80%, 3/15/25		55	55
Altria Group, Inc.,
2.85%, 8/9/22		25	24
5.38%, 1/31/44		155	167
Apple, Inc.,
3.85%, 5/4/43		100	92
AT&T, Inc.,
6.30%, 1/15/38		150	165
Bank of America Corp.,
MTN
4.00%, 4/1/24		250	256
4.20%, 8/26/24		100	99
4.25%, 10/22/26		45	45
5.00%, 1/21/44		250	262
Baxalta, Inc.,
4.00%, 6/23/25 (c)		300	297
Bayer US Finance LLC,
3.38%, 10/8/24 (c)		200	202
Boston Properties LP,
3.85%, 2/1/23		25	26
Burlington Northern Santa Fe LLC,
4.55%, 9/1/44		195	189
Capital One Bank, USA NA,
3.38%, 2/15/23		546	535
CCO Safari II LLC,
4.91%, 7/23/25 (c)		300	300
6.48%, 10/23/45 (c)		150	151
Citigroup, Inc.,
2.65%, 10/26/20		50	50

5.50%, 9/13/25	250	272
6.68%, 9/13/43	20	25
8.13%, 7/15/39	175	252
Coca-Cola Co.,
3.20%, 11/1/23	250	259
Comcast Corp.,
4.60%, 8/15/45	130	132
DirecTV Holdings LLC/DIRECTV Financing Co., Inc.,
5.15%, 3/15/42	25	23
Discover Bank,
2.00%, 2/21/18	345	343
Enterprise Products Operating LLC,
3.35%, 3/15/23	275	249
Five Corners Funding Trust,
4.42%, 11/15/23 (c)	350	366
Ford Motor Credit Co., LLC,
4.21%, 4/15/16	305	307
GE Capital International Funding Co.,
2.34%, 11/15/20 (c)	227	225
General Electric Capital Corp.,
5.30%, 2/11/21	79	89
General Motors Financial Co., Inc.,
4.30%, 7/13/25	250	243
Genworth Holdings, Inc.,
7.20%, 2/15/21	105	88
Gilead Sciences, Inc.,
3.65%, 3/1/26	175	177
4.80%, 4/1/44	75	75
Goldman Sachs Group, Inc. (The), MTN
4.80%, 7/8/44	275	274
Hartford Financial Services Group, Inc. (The),
5.50%, 3/30/20	25	28
Hewlett Packard Enterprise Co.,
3.60%, 10/15/20 (c)	325	326
Home Depot, Inc.,
5.88%, 12/16/36	100	122
HSBC USA, Inc.,
3.50%, 6/23/24	100	100
International Business Machines Corp.,
1.95%, 2/12/19	300	302
JPMorgan Chase & Co.,
3.20%, 1/25/23	615	614
3.88%, 2/1/24	200	206
Kinder Morgan Energy Partners LP,
4.15%, 2/1/24	125	108
Kinder Morgan, Inc.,
4.30%, 6/1/25	150	130
Liberty Mutual Group, Inc.,
4.85%, 8/1/44 (c)	100	93
McDonald’s Corp.,
3.38%, 5/26/25	275	270
Medtronic, Inc.,
3.63%, 3/15/24	250	256
4.63%, 3/15/45	50	52
Merck & Co., Inc.,
2.80%, 5/18/23	250	249
Monongahela Power Co.,
5.40%, 12/15/43 (c)	100	112
NBC Universal Media LLC,
4.38%, 4/1/21	175	190
Omnicom Group, Inc.,

3.63%, 5/1/22		60	61
3.65%, 11/1/24		84	83
Oracle Corp.,
3.40%, 7/8/24		175	178
Pacific LifeCorp,
6.00%, 2/10/20 (c)		25	28
PepsiCo, Inc.,
3.60%, 3/1/24		250	262
Philip Morris International, Inc.,
2.13%, 5/30/19	EUR	150	172
Plains All American Pipeline LP/PAA Finance Corp.,
6.70%, 5/15/36	$190		170
8.75%, 5/1/19		220	242
Prudential Financial, Inc., MTN
6.63%, 12/1/37		150	184
QUALCOMM, Inc.,
4.65%, 5/20/35		250	232
Tyco International Finance SA,
3.90%, 2/14/26		175	176
UnitedHealth Group, Inc.,
3.75%, 7/15/25		75	77
4.25%, 3/15/43		150	146
Verizon Communications, Inc.,
4.67%, 3/15/55		231	201
5.01%, 8/21/54		195	179
Visa, Inc.,
3.15%, 12/14/25		325	326
Wal-Mart Stores, Inc.,
2.55%, 4/11/23		475	469
Wells Fargo & Co., Series M
3.45%, 2/13/23		395	396
Zimmer Biomet Holdings, Inc.,
5.75%, 11/30/39		150	165
			13,466
			32,813
Mortgages - Other (0.7%)
United Kingdom (0.2%)
Holmes Master Issuer PLC,
2.13%, 10/15/54 (b)(c)	GBP	616	922
United States (0.5%)
Banc of America Alternative Loan Trust,
5.86%, 10/25/36	$44		29
6.00%, 4/25/36		22	23
ChaseFlex Trust,
6.00%, 2/25/37		41	35
First Horizon Alternative Mortgage Securities Trust,
6.25%, 8/25/36		21	16
Freddie Mac Whole Loan Securities Trust,
3.00%, 9/25/45		543	534
3.50%, 5/25/45 — 9/25/45		893	903
4.00%, 5/25/45		122	127
GSR Mortgage Loan Trust,
5.75%, 1/25/37		34	33
Lehman Mortgage Trust,
5.50%, 11/25/35		12	12

6.50%, 9/25/37	43		33
			1,745
			2,667
Sovereign (13.0%)
Australia (0.4%)
Australia Government Bond,
2.75%, 4/21/24	AUD	200	146
3.25%, 4/21/25	2,100		1,584
			1,730
Austria (0.1%)
Austria Government Bond,
1.20%, 10/20/25 (c)	EUR	500	559
Belgium (0.4%)
Belgium Government Bond,
0.80%, 6/22/25 (c)	900		963
3.00%, 9/28/19	480		583
			1,546
Bermuda (0.1%)
Bermuda Government International Bond,
4.85%, 2/6/24 (c)	$390		404
Canada (1.0%)
Canadian Government Bond,
1.50%, 6/1/23	CAD	2,300	1,701
3.25%, 6/1/21	2,600		2,116
			3,817
China (0.1%)
Sinopec Group Overseas Development 2015 Ltd.,
2.50%, 4/28/20 (c)	$375		370
France (0.5%)
France Government Bond OAT,
3.25%, 5/25/45	EUR	900	1,244
5.50%, 4/25/29	300		491
			1,735
Germany (0.5%)
Bundesrepublik Deutschland,
1.00%, 8/15/25	700		787
4.25%, 7/4/39	460		786
4.75%, 7/4/34	220		378
			1,951
Greece (0.3%)
Hellenic Republic Government Bond,
3.00%, 2/24/23 — 2/24/42 (e)	1,700		1,155
Hungary (0.3%)
Hungary Government International Bond,
5.38%, 3/25/24	$250		274

5.75%, 11/22/23	800		897
			1,171
Indonesia (0.3%)
Indonesia Government International Bond,
5.88%, 1/15/24 (c)	800		859
Perusahaan Listrik Negara PT,
5.50%, 11/22/21	300		306
			1,165
Ireland (0.1%)
Ireland Government Bond,
5.40%, 3/13/25	EUR	200	298
Italy (1.7%)
Italy Buoni Poliennali Del Tesoro,
1.50%, 6/1/25	2,500		2,720
1.65%, 3/1/32 (c)	800		827
2.35%, 9/15/24 (c)	2,314		2,906
			6,453
Japan (2.1%)
Japan Finance Organization for Municipalities,
1.90%, 6/22/18	JPY	70,000	610
Japan Government Ten Year Bond,
0.50%, 9/20/24	80,000		685
1.10%, 6/20/21	75,000		660
Japan Government Thirty Year Bond,
1.70%, 6/20/33	395,000		3,771
2.00%, 9/20/40	233,000		2,293
			8,019
Korea, Republic of (0.3%)
Korea Development Bank (The),
3.88%, 5/4/17	$400		411
4.63%, 11/16/21	630		692
			1,103
Mexico (0.2%)
Mexican Bonos, Series M
8.00%, 6/11/20	MXN	8,000	511
Petroleos Mexicanos,
6.38%, 1/23/45	$285		243
			754
Netherlands (0.2%)
Netherlands Government Bond,
0.25%, 7/15/25 (c)	EUR	800	827
New Zealand (0.9%)
New Zealand Government Bond,
4.50%, 4/15/27	NZD	1,700	1,262
5.50%, 4/15/23	2,800		2,198
			3,460

Poland (0.5%)
Poland Government Bond,
4.00%, 10/25/23	PLN	6,900	1,908
Spain (0.9%)
Spain Government Bond,
2.15%, 10/31/25 (c)	EUR	1,600	1,798
Spain Government Inflation Linked Bond,
1.00%, 11/30/30 (c)	780		834
1.80%, 11/30/24 (c)	551		658
			3,290
Supernational (0.4%)
European Investment Bank,
2.15%, 1/18/27	JPY	157,000	1,574
United Kingdom (1.7%)
United Kingdom Gilt,
2.75%, 9/7/24	GBP	1,700	2,683
4.25%, 6/7/32 — 9/7/39	2,130		3,988
			6,671
			49,960
U.S. Treasury Securities (14.2%)
United States (14.2%)
U.S. Treasury Bond,
3.50%, 2/15/39	$4,200		4,647
U.S. Treasury Inflation Indexed Bonds,
0.25%, 1/15/25	4,720		4,509
0.38%, 7/15/25	42,172		40,862
U.S. Treasury Notes,
0.63%, 9/30/17	2,000		1,987
1.13%, 3/31/20	2,500		2,444
			54,449
Total Fixed Income Securities (Cost $158,892)			155,569

	Shares	Value (000)
Common Stocks (55.3%)
Australia (1.8%)
AGL Energy Ltd.	4,451	58
Alumina Ltd.	30,244	25
Amcor Ltd.	11,036	107
AMP Ltd.	31,080	131
Arrium Ltd. (f)	14,100	1
Asciano Ltd.	7,805	50
ASX Ltd.	1,539	47
Australia & New Zealand Banking Group Ltd.	30,514	616
BHP Billiton Ltd.	28,547	371
BlueScope Steel Ltd.	3,657	12
Brambles Ltd.	13,249	111
CIMIC Group Ltd.	1,366	24
Coca-Cola Amatil Ltd.	4,624	31
Cochlear Ltd.	499	35
Commonwealth Bank of Australia	12,195	753
Computershare Ltd.	4,195	35

Crown Resorts Ltd.	5,745	52
CSL Ltd.	4,783	365
Dexus Property Group REIT	7,020	38
DuluxGroup Ltd.	5,515	27
Evolution Mining Ltd.	32,223	33
Fairfax Media Ltd.	32,187	21
Fortescue Metals Group Ltd.	10,837	15
Goodman Group REIT	11,245	51
GPT Group REIT	17,813	62
Incitec Pivot Ltd.	14,433	41
Insurance Australia Group Ltd.	19,798	80
Lend Lease Group REIT	5,862	60
Macquarie Group Ltd.	2,760	165
Mirvac Group REIT	25,584	37
National Australia Bank Ltd.	25,803	562
Newcrest Mining Ltd. (f)	18,883	178
Northern Star Resources Ltd.	21,953	44
OceanaGold Corp. CDI	3,014	6
Orica Ltd.	3,553	40
Origin Energy Ltd.	9,394	32
Orora Ltd.	11,036	18
QBE Insurance Group Ltd.	13,964	127
Recall Holdings Ltd.	2,611	13
Rio Tinto Ltd.	3,744	121
Santos Ltd.	9,011	24
Scentre Group REIT	41,036	124
Shopping Centres Australasia Property Group REIT	2,395	4
Sonic Healthcare Ltd.	3,230	42
South32 Ltd. (f)	20,867	16
South32 Ltd. (f)	28,547	22
Star Entertainment Grp Ltd. (The)	7,295	27
Stockland REIT	25,532	76
Suncorp Group Ltd.	11,119	97
Sydney Airport	2,861	13
Tabcorp Holdings Ltd.	7,097	24
Telstra Corp., Ltd.	41,748	169
Transurban Group	12,301	93
Treasury Wine Estates Ltd.	7,395	44
Wesfarmers Ltd.	10,023	302
Westfield Corp. REIT	18,583	128
Westpac Banking Corp.	24,560	595
Woodside Petroleum Ltd.	5,210	109
Woolworths Ltd.	10,835	192
WorleyParsons Ltd.	1,584	5
		6,701
Austria (0.0%)
BUWOG AG (f)	183	4
Immofinanz AG (f)	3,664	8
Voestalpine AG	1,329	41
		53
Belgium (0.5%)
Ageas	3,005	139
Anheuser-Busch InBev N.V.	6,869	848
Colruyt SA	905	46
Delhaize Group SA	3,250	317
Groupe Bruxelles Lambert SA	1,457	125
KBC Groep N.V.	3,140	196
UCB SA	50	5

Umicore SA	1,567	66
		1,742
Canada (2.1%)
Agnico-Eagle Mines Ltd.	3,700	97
Agnico-Eagle Mines Ltd.	1,600	42
Agrium, Inc.	1,500	134
Bank of Montreal	5,100	288
Bank of Nova Scotia	8,800	356
Barrick Gold Corp.	17,100	126
Barrick Gold Corp.	9,400	70
BCE, Inc.	5,300	205
Blackberry Ltd. (f)	4,200	39
Bombardier, Inc.	12,800	12
Brookfield Asset Management, Inc., Class A	8,250	260
Cameco Corp.	4,100	51
Canadian Imperial Bank of Commerce	3,700	244
Canadian National Railway Co.	8,600	481
Canadian Natural Resources Ltd.	10,300	225
Canadian Oil Sands Ltd.	2,700	16
Canadian Pacific Railway Ltd.	1,600	204
Cenovus Energy, Inc.	7,100	90
Centerra Gold, Inc.	7,600	36
Crescent Point Energy Corp.	2,100	24
Detour Gold Corp. (f)	5,600	58
Eldorado Gold Corp.	17,800	53
Eldorado Gold Corp.	5,400	16
Enbridge, Inc.	8,200	273
Encana Corp.	7,600	39
Fairfax Financial Holdings Ltd.	300	142
First Majestic Silver Corp. (f)	200	1
First Quantum Minerals Ltd.	5,100	19
Fortis, Inc.	1,300	35
Franco-Nevada Corp.	3,100	142
Goldcorp, Inc.	9,500	110
Goldcorp, Inc.	7,100	82
Great-West Lifeco, Inc.	4,100	102
Husky Energy, Inc.	2,643	27
IGM Financial, Inc.	1,800	46
Imperial Oil Ltd.	2,600	85
Intact Financial Corp.	1,500	96
Kinross Gold Corp. (f)	45,900	84
Kinross Gold Corp. (f)	1,200	2
Lightstream Resources Ltd.	1,136	—	@
Loblaw Cos., Ltd.	673	32
Magna International, Inc.	5,200	211
Manulife Financial Corp.	18,100	271
National Bank of Canada	3,000	87
New Gold, Inc. (f)	14,700	34
Osisko Gold Royalties Ltd.	2,500	25
Pan American Silver Corp.	5,000	33
Pembina Pipeline Corp.	400	9
Penn West Petroleum Ltd.	3,700	3
Potash Corp. of Saskatchewan, Inc.	8,200	140
Power Corp. of Canada	4,100	86
Power Financial Corp.	3,400	78
Rogers Communications, Inc., Class B	3,800	131
Royal Bank of Canada	12,300	659
SEMAFO, Inc. (f)	9,300	24
Shaw Communications, Inc., Class B	3,700	64

Silver Wheaton Corp.	8,100	101
Silver Wheaton Corp.	3,500	44
SNC-Lavalin Group, Inc.	1,800	53
Sun Life Financial, Inc.	5,900	184
Suncor Energy, Inc.	14,100	364
Teck Resources Ltd., Class B	4,700	18
Thomson Reuters Corp.	3,700	140
Toronto-Dominion Bank (The)	16,200	635
Touchstone Exploration, Inc. (f)	650	—	@
TransAlta Corp.	2,300	8
TransCanada Corp.	6,300	206
Valeant Pharmaceuticals International, Inc. (f)	300	30
Yamana Gold, Inc.	23,100	43
Yamana Gold, Inc.	7,200	13
		8,138

Chile (0.0%)
Antofagasta PLC	2,716	19

China (0.4%)
Brilliance China Automotive Holdings Ltd. (g)	104,000	130
Byd Co., Ltd. H Shares (f)(g)	51,500	280
Dongfeng Motor Group Co., Ltd. H Shares (g)	208,000	275
Geely Automobile Holdings Ltd. (g)	485,000	257
Great Wall Motor Co., Ltd. H Shares (g)	350,000	405
Guangzhou Automobile Group Co., Ltd. H Shares (g)	176,000	156
Hanergy Thin Film Power Group Ltd. (f)(g)(h)(i)	42,000	1
Zhaojin Mining Industry Co., Ltd. H Shares (g)	18,500	11
Zijin Mining Group Co., Ltd. H Shares (g)	186,000	49
		1,564

Denmark (0.5%)
AP Moeller - Maersk A/S Series A	40	51
AP Moeller - Maersk A/S Series B	55	71
Carlsberg A/S Series B	98	9
Coloplast A/S	120	10
Danske Bank A/S	6,810	182
DSV A/S	3,832	151
Novo Nordisk A/S Series B	19,475	1,119
Novozymes A/S Series B	2,771	133
TDC A/S	537	3
Vestas Wind Systems A/S	3,686	257
		1,986

Finland (0.3%)
Fortum Oyj	6,094	91
Kone Oyj, Class B	5,074	213
Nokia Oyj	37,349	266
Nokian Renkaat Oyj	1,401	50
Sampo Oyj, Class A	4,054	206
UPM-Kymmene Oyj	11,663	216
		1,042

France (3.2%)
Accor SA	9,619	415
Aeroports de Paris (ADP)	480	56
Air Liquide SA	3,070	345
Alcatel-Lucent (f)	40,325	160
Alstom SA (f)	4,118	126

Atos SE	3,146	264
AXA SA	17,073	467
BNP Paribas SA	10,038	568
Bouygues SA	12,462	494
Bureau Veritas SA	2,324	46
Cap Gemini SA	7,847	726
Carrefour SA	5,540	160
CGG SA (f)	2,024	6
Christian Dior SE	710	121
Cie de Saint-Gobain	13,388	576
Cie Generale des Etablissements Michelin	1,901	181
Credit Agricole SA	8,087	95
Danone SA	6,776	457
Edenred	1,823	34
Electricite de France SA	3,256	48
Engie	12,433	220
Essilor International SA	1,528	190
Eutelsat Communications SA	799	24
Groupe Eurotunnel SE	14,161	176
Hermes International	150	51
ICADE REIT	86	6
JCDecaux SA	651	25
Kering	1,357	231
L’Oreal SA	2,407	405
LVMH Moet Hennessy Louis Vuitton SE	2,318	362
Orange SA	19,532	328
Pernod Ricard SA	1,901	216
Peugeot SA (f)	1,221	21
Publicis Groupe SA	1,047	69
Renault SA	1,905	191
Rexel SA	7,758	103
Safran SA	21	1
Sanofi	11,649	994
Schneider Electric SE	52	3
SES SA	2,416	67
Societe Generale SA	6,968	321
Societe Television Francaise 1	1,176	13
Sodexo SA	1,223	119
Suez Environnement Co.	4,193	78
Technip SA	952	47
Thales SA	1,262	95
Total SA	21,021	936
Unibail-Rodamco SE REIT	1,628	413
Vallourec SA	2,417	22
Veolia Environnement SA	5,613	133
Vinci SA	12,626	810
Vivendi SA	16,328	352
		12,367

Germany (2.6%)
Adidas AG	1,900	185
Allianz SE (Registered)	4,326	767
Axel Springer SE	168	9
BASF SE	10,277	786
Bayer AG (Registered)	7,219	906
Bayerische Motoren Werke AG	3,050	321
Beiersdorf AG	851	78
Commerzbank AG (f)	3,854	40
Continental AG	533	129
Daimler AG (Registered)	6,735	562

Deutsche Bank AG (Registered)	12,683	311
Deutsche Boerse AG	6,675	591
Deutsche Lufthansa AG (Registered) (f)	3,253	51
Deutsche Post AG (Registered)	5,009	141
Deutsche Telekom AG (Registered)	28,014	507
E.ON SE	17,388	168
Esprit Holdings Ltd. (g)	12,583	14
Fraport AG Frankfurt Airport Services Worldwide	268	17
Fresenius Medical Care AG & Co., KGaA	1,747	147
Fresenius SE & Co., KGaA	3,438	246
Henkel AG & Co., KGaA	1,420	136
Henkel AG & Co., KGaA (Preference)	2,044	228
Infineon Technologies AG	10,693	157
K&S AG (Registered)	1,306	34
Lanxess AG	827	38
Linde AG	1,508	219
Merck KGaA	1,048	102
Metro AG	1,062	34
Muenchener Rueckversicherungs AG (Registered)	1,857	372
Osram Licht AG	765	32
Porsche Automobil Holding SE (Preference)	779	42
ProSiebenSat.1 Media SE (Registered)	5,806	294
QIAGEN N.V. (f)	2,514	68
RWE AG	3,402	43
SAP SE	9,219	734
Siemens AG (Registered)	8,113	787
Suedzucker AG	410	8
ThyssenKrupp AG	4,900	97
TUI AG	1,503	27
TUI AG	6,275	111
Volkswagen AG	290	45
Volkswagen AG (Preference)	1,593	231
Vonovia SE	409	13
		9,828

Greece (0.0%)
National Bank of Greece SA (f)	95	—	@

Hong Kong (0.8%)
AIA Group Ltd.	67,200	400
Bank of East Asia Ltd. (The)	18,093	67
BOC Hong Kong Holdings Ltd.	36,500	111
Cheung Kong Property Holdings Ltd.	28,364	183
CK Hutchison Holdings Ltd.	28,364	381
CLP Holdings Ltd.	19,000	161
G-Resources Group Ltd.	129,000	3
Global Brands Group Holding Ltd. (f)	40,000	8
Hang Lung Group Ltd.	8,000	26
Hang Lung Properties Ltd.	22,000	50
Hang Seng Bank Ltd.	11,500	218
Henderson Land Development Co., Ltd.	16,274	99
Hong Kong & China Gas Co., Ltd.	57,977	113
Hong Kong Exchanges and Clearing Ltd.	11,101	282
Kerry Logistics Network Ltd.	3,500	5
Kerry Properties Ltd.	7,000	19
Link REIT	21,033	125
MTR Corp., Ltd.	16,169	80
New World Development Co., Ltd.	43,222	42
Power Assets Holdings Ltd.	14,500	133
Sands China Ltd.	28,400	96

Sino Land Co., Ltd.	24,070	35
Sun Hung Kai Properties Ltd.	15,504	186
Swire Pacific Ltd., Class A	6,500	73
Swire Properties Ltd.	4,550	13
Wharf Holdings Ltd. (The)	13,200	73
Wheelock & Co., Ltd.	10,000	42
		3,024

Ireland (0.1%)
CRH PLC	479	14
CRH PLC	11,774	342
		356

Italy (0.8%)
Assicurazioni Generali SpA	12,764	233
Atlantia SpA	20,956	555
Banco Popolare SC (f)	2,037	28
Enel Green Power SpA	11,984	24
Enel SpA	64,306	269
Eni SpA	24,057	356
Finmeccanica SpA (f)	1,205	17
Intesa Sanpaolo SpA	97,054	323
Luxottica Group SpA	1,123	73
Mediobanca SpA	41,764	400
Prysmian SpA	1,210	27
Saipem SpA (f)	2,154	17
Snam SpA	20,778	109
Telecom Italia SpA (f)	104,953	132
Telecom Italia SpA	64,353	66
Terna Rete Elettrica Nazionale SpA	9,469	49
UniCredit SpA	32,651	180
Unione di Banche Italiane SpA	5,195	35
		2,893

Japan (6.0%)
Advantest Corp.	1,600	13
Aeon Co., Ltd.	8,400	129
Aisin Seiki Co., Ltd.	2,800	120
Ajinomoto Co., Inc.	11,000	260
Asahi Glass Co., Ltd.	12,000	68
Asahi Group Holdings Ltd.	3,700	116
Asahi Kasei Corp.	19,000	129
Astellas Pharma, Inc.	19,000	270
Bank of Yokohama Ltd. (The)	15,000	92
Bridgestone Corp.	6,600	226
Canon, Inc.	10,400	315
Central Japan Railway Co.	1,700	301
Chiba Bank Ltd. (The)	10,000	71
Chubu Electric Power Co., Inc.	5,800	79
Chugai Pharmaceutical Co., Ltd.	3,400	119
Chugoku Electric Power Co., Inc. (The)	2,600	34
Dai Nippon Printing Co., Ltd.	8,000	79
Dai-ichi Life Insurance Co., Ltd. (The)	1,000	17
Daiichi Sankyo Co., Ltd.	6,800	140
Daikin Industries Ltd.	2,800	204
Daito Trust Construction Co., Ltd.	1,000	116
Daiwa House Industry Co., Ltd.	8,000	229
Daiwa Securities Group, Inc.	21,000	128
Denso Corp.	6,100	291

Dentsu, Inc.	2,200	120
East Japan Railway Co.	3,600	338
Eisai Co., Ltd.	2,800	185
Electric Power Development Co., Ltd.	1,900	68
FANUC Corp.	1,800	310
Fast Retailing Co., Ltd.	500	175
FUJIFILM Holdings Corp.	5,700	237
Fujitsu Ltd.	19,000	95
Hankyu Hanshin Holdings, Inc.	24,000	156
Hitachi Ltd.	47,000	266
Hokkaido Electric Power Co., Inc. (f)	2,900	30
Hokuriku Electric Power Co.	2,700	40
Honda Motor Co., Ltd.	1,100	35
Honda Motor Co., Ltd. ADR	13,695	437
Hoya Corp.	4,200	171
Ibiden Co., Ltd.	1,400	20
Inpex Corp.	4,200	42
Isetan Mitsukoshi Holdings Ltd.	3,700	48
Isuzu Motors Ltd.	500	5
ITOCHU Corp.	15,500	183
Japan Real Estate Investment Corp. REIT	12	58
Japan Steel Works Ltd. (The)	3,000	11
Japan Tobacco, Inc.	11,500	422
JFE Holdings, Inc.	4,600	72
JGC Corp.	2,000	31
JSR Corp.	2,100	33
JX Holdings, Inc.	2,800	12
Kansai Electric Power Co., Inc. (The) (f)	4,900	59
Kao Corp.	5,900	303
Kawasaki Heavy Industries Ltd.	26,000	96
KDDI Corp.	22,500	583
Keikyu Corp.	7,000	58
Keio Corp.	7,000	61
Keyence Corp.	500	274
Kintetsu Group Holdings Co., Ltd.	29,000	118
Kirin Holdings Co., Ltd.	10,000	135
Kobe Steel Ltd.	49,000	53
Komatsu Ltd.	9,800	160
Konica Minolta, Inc.	3,500	35
Kubota Corp.	13,000	200
Kuraray Co., Ltd.	3,500	42
Kyocera Corp.	3,200	148
Kyushu Electric Power Co., Inc. (f)	2,700	30
LIXIL Group Corp.	3,900	87
Makita Corp.	1,100	63
Marubeni Corp.	21,000	108
Mazda Motor Corp.	3,400	70
Mitsubishi Chemical Holdings Corp.	15,500	98
Mitsubishi Corp.	12,800	213
Mitsubishi Electric Corp.	19,000	199
Mitsubishi Estate Co., Ltd.	12,000	249
Mitsubishi Heavy Industries Ltd.	37,000	162
Mitsubishi Motors Corp.	6,400	54
Mitsui & Co., Ltd.	19,300	229
Mitsui Fudosan Co., Ltd.	9,000	226
Mitsui OSK Lines Ltd.	12,000	30
Mizuho Financial Group, Inc.	144,700	289
MS&AD Insurance Group Holdings, Inc.	4,000	117
Murata Manufacturing Co., Ltd.	2,200	316
NGK Insulators Ltd.	3,000	68
Nidec Corp.	2,200	159

Nikon Corp.	3,500	47
Nintendo Co., Ltd.	1,000	138
Nippon Building Fund, Inc. REIT	12	57
Nippon Electric Glass Co., Ltd.	4,000	20
Nippon Express Co., Ltd.	15,000	70
Nippon Steel Sumitomo Metal Corp.	8,000	158
Nippon Telegraph & Telephone Corp.	11,200	445
Nippon Yusen KK	24,000	58
Nissan Motor Co., Ltd.	23,900	250
Nitto Denko Corp.	1,700	124
Nomura Holdings, Inc.	36,100	201
NSK Ltd.	7,000	76
NTT Data Corp.	2,100	102
NTT DoCoMo, Inc.	14,700	301
Odakyu Electric Railway Co., Ltd.	12,000	129
Oji Holdings Corp.	9,000	36
Olympus Corp.	2,400	95
Omron Corp.	1,900	63
Ono Pharmaceutical Co., Ltd.	1,000	178
Oriental Land Co., Ltd.	400	24
ORIX Corp.	10,500	147
Osaka Gas Co., Ltd.	29,000	105
Otsuka Holdings Co., Ltd.	400	14
Panasonic Corp.	18,700	190
Rakuten, Inc.	10,000	115
Resona Holdings, Inc.	7,300	35
Ricoh Co., Ltd.	8,000	82
Rohm Co., Ltd.	800	40
Secom Co., Ltd.	2,100	142
Sekisui House Ltd.	8,000	134
Seven & I Holdings Co., Ltd.	8,400	383
Sharp Corp. (f)	10,000	10
Shikoku Electric Power Co., Inc.	3,800	59
Shin-Etsu Chemical Co., Ltd.	3,300	179
Shionogi & Co., Ltd.	4,400	199
Shiseido Co., Ltd.	4,500	93
Shizuoka Bank Ltd. (The)	10,000	97
SMC Corp.	600	156
SoftBank Group Corp.	7,400	373
Sompo Japan Nipponkoa Holdings, Inc.	400	13
Sony Corp.	900	22
Sony Corp. ADR	9,035	222
Sumitomo Chemical Co., Ltd.	15,000	86
Sumitomo Corp.	11,700	119
Sumitomo Electric Industries Ltd.	16,600	234
Sumitomo Metal Mining Co., Ltd.	6,000	73
Sumitomo Mitsui Financial Group, Inc.	13,000	490
Sumitomo Mitsui Trust Holdings, Inc.	30,000	113
Sumitomo Realty & Development Co., Ltd.	6,000	171
Suzuki Motor Corp.	4,200	128
T&D Holdings, Inc.	5,800	76
Takeda Pharmaceutical Co., Ltd.	7,400	368
TDK Corp.	1,000	64
Terumo Corp.	4,600	142
Tobu Railway Co., Ltd.	23,000	113
Tohoku Electric Power Co., Inc.	4,600	58
Tokio Marine Holdings, Inc.	4,900	189
Tokyo Electric Power Co., Inc. (f)	9,500	55
Tokyo Electron Ltd.	1,500	90
Tokyo Gas Co., Ltd.	26,000	122
Tokyu Corp.	12,000	95

Toppan Printing Co., Ltd.	8,000	74
Toray Industries, Inc.	19,000	176
Toshiba Corp. (f)	42,000	86
Toyota Industries Corp.	2,500	134
Toyota Motor Corp.	27,300	1,676
Trend Micro, Inc.	1,200	49
Unicharm Corp.	5,400	110
West Japan Railway Co.	2,300	159
Yahoo! Japan Corp.	19,100	78
Yamada Denki Co., Ltd.	9,500	41
Yamato Holdings Co., Ltd.	6,600	140
		23,129

Kazakhstan (0.0%)
KAZ Minerals PLC (f)	2,888	4

Mexico (0.0%)
Primero Mining Corp. (f)	5,200	12

Netherlands (0.9%)
Akzo Nobel N.V.	4,216	282
Altice N.V., Class A (f)	26	—	@
ArcelorMittal	12,177	51
ASML Holding N.V.	2,380	212
CNH Industrial N.V.	6,659	45
Fiat Chrysler Automobiles N.V. (f)	10,746	148
Fugro N.V. CVA (f)	657	11
Heineken N.V.	3,516	300
ING Groep N.V. CVA	45,955	619
Koninklijke Ahold N.V.	10,726	227
Koninklijke DSM N.V.	3,186	159
Koninklijke KPN N.V.	6,177	23
Koninklijke Philips N.V.	11,463	292
Koninklijke Vopak N.V.	1,006	43
PostNL N.V. (f)	4,654	18
Randstad Holding N.V.	7,627	474
TNT Express N.V.	4,151	35
Unilever N.V. CVA	14,384	623
		3,562

Nicaragua (0.0%)
B2Gold Corp. (f)	11,400	12

Norway (0.2%)
Akastor ASA (f)	1,833	2
Aker Solutions ASA	1,833	6
DNB ASA	11,838	146
Kvaerner ASA	1,677	2
Norsk Hydro ASA	13,781	51
Orkla ASA	10,248	81
REC Silicon ASA (f)	6,482	1
Seadrill Ltd. (f)	328	1
Statoil ASA	14,132	198
Subsea 7 SA (f)	3,127	22
Telenor ASA	17,185	286
Yara International ASA	2,039	88
		884

Peru (0.0%)
Cia de Minas Buenaventura SA ADR (f)	9,500	41

Poland (0.0%)
Jeronimo Martins SGPS SA	3,072	40

Portugal (0.0%)
Banco Espirito Santo SA (Registered) (f)(h)	192,146	—	@
Galp Energia SGPS SA	2,866	33
Pharol SGPS SA (Registered) (f)	11,841	4
		37

South Africa (0.2%)
AngloGold Ashanti Ltd. ADR (f)	12,600	89
Gold Fields Ltd. ADR	25,200	70
Harmony Gold Mining Co., Ltd. ADR (f)	5,600	5
SABMiller PLC	10,797	647
		811

Spain (1.8%)
Abertis Infraestructuras SA	12,358	193
ACS Actividades de Construccion y Servicios SA	3,511	102
Amadeus IT Holding SA, Class A	5,483	241
Banco Bilbao Vizcaya Argentaria SA	132,971	970
Banco de Sabadell SA	47,500	84
Banco Popular Espanol SA	7,319	24
Banco Santander SA	242,416	1,190
CaixaBank SA	26,805	93
Distribuidora Internacional de Alimentacion SA (f)	18,498	109
Enagas SA	4,460	125
Ferrovial SA	7,064	159
Gas Natural SDG SA	5,948	121
Grifols SA	2,531	117
Grifols SA, Class B	126	4
Iberdrola SA	103,903	737
Industria de Diseno Textil SA	27,630	948
International Consolidated Airlines Group SA	64,941	579
Red Electrica Corp., SA	3,217	268
Repsol SA	16,659	181
Telefonica SA	71,726	792
		7,037

Sweden (1.0%)
Assa Abloy AB, Class B	9,837	206
Atlas Copco AB, Class A	9,926	242
Atlas Copco AB, Class B	7,174	165
Electrolux AB, Class B	2,950	71
Hennes & Mauritz AB, Class B	10,362	369
Husqvarna AB, Class B	5,449	36
Investor AB, Class B	11,790	434
Millicom International Cellular SA SDR	1,326	76
Modern Times Group MTG AB, Class B	443	11
Nordea Bank AB	28,174	307
Sandvik AB	15,296	132
Skandinaviska Enskilda Banken AB, Class A	14,182	148
Skanska AB, Class B	3,281	63
SKF AB, Class B	6,298	102
Svenska Cellulosa AB SCA, Class B	9,078	264
Svenska Handelsbanken AB, Class A	17,835	235

Swedbank AB, Class A	5,799	127
Swedish Match AB	4,201	149
Telefonaktiebolaget LM Ericsson, Class B	27,940	271
TeliaSonera AB	31,426	156
Volvo AB, Class B	9,603	89
		3,653

Switzerland (3.2%)
ABB Ltd. (Registered) (f)	37,474	665
Actelion Ltd. (Registered) (f)	1,056	145
Adecco SA (Registered) (f)	9,006	618
Cie Financiere Richemont SA (Registered)	5,331	383
Credit Suisse Group AG (Registered) (f)	17,406	376
Geberit AG (Registered)	894	301
Givaudan SA (Registered) (f)	111	200
Julius Baer Group Ltd. (f)	2,309	111
Kuehne & Nagel International AG (Registered)	732	100
LafargeHolcim Ltd. (Registered) (f)	4,228	214
LafargeHolcim Ltd. (Registered) (f)	698	35
Lonza Group AG (Registered) (f)	523	85
Nestle SA (Registered)	38,089	2,823
Novartis AG (Registered)	23,572	2,015
Roche Holding AG (Genusschein)	6,415	1,768
SGS SA (Registered)	60	114
Sonova Holding AG (Registered)	957	122
Swatch Group AG (The)	353	123
Swiss Re AG	1,615	157
Swisscom AG (Registered)	745	371
Syngenta AG (Registered)	914	359
Transocean Ltd.	3,245	40
UBS Group AG (Registered)	32,715	630
Zurich Insurance Group AG (f)	2,626	670
		12,425

Turkey (0.0%)
Alacer Gold Corp. (f)	5,800	10

United Kingdom (6.1%)
3i Group PLC	17,668	125
Admiral Group PLC	3,778	92
Aggreko PLC	2,431	33
Amec Foster Wheeler PLC	3,969	25
Anglo American PLC	12,293	54
ARM Holdings PLC	14,750	223
Associated British Foods PLC	1,859	91
AstraZeneca PLC	16,441	1,112
Aviva PLC	32,931	249
Babcock International Group PLC	4,000	60
BAE Systems PLC	51,079	376
Barclays PLC	165,488	536
BG Group PLC	32,584	472
BHP Billiton PLC	20,867	234
BP PLC	189,666	988
British American Tobacco PLC	19,566	1,087
British Land Co., PLC REIT	12,968	149
BT Group PLC	102,679	710
Burberry Group PLC	4,196	74
Cairn Energy PLC (f)	6,451	15
Capita PLC	6,586	117
Centrica PLC	52,229	168

Compass Group PLC	19,815	343
Diageo PLC	24,702	674
Experian PLC	11,615	205
G4S PLC	14,808	49
GlaxoSmithKline PLC	58,621	1,184
Glencore PLC (f)	65,300	87
HSBC Holdings PLC	161,033	1,271
Imperial Tobacco Group PLC	10,308	542
Indivior PLC	6,915	19
Inmarsat PLC	4,106	68
Intertek Group PLC	1,847	76
Investec PLC	9,538	67
ITV PLC	32,244	131
Johnson Matthey PLC	2,335	91
Land Securities Group PLC REIT	12,437	216
Legal & General Group PLC	64,615	255
Liberty Global PLC LiLAC, Class A (f)	107	4
Liberty Global PLC LiLAC Series C (f)	270	12
Lloyds Banking Group PLC	379,266	408
London Stock Exchange Group PLC	107	4
Lonmin PLC (f)	27	—	@
Man Group PLC	15,236	39
Marks & Spencer Group PLC	10,082	67
National Grid PLC	35,017	482
Next PLC	1,962	210
Old Mutual PLC	76,950	203
Pearson PLC	12,902	139
Petrofac Ltd.	3,181	37
Prudential PLC	31,858	713
Randgold Resources Ltd.	924	57
Reckitt Benckiser Group PLC	6,915	636
RELX PLC	3,587	63
Rio Tinto PLC	13,589	396
Rolls-Royce Holdings PLC (f)	34,143	289
Royal Bank of Scotland Group PLC (f)	20,621	91
Royal Dutch Shell PLC, Class A	35,881	806
Royal Dutch Shell PLC, Class B	27,048	618
RSA Insurance Group PLC	15,957	100
Serco Group PLC (f)	11,756	16
Shire PLC	5,464	374
Sky PLC	8,242	135
Smith & Nephew PLC	10,250	181
Smiths Group PLC	6,229	86
SSE PLC	17,723	397
Standard Chartered PLC	21,901	182
Standard Life PLC	15,169	87
Tesco PLC (f)	78,475	173
Tullow Oil PLC (f)	8,851	22
Unilever PLC	13,299	569
Vedanta Resources PLC	1,623	7
Verizon Communications, Inc.	14,604	675
Verizon Communications, Inc.	15,926	740
Vodafone Group PLC	330,304	1,068
WM Morrison Supermarkets PLC	20,218	44
Wolseley PLC	3,226	175
WPP PLC	28,743	662
		23,235

United States (22.8%)
3M Co.	1,511	228

Abbott Laboratories	5,972	268
AbbVie, Inc.	6,122	363
Abercrombie & Fitch Co., Class A	229	6
Accenture PLC, Class A	2,785	291
ACCO Brands Corp. (f)	104	1
Adobe Systems, Inc. (f)	2,913	274
ADT Corp. (The)	384	13
Advance Auto Parts, Inc.	229	34
Advanced Micro Devices, Inc. (f)	2,660	8
AES Corp.	1,283	12
Aetna, Inc.	2,366	256
Aflac, Inc.	281	17
Agilent Technologies, Inc.	1,909	80
AGL Resources, Inc.	40	3
Air Products & Chemicals, Inc.	257	33
Airgas, Inc.	274	38
Akamai Technologies, Inc. (f)	1,162	61
Alamos Gold, Inc., Class A (f)	8,100	27
Alcoa, Inc.	2,930	29
Alexion Pharmaceuticals, Inc. (f)	1,421	271
Allegheny Technologies, Inc.	515	6
Allegion PLC	232	15
Allergan PLC (f)	1,179	368
Allstate Corp. (The)	623	39
Alpha Natural Resources, Inc. (f)	944	—	@
Alphabet, Inc., Class A (f)	1,413	1,099
Alphabet, Inc., Class C (f)	1,417	1,075
Altria Group, Inc.	9,076	528
Amazon.com, Inc. (f)	1,310	885
AMC Networks, Inc., Class A (f)	21	2
Ameren Corp.	2,072	90
American Electric Power Co., Inc.	3,874	226
American Express Co.	2,851	198
American Tower Corp. REIT	2,820	273
Ameriprise Financial, Inc.	1,689	180
AmerisourceBergen Corp.	2,901	301
AMETEK, Inc.	776	42
Amgen, Inc.	5,147	836
Amphenol Corp., Class A	292	15
Anadarko Petroleum Corp.	2,321	113
Analog Devices, Inc.	3,007	166
Annaly Capital Management, Inc. REIT	1,678	16
Anthem, Inc.	1,707	238
Aon PLC	200	18
Apache Corp.	2,074	92
Apollo Education Group, Inc., Class A (f)	616	5
Apple, Inc.	40,373	4,250
Applied Materials, Inc.	5,659	106
Arch Coal, Inc. (f)	97	—	@
Archer-Daniels-Midland Co.	3,013	111
AT&T, Inc.	39,563	1,361
Automatic Data Processing, Inc.	1,410	119
AutoZone, Inc. (f)	237	176
Avago Technologies Ltd.	1,305	189
AvalonBay Communities, Inc. REIT	1,207	222
Avery Dennison Corp.	1,288	81
Avon Products, Inc.	3,795	15
Baker Hughes, Inc.	2,855	132
Ball Corp.	679	49
Bank of America Corp.	66,480	1,119
Bank of New York Mellon Corp. (The)	8,064	332

Baxalta, Inc.	3,840	150
Baxter International, Inc.	3,840	147
BB&T Corp.	4,720	178
Becton Dickinson and Co.	1,812	279
Bed Bath & Beyond, Inc. (f)	1,220	59
Berkshire Hathaway, Inc., Class B (f)	634	84
Best Buy Co., Inc.	1,186	36
Biogen, Inc. (f)	1,534	470
Blackhawk Network Holdings, Inc. (f)	53	2
BlackRock, Inc.	847	288
Boeing Co. (The)	2,579	373
Boston Properties, Inc. REIT	1,166	149
Boston Scientific Corp. (f)	9,607	177
Bristol-Myers Squibb Co.	7,869	541
Broadcom Corp., Class A	4,332	250
Brookfield Property Partners LP	2,480	58
Brown-Forman Corp., Class B	61	6
Bunge Ltd.	626	43
C.H. Robinson Worldwide, Inc.	1,087	67
CA, Inc.	1,495	43
Cablevision Systems Corp.	2,202	70
California Resources Corp.	2,506	6
Cameron International Corp. (f)	1,363	86
Campbell Soup Co.	482	25
Capital One Financial Corp.	2,737	198
Cardinal Health, Inc.	2,811	251
Care Capital Properties, Inc. REIT	161	5
CarMax, Inc. (f)	657	35
Carnival Corp.	1,629	89
Caterpillar, Inc.	3,407	232
CBRE Group, Inc., Class A (f)	4,369	151
CBS Corp., Class B	4,471	211
CDK Global, Inc.	570	27
Celanese Corp. Series A	220	15
Celgene Corp. (f)	4,872	583
CenterPoint Energy, Inc.	3,826	70
CenturyLink, Inc.	3,360	85
Cerner Corp. (f)	1,932	116
CF Industries Holdings, Inc.	2,460	100
Charles Schwab Corp. (The)	5,073	167
Chemours Co. (The)	294	2
Chesapeake Energy Corp.	3,564	16
Chevron Corp.	7,195	647
Chipotle Mexican Grill, Inc. (f)	223	107
Chubb Corp. (The)	264	35
Cigna Corp.	1,966	288
Cintas Corp.	1,154	105
Cisco Systems, Inc.	32,372	879
CIT Group, Inc.	1,395	55
Citigroup, Inc.	11,462	593
Citrix Systems, Inc. (f)	1,309	99
Cliffs Natural Resources, Inc.	737	1
Clorox Co. (The)	1,159	147
CME Group, Inc.	211	19
CMS Energy Corp.	280	10
Coach, Inc.	1,293	42
Coca-Cola Co.	25,771	1,107
Coca-Cola Enterprises, Inc.	1,615	80
Coeur Mining, Inc. (f)	4,500	11
Cognizant Technology Solutions Corp., Class A (f)	4,008	241
Colgate-Palmolive Co.	7,434	495

Columbia Pipeline Group, Inc.	64	1
Comcast Corp., Class A	12,119	684
Comerica, Inc.	222	9
ConAgra Foods, Inc.	2,683	113
Concho Resources, Inc. (f)	560	52
ConocoPhillips	5,485	256
CONSOL Energy, Inc.	1,409	11
Consolidated Edison, Inc.	1,896	122
Constellation Brands, Inc., Class A	483	69
Corning, Inc.	3,404	62
Costco Wholesale Corp.	4,671	754
CR Bard, Inc.	651	123
Crimson Wine Group Ltd. (f)	181	2
Crown Castle International Corp. REIT	2,096	181
Crown Holdings, Inc. (f)	580	29
CST Brands, Inc.	219	9
CSX Corp.	4,858	126
Cummins, Inc.	1,361	120
CVS Health Corp.	2,371	232
Danaher Corp.	597	55
Darden Restaurants, Inc.	604	38
DaVita HealthCare Partners, Inc. (f)	1,412	98
Deere & Co.	2,118	162
Denbury Resources, Inc.	704	1
DENTSPLY International, Inc.	250	15
Devon Energy Corp.	1,642	53
DeVry Education Group, Inc.	21	1
Diamond Offshore Drilling, Inc.	43	1
Discover Financial Services	2,539	136
Discovery Communications, Inc., Class A (f)	1,282	34
Discovery Communications, Inc., Class C (f)	3,088	78
Dollar General Corp.	186	13
Dollar Tree, Inc. (f)	633	49
Dominion Resources, Inc.	4,883	330
Dover Corp.	226	14
Dow Chemical Co. (The)	1,600	82
Dr. Pepper Snapple Group, Inc.	1,031	96
DTE Energy Co.	1,480	119
Duke Energy Corp.	3,992	285
Dun & Bradstreet Corp. (The)	606	63
Eastman Chemical Co.	262	18
Eaton Corp., PLC	1,668	87
eBay, Inc. (f)	5,767	158
Ecolab, Inc.	1,208	138
Edison International	3,087	183
Edwards Lifesciences Corp. (f)	712	56
EI du Pont de Nemours & Co.	1,312	87
Eli Lilly & Co.	4,373	368
EMC Corp.	12,547	322
Emerson Electric Co.	3,485	167
Endo International PLC (f)	270	17
Engility Holdings, Inc.	18	1
Entergy Corp.	1,400	96
EOG Resources, Inc.	3,192	226
EQT Corp.	719	37
Equifax, Inc.	1,201	134
Equity Residential REIT	2,133	174
Estee Lauder Cos., Inc. (The), Class A	2,509	221
Eversource Energy	290	15
Exelon Corp.	6,330	176
Expedia, Inc.	232	29

Expeditors International of Washington, Inc.	636	29
Express Scripts Holding Co. (f)	5,496	480
Exxon Mobil Corp.	17,766	1,385
Fastenal Co.	1,411	58
FedEx Corp.	1,354	202
Fidelity National Information Services, Inc.	111	7
Fifth Third Bancorp	6,531	131
First Solar, Inc. (f)	275	18
FirstEnergy Corp.	2,866	91
Fiserv, Inc. (f)	1,176	108
Flowserve Corp.	760	32
Fluor Corp.	606	29
FMC Corp.	742	29
FMC Technologies, Inc. (f)	1,781	52
Ford Motor Co.	7,259	102
Four Corners Property Trust, Inc. (f)	201	5
Franklin Resources, Inc.	2,578	95
Freeport-McMoRan, Inc.	2,060	14
Frontier Communications Corp.	8,167	38
GameStop Corp., Class A	516	14
Gannett Co., Inc.	116	2
Gap, Inc. (The)	1,236	31
General Dynamics Corp.	1,101	151
General Electric Co.	15,958	497
General Growth Properties, Inc. REIT	1,106	30
General Mills, Inc.	4,174	241
Genuine Parts Co.	111	10
Gilead Sciences, Inc.	8,210	831
Goldman Sachs Group, Inc. (The)	3,372	608
H&R Block, Inc.	2,597	87
Halliburton Co.	5,078	173
Halyard Health, Inc. (f)	435	15
Harman International Industries, Inc.	43	4
Harris Corp.	23	2
Hartford Financial Services Group, Inc. (The)	228	10
Hasbro, Inc.	176	12
HCA Holdings, Inc. (f)	310	21
HCP, Inc. REIT	1,326	51
Hecla Mining Co.	12,600	24
Helmerich & Payne, Inc.	740	40
Henry Schein, Inc. (f)	590	93
Hershey Co. (The)	668	60
Hess Corp.	1,179	57
Hewlett Packard Enterprise Co.	8,276	126
Hologic, Inc. (f)	1,236	48
Home Depot, Inc.	1,091	144
Honeywell International, Inc.	3,640	377
Hormel Foods Corp.	40	3
Host Hotels & Resorts, Inc. REIT	6,151	94
HP, Inc.	8,276	98
Humana, Inc.	834	149
Huntington Bancshares, Inc.	680	8
Huntington Ingalls Industries, Inc.	59	7
IAMGOLD Corp. (f)	11,100	16
IHS, Inc., Class A (f)	652	77
Illinois Tool Works, Inc.	1,784	165
Illumina, Inc. (f)	872	167
Ingersoll-Rand PLC	887	49
Intel Corp.	14,046	484
Intercontinental Exchange, Inc.	558	143
International Business Machines Corp.	5,771	794

International Flavors & Fragrances, Inc.	233	28
International Game Technology PLC	499	8
International Paper Co.	610	23
Interpublic Group of Cos., Inc. (The)	3,611	84
Intuit, Inc.	2,402	232
Intuitive Surgical, Inc. (f)	625	341
Invesco Ltd.	2,841	95
Iron Mountain, Inc. REIT	1,978	53
ITT Corp.	219	8
Jabil Circuit, Inc.	222	5
Jacobs Engineering Group, Inc. (f)	711	30
Janus Capital Group, Inc.	111	2
JB Hunt Transport Services, Inc.	228	17
JC Penney Co., Inc. (f)	222	1
JM Smucker Co. (The)	699	86
Johnson & Johnson	13,508	1,388
Johnson Controls, Inc.	1,568	62
Joy Global, Inc.	231	3
JPMorgan Chase & Co.	29,457	1,945
Juniper Networks, Inc.	4,311	119
KBR, Inc.	962	16
Kellogg Co.	1,740	126
Keurig Green Mountain, Inc.	40	4
KeyCorp	8,085	107
Keysight Technologies, Inc. (f)	949	27
Kimberly-Clark Corp.	3,117	397
Kimco Realty Corp. REIT	1,739	46
KLA-Tencor Corp.	749	52
Knowles Corp. (f)	113	2
Kohl’s Corp.	1,389	66
Kraft Heinz Co. (The)	2,725	198
Kroger Co. (The)	10,650	445
L Brands, Inc.	1,551	149
L-3 Communications Holdings, Inc.	111	13
Laboratory Corp. of America Holdings (f)	659	81
Lam Research Corp.	622	49
Las Vegas Sands Corp.	1,455	64
Legg Mason, Inc.	1,404	55
Leucadia National Corp.	1,632	28
Level 3 Communications, Inc. (f)	300	16
Lexmark International, Inc., Class A	111	4
Li & Fung Ltd. (g)	40,000	27
Liberty Global PLC, Class A (f)	1,661	70
Liberty Global PLC Series C (f)	4,289	175
Liberty Property Trust REIT	509	16
Linear Technology Corp.	1,339	57
Lockheed Martin Corp.	743	161
Loews Corp.	566	22
Lowe’s Cos., Inc.	4,633	352
LyondellBasell Industries N.V., Class A	714	62
M&T Bank Corp.	892	108
Macerich Co. (The) REIT	267	22
Macy’s, Inc.	173	6
Mallinckrodt PLC (f)	264	20
Manpowergroup, Inc.	1,179	99
Marathon Oil Corp.	2,765	35
Marathon Petroleum Corp.	3,046	158
Marriott International, Inc., Class A	1,365	92
Marriott Vacations Worldwide Corp.	194	11
Marsh & McLennan Cos., Inc.	566	31
Marvell Technology Group Ltd.	2,229	20

Mastercard, Inc., Class A	7,220	703
Mattel, Inc.	1,205	33
Maxim Integrated Products, Inc.	1,310	50
McCormick & Co., Inc.	40	3
McDonald’s Corp.	3,882	459
McGraw Hill Financial, Inc.	2,395	236
McKesson Corp.	1,661	328
Mead Johnson Nutrition Co.	1,533	121
Medtronic PLC	8,252	635
Merck & Co., Inc.	14,099	745
MetLife, Inc.	730	35
MGM Resorts International (f)	1,754	40
Microchip Technology, Inc.	683	32
Micron Technology, Inc. (f)	3,986	56
Microsoft Corp.	29,020	1,610
Molson Coors Brewing Co., Class B	1,397	131
Mondelez International, Inc., Class A	7,628	342
Monsanto Co.	2,086	206
Monster Beverage Corp. (f)	250	37
Moody’s Corp.	1,115	112
Mosaic Co. (The)	1,248	34
Motorola Solutions, Inc.	1,149	79
Murphy Oil Corp.	774	17
Murphy USA, Inc. (f)	228	14
Mylan N.V. (f)	1,781	96
NASDAQ, Inc.	2,092	122
National Oilwell Varco, Inc.	3,039	102
Navient Corp.	3,930	45
NetApp, Inc.	2,576	68
Netflix, Inc. (f)	1,315	150
NetScout Systems, Inc. (f)	5,493	169
New York Community Bancorp, Inc.	3,301	54
Newfield Exploration Co. (f)	616	20
Newmont Mining Corp.	9,681	174
News Corp., Class A	2,851	38
News Corp., Class B	605	8
NextEra Energy, Inc.	2,707	281
NIKE, Inc., Class B	4,712	295
NiSource, Inc.	354	7
Noble Corp., PLC	731	8
Noble Energy, Inc.	2,190	72
Nordstrom, Inc.	210	10
Norfolk Southern Corp.	2,890	244
Northern Trust Corp.	33	2
Northrop Grumman Corp.	709	134
NOW, Inc. (f)	707	11
NRG Energy, Inc.	290	3
Nucor Corp.	726	29
NVIDIA Corp.	2,616	86
O’Reilly Automotive, Inc. (f)	893	226
Occidental Petroleum Corp.	5,437	368
Omnicom Group, Inc.	1,581	120
ONE Gas, Inc.	622	31
ONEOK, Inc.	2,070	51
Oracle Corp.	17,881	653
Owens-Illinois, Inc. (f)	242	4
PACCAR, Inc.	2,126	101
Paragon Offshore PLC (f)	303	—	@
Patterson Cos., Inc.	206	9
Paychex, Inc.	1,393	74
PayPal Holdings, Inc. (f)	5,767	209

Peabody Energy Corp.	168	1
Pentair PLC	189	9
People’s United Financial, Inc.	547	9
Pepco Holdings, Inc.	374	10
PepsiCo, Inc.	6,917	691
PerkinElmer, Inc.	40	2
Perrigo Co., PLC	471	68
Pfizer, Inc.	28,689	926
PG&E Corp.	3,047	162
Philip Morris International, Inc.	7,640	672
Phillips 66	2,853	233
Pinnacle West Capital Corp.	30	2
Pioneer Natural Resources Co.	882	111
Pitney Bowes, Inc.	2,081	43
Plum Creek Timber Co., Inc. REIT	638	30
PNC Financial Services Group, Inc. (The)	3,209	306
PPG Industries, Inc.	424	42
PPL Corp.	3,902	133
Praxair, Inc.	1,269	130
Precision Castparts Corp.	853	198
Priceline Group, Inc. (The) (f)	238	303
Procter & Gamble Co. (The)	17,888	1,420
Progressive Corp. (The)	239	8
ProLogis, Inc. REIT	2,949	127
Prudential Financial, Inc.	200	16
Public Service Enterprise Group, Inc.	3,774	146
Public Storage REIT	2,066	512
QEP Resources, Inc.	1,123	15
QUALCOMM, Inc.	9,536	477
Quest Diagnostics, Inc.	1,080	77
Ralph Lauren Corp.	47	5
Range Resources Corp.	1,147	28
Rayonier Advanced Materials, Inc.	175	2
Rayonier, Inc. REIT	505	11
Raytheon Co.	834	104
Regency Centers Corp. REIT	231	16
Regeneron Pharmaceuticals, Inc. (f)	30	16
Regions Financial Corp.	11,109	107
Republic Services, Inc.	2,238	98
Reynolds American, Inc.	6,252	289
Robert Half International, Inc.	1,400	66
Rockwell Automation, Inc.	1,302	134
Rockwell Collins, Inc.	702	65
Roper Industries, Inc.	236	45
Ross Stores, Inc.	2,190	118
Rouse Properties, Inc. REIT	71	1
Royal Caribbean Cruises Ltd.	1,318	133
Royal Gold, Inc.	2,100	77
RR Donnelley & Sons Co.	2,194	32
Salesforce.com, Inc. (f)	3,326	261
SanDisk Corp.	2,098	159
SCANA Corp.	40	2
Schlumberger Ltd.	8,105	565
Scripps Networks Interactive, Inc., Class A	661	37
Sealed Air Corp.	267	12
Sempra Energy	1,893	178
Seventy Seven Energy, Inc. (f)	275	—	@
Sherwin-Williams Co. (The)	61	16
Sibanye Gold Ltd. ADR	7,400	45
Simon Property Group, Inc. REIT	3,448	670
SLM Corp. (f)	3,930	26

Southern Co. (The)	5,950	278
Southwest Airlines Co.	558	24
Southwestern Energy Co. (f)	2,522	18
Spectra Energy Corp.	3,342	80
Sprint Corp. (f)	17,434	63
St. Jude Medical, Inc.	2,696	167
Stanley Black & Decker, Inc.	238	25
Staples, Inc.	4,318	41
Starbucks Corp.	7,034	422
Starwood Hotels & Resorts Worldwide, Inc.	664	46
State Street Corp.	2,248	149
Stericycle, Inc. (f)	597	72
Stryker Corp.	2,347	218
SunTrust Banks, Inc.	3,717	159
Symantec Corp.	4,812	101
Sysco Corp.	5,812	238
T-Mobile US, Inc. (f)	116	5
T. Rowe Price Group, Inc.	2,311	165
Tahoe Resources, Inc.	6,400	55
Talen Energy Corp. (f)	544	3
Target Corp.	1,698	123
TE Connectivity Ltd.	2,100	136
TECO Energy, Inc.	270	7
TEGNA, Inc.	233	6
Tenaris SA	4,172	50
Tenet Healthcare Corp. (f)	161	5
Texas Instruments, Inc.	8,275	454
Textron, Inc.	1,362	57
Thermo Fisher Scientific, Inc.	2,434	345
Tiffany & Co.	241	18
Time Warner Cable, Inc.	2,429	451
Time Warner, Inc.	4,859	314
Time, Inc.	631	10
TJX Cos., Inc. (The)	3,280	233
Travelers Cos., Inc. (The)	608	69
TripAdvisor, Inc. (f)	232	20
Twenty-First Century Fox, Inc., Class A	11,195	304
Twenty-First Century Fox, Inc., Class B	2,482	68
Tyco International PLC	1,159	37
Tyson Foods, Inc., Class A	2,068	110
Ultra Petroleum Corp. (f)	1,070	3
Union Pacific Corp.	3,210	251
United Parcel Service, Inc., Class B	2,680	258
United States Steel Corp.	521	4
United Technologies Corp.	2,073	199
UnitedHealth Group, Inc.	4,532	533
Universal Health Services, Inc., Class B	30	4
Urban Edge Properties REIT	154	4
Urban Outfitters, Inc. (f)	186	4
US Bancorp	11,003	470
Valero Energy Corp.	2,731	193
Varian Medical Systems, Inc. (f)	727	59
Vectrus, Inc. (f)	12	—	@
Ventas, Inc. REIT	627	35
Verisk Analytics, Inc. (f)	1,428	110
Veritiv Corp. (f)	15	1
Vertex Pharmaceuticals, Inc. (f)	902	114
VF Corp.	1,822	113
Viacom, Inc., Class B	2,823	116
Visa, Inc., Class A	9,258	718
Vornado Realty Trust REIT	209	21

Wal-Mart Stores, Inc.	17,241	1,057
Walgreens Boots Alliance, Inc.	8,538	727
Walt Disney Co. (The)	7,684	807
Waste Management, Inc.	2,789	149
Waters Corp. (f)	251	34
Weatherford International PLC (f)	3,396	29
WEC Energy Group, Inc.	2,640	135
Wells Fargo & Co.	30,267	1,645
Welltower, Inc. REIT	597	41
Western Union Co. (The)	4,349	78
WestRock Co.	180	8
Weyerhaeuser Co. REIT	1,599	48
Whole Foods Market, Inc.	3,596	120
Williams Cos., Inc. (The)	5,831	150
WP GLIMCHER, Inc. REIT	1,774	19
WPX Energy, Inc. (f)	2,765	16
WW Grainger, Inc.	568	115
Wyndham Worldwide Corp.	208	15
Wynn Resorts Ltd.	620	43
Xcel Energy, Inc.	3,806	137
Xerox Corp.	4,336	46
Xilinx, Inc.	1,348	63
Xylem, Inc.	1,378	50
Yahoo!, Inc. (f)	4,849	161
Yum! Brands, Inc.	2,559	187
Zimmer Biomet Holdings, Inc.	1,637	168
Zions Bancorporation	222	6
Zoetis, Inc.	7,644	366
		87,732
Total Common Stocks (Cost $178,436)		212,337

Investment Companies (0.1%)
United States (0.1%)
iShares MSCI Emerging Markets Index Fund	8,000	258
Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio (j)	4,948	97
Total Investment Companies (Cost $500)		355

	No. of Rights
Rights (0.0%)
Italy (0.0%)
UBI Banca (f)	5,664	—
United States (0.0%)
Safeway Casa Ley CVR (f)	577	1
Safeway PDC, LLC CVR (f)	577	—	@
		1
Total Rights (Cost $1)		1

No. of Warrants
Warrant (0.0%)
France (0.0%)
Peugeot SA, expires 4/29/17 (f) (Cost $2)	1,221	5

	Face Amount (000)	Value (000)
Call Options Purchased (0.1%)
China (0.1%)
USD/CNH October 2016 @ CNH 6.75, Citibank NA	4,590,000	124
USD/CNH October 2016 @ CNH 6.75, Goldman Sachs International	3,550,000	96
USD/CNH October 2016 @ CNH 6.75, JPMorgan Chase Bank NA	7,490,000	203
Total Call Options Purchased (Cost $301)		423
Put Option Purchased (0.0%)
United States (0.0%)
USD March 2016 @ $1.10, Goldman Sachs International (Cost $138)	11,960,000	148

Shares
Short-Term Investments (2.0%)
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (k) (Cost $3,888)	3,888,095	3,888

	Face Amount (000)
U.S. Treasury Security (1.0%)
U.S. Treasury Bill,
0.51%, 6/9/16 (l)(m) (Cost $3,886)	$3,895	3,887
Total Short-Term Investments (Cost $7,774)		7,775
Total Investments (98.1%) (Cost $346,044) (n)(o)(p)		376,613
Other Assets in Excess of Liabilities (2.0%)		7,620
Total Written Options Outstanding (-0.1%) (Premiums received $194)		(179)
Net Assets (100.0%)		$384,054

(a)	Security is subject to delayed delivery.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2015.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of December 31, 2015.

(e)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of December 31, 2015. Maturity date disclosed is the ultimate maturity date.
(f)	Non-income producing security.
(g)	Security trades on the Hong Kong exchange.
(h)	Security has been deemed illiquid at December 31, 2015.
(i)

At December 31, 2015, the Portfolio held a fair valued security valued at approximately $1,000, representing less than 0.05% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(j)

For the three months ended December 31, 2015, the cost of purchases of Morgan Stanley Institutional Fund, Inc. -Emerging Markets Portfolio, Investment Company, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under the Investment Company Act of 1940, was approximately $132,000. For the three months ended December 31, 2015, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio.

(k)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended December 31, 2015, advisory fees paid were reduced by approximately $2,000 relating to the Portfolio’s investment in the Liquidity Funds.

(l)	Rate shown is the yield to maturity at December 31, 2015.
(m)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(n)

Securities are available for collateral in connection with securities purchased on a forward commitment basis, open call options written, put options written, foreign currency forward exchange contracts, futures contracts and swap agreements.

(o)

The approximate fair value and percentage of net assets, $114,794,000 and 29.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(p)

At December 31, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $54,784,000 and the aggregate gross unrealized depreciation is approximately $24,215,000 resulting in net unrealized appreciation of approximately $30,569,000.

@	Value is less than $500.

ADR	American Depositary Receipt.
CDI	CHESS Depositary Interest.
CVA	Certificaten Van Aandelen.
IO	Interest Only.
MTN	Medium Term Note.
OAT	Obligations Assimilables du Trésor (French Treasury Obligation).
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduit.
SDR	Swedish Depositary Receipt.
TBA	To Be Announced.

Call Options Written:

The Portfolio had the following call options written open at December 31, 2015:

Counterparty	Currency Amount		Description	Strike Price	Expiration Date	Value (000)
Citibank NA	USD	4,590,000	USD/CNH (Premiums received $47)	$7.25	Oct-16	$(47)
Goldman Sachs International	USD	3,550,000	USD/CNH (Premiums received $37)	7.25	Oct-16	(36)
JPMorgan Chase Bank NA	USD	7,490,000	USD/CNH (Premiums received $77)	7.25	Oct-16	(76)
						$(159)

Put Option Written:

The Portfolio had the following put option written open at December 31, 2015:

Counterparty	Currency Amount		Description	Strike Price	Expiration Date	Value (000)
Goldman Sachs International	USD	11,960,000	EUR/USD (Premiums received $33)	$1.15	Mar-16	$(20)

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at December 31, 2015:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Deutsche Bank AG	NZD	5,700		$3,827	1/6/16	$(71)
Deutsche Bank AG	THB	13,100		$363	1/6/16	(1)
Deutsche Bank AG		$216	NOK	1,882	1/6/16	(4)
HSBC Bank PLC	EUR	564	GBP	415	1/6/16	(2)
HSBC Bank PLC	EUR	109	GBP	80	1/6/16	(— )@
HSBC Bank PLC		$1,430	CAD	1,985	1/6/16	5
HSBC Bank PLC		$363	THB	13,100	1/6/16	1
HSBC Bank PLC		$243	ZAR	3,858	1/6/16	6
JPMorgan Chase Bank NA	AUD	1,436		$1,035	1/6/16	(11)
JPMorgan Chase Bank NA	AUD	837		$604	1/6/16	(6)
JPMorgan Chase Bank NA	GBP	415	EUR	574	1/6/16	12
JPMorgan Chase Bank NA	GBP	79	EUR	109	1/6/16	2
JPMorgan Chase Bank NA	JPY	1,194,462		$9,905	1/6/16	(33)
JPMorgan Chase Bank NA	NOK	1,882		$213	1/6/16	1
JPMorgan Chase Bank NA		$2,296	EUR	2,094	1/6/16	(20)
JPMorgan Chase Bank NA		$31	JPY	3,770	1/6/16	1
JPMorgan Chase Bank NA		$6	JPY	665	1/6/16	— @
JPMorgan Chase Bank NA		$1,400	KRW	1,658,797	1/6/16	14
JPMorgan Chase Bank NA		$55	MXN	955	1/6/16	— @
JPMorgan Chase Bank NA		$369	MYR	1,600	1/6/16	3
UBS AG	CAD	2,044		$1,496	1/6/16	18
UBS AG	CHF	720	EUR	667	1/6/16	6
UBS AG	CHF	214		$216	1/6/16	3
UBS AG	EUR	666	CHF	720	1/6/16	(5)
UBS AG	EUR	2,094		$2,285	1/6/16	9
UBS AG	GBP	498		$758	1/6/16	24

UBS AG	KRW	1,658,797		$1,407	1/6/16	(8)
UBS AG	MXN	1,279		$74	1/6/16	(1)
UBS AG	MYR	1,600		$371	1/6/16	(2)
UBS AG		$1,656	AUD	2,273	1/6/16	1
UBS AG		$43	CAD	60	1/6/16	(— )@
UBS AG		$217	CHF	214	1/6/16	(3)
UBS AG		$678	GBP	451	1/6/16	(13)
UBS AG		$69	GBP	47	1/6/16	(— )@
UBS AG		$9,853	JPY	1,190,027	1/6/16	48
UBS AG		$19	MXN	324	1/6/16	(— )@
UBS AG		$3,895	NZD	5,700	1/6/16	3
UBS AG	ZAR	3,858		$247	1/6/16	(2)
JPMorgan Chase Bank NA	EUR	595	PLN	2,600	1/7/16	16
JPMorgan Chase Bank NA	PLN	2,600	EUR	611	1/7/16	1
JPMorgan Chase Bank NA	PLN	9,197		$2,316	1/7/16	(29)
JPMorgan Chase Bank NA	SEK	2,850	EUR	306	1/7/16	(6)
JPMorgan Chase Bank NA		$270	EUR	246	1/7/16	(3)
JPMorgan Chase Bank NA		$2,358	PLN	9,197	1/7/16	(14)
JPMorgan Chase Bank NA		$898	SEK	7,612	1/7/16	4
JPMorgan Chase Bank NA		$242	SGD	340	1/7/16	(2)
UBS AG	EUR	310	SEK	2,850	1/7/16	1
UBS AG	EUR	246		$268	1/7/16	1
UBS AG	SEK	7,612		$904	1/7/16	2
UBS AG	SGD	340		$240	1/7/16	— @
Bank of America NA	GBP	454		$683	1/21/16	14
Bank of America NA	JPY	175,333		$1,442	1/21/16	(17)
Bank of America NA	PLN	71		$18	1/21/16	(— )@
Bank of Montreal	AUD	379		$271	1/21/16	(5)
Bank of Montreal	CAD	323		$235	1/21/16	1
Bank of Montreal		$77	ILS	299	1/21/16	(— )@
Bank of Montreal		$29	TRY	88	1/21/16	1
Bank of New York Mellon	CHF	3,882		$3,925	1/21/16	47
Bank of New York Mellon		$3,656	SEK	31,031	1/21/16	22
Barclays Bank PLC	AUD	1,135		$812	1/21/16	(14)
Barclays Bank PLC		$1,296	EUR	1,185	1/21/16	(8)
Barclays Bank PLC		$8	SGD	12	1/21/16	(— )@
Citibank NA	GBP	2,789		$4,198	1/21/16	86
Citibank NA	IDR	3,984,135		$282	1/21/16	(6)
Citibank NA	JPY	122,204		$1,014	1/21/16	(3)
Citibank NA	THB	1,235		$34	1/21/16	(— )@
Commonwealth Bank of Australia		$1,307	AUD	1,796	1/21/16	— @
Credit Suisse International	CHF	1,130		$1,143	1/21/16	14
Credit Suisse International	EUR	395		$431	1/21/16	2
Credit Suisse International		$1,338	EUR	1,223	1/21/16	(8)
Credit Suisse International		$674	ILS	2,604	1/21/16	(4)
Credit Suisse International		$1,337	NZD	1,986	1/21/16	20
Deutsche Bank AG	CHF	9,293		$9,398	1/21/16	113
Deutsche Bank AG	HKD	13,356		$1,723	1/21/16	(— )@
Deutsche Bank AG	HKD	12,424		$1,603	1/21/16	(— )@
Deutsche Bank AG	HUF	9,057		$31	1/21/16	— @
Deutsche Bank AG	NOK	3,381		$389	1/21/16	7
Deutsche Bank AG	PLN	1,384		$348	1/21/16	(4)
Deutsche Bank AG	SEK	14,389		$1,706	1/21/16	— @
Deutsche Bank AG		$7,325	SEK	62,154	1/21/16	42
Goldman Sachs International	GBP	146		$219	1/21/16	4
Goldman Sachs International	GBP	301		$445	1/21/16	2
Goldman Sachs International	JPY	396,145		$3,259	1/21/16	(38)
Goldman Sachs International		$781	EUR	718	1/21/16	(1)
Goldman Sachs International		$2,640	GBP	1,781	1/21/16	(14)
JPMorgan Chase Bank NA	BRL	166		$43	1/21/16	1
JPMorgan Chase Bank NA	GBP	363		$547	1/21/16	11

JPMorgan Chase Bank NA	HKD	8,739		$1,128	1/21/16	(— )@
JPMorgan Chase Bank NA	TWD	1,972		$60	1/21/16	(— )@
JPMorgan Chase Bank NA		$1,353	HKD	10,481	1/21/16	— @
JPMorgan Chase Bank NA		$123	KRW	144,548	1/21/16	1
JPMorgan Chase Bank NA		$146	MXN	2,526	1/21/16	— @
JPMorgan Chase Bank NA		$299	MXN	5,199	1/21/16	3
JPMorgan Chase Bank NA		$1,515	MXN	26,326	1/21/16	11
JPMorgan Chase Bank NA		$4,254	RUB	296,448	1/21/16	(204)
Northern Trust Company		$457	SGD	644	1/21/16	(3)
State Street Bank and Trust Co.	CHF	5,228		$5,289	1/21/16	66
State Street Bank and Trust Co.	JPY	269,609		$2,218	1/21/16	(26)
State Street Bank and Trust Co.	MXN	26,287		$1,528	1/21/16	5
State Street Bank and Trust Co.		$416	DKK	2,839	1/21/16	(3)
State Street Bank and Trust Co.		$2,777	MXN	47,988	1/21/16	5
State Street Bank and Trust Co.		$6,504	SEK	55,205	1/21/16	39
UBS AG	CHF	6,821		$6,899	1/21/16	84
UBS AG	GBP	2,015		$3,032	1/21/16	62
UBS AG		$724	CHF	715	1/21/16	(9)
UBS AG		$473	CHF	470	1/21/16	(3)
UBS AG		$89	INR	5,951	1/21/16	1
UBS AG		$934	SGD	1,316	1/21/16	(6)
UBS AG	ZAR	653		$43	1/21/16	1
Deutsche Bank AG		$362	THB	13,100	2/4/16	1
HSBC Bank PLC	CAD	1,985		$1,430	2/4/16	(5)
HSBC Bank PLC	GBP	80	EUR	109	2/4/16	— @
HSBC Bank PLC	GBP	415	EUR	564	2/4/16	2
JPMorgan Chase Bank NA	EUR	610	PLN	2,600	2/4/16	(1)
JPMorgan Chase Bank NA	MXN	955		$55	2/4/16	(— )@
JPMorgan Chase Bank NA	NZD	987		$673	2/4/16	(— )@
JPMorgan Chase Bank NA	PLN	9,197		$2,356	2/4/16	13
JPMorgan Chase Bank NA		$821	AUD	1,129	2/4/16	— @
JPMorgan Chase Bank NA		$9,911	JPY	1,194,462	2/4/16	33
JPMorgan Chase Bank NA		$213	NOK	1,882	2/4/16	(1)
UBS AG	AUD	2,273		$1,653	2/4/16	(1)
UBS AG	EUR	667	CHF	720	2/4/16	(6)
UBS AG	GBP	47		$69	2/4/16	— @
UBS AG	NZD	5,700		$3,888	2/4/16	(3)
UBS AG	SEK	2,850	EUR	310	2/4/16	(1)
UBS AG		$217	CHF	214	2/4/16	(3)
UBS AG		$2,287	EUR	2,094	2/4/16	(9)
UBS AG		$268	EUR	246	2/4/16	(1)
UBS AG		$1,406	KRW	1,658,797	2/4/16	8
UBS AG		$371	MYR	1,600	2/4/16	1
UBS AG		$905	SEK	7,612	2/4/16	(2)
UBS AG		$240	SGD	340	2/4/16	(— )@
UBS AG		$246	ZAR	3,858	2/4/16	2
Citibank NA	CNY	8,584		$1,376	5/19/16	64
Citibank NA	CNY	25,146		$4,029	5/19/16	186
Citibank NA		$459	CNY	2,981	5/19/16	(4)
Deutsche Bank AG	CNY	16,764		$2,686	5/19/16	125
						$633

Futures Contracts:

The Portfolio had the following futures contracts open at December 31, 2015:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
Amsterdam Index (Netherlands)	3	$288	Jan-16	$5
CAC 40 Index (France)	7	353	Jan-16	2
Euro Stoxx 50 Index (Germany)	486	17,334	Mar-16	197
MSCI Emerging Market E Mini (United States)	62	2,441	Mar-16	24
MSCI Singapore Free Index (Singapore)	72	1,643	Jan-16	3
OMXS 30 (Sweden)	19	326	Jan-16	6
S&P 500 E Mini Index (United States)	57	5,801	Mar-16	(3)
U.S. Dollar Index (United States)	75	7,406	Mar-16	(3)
U.S. Treasury 10 yr. Note (United States)	166	20,900	Mar-16	(73)
U.S. Treasury 2 yr. Note (United States)	49	10,645	Mar-16	(14)
U.S. Treasury 5 yr. Note (United States)	66	7,809	Mar-16	(14)

Short:
Brent Crude Futures (United Kingdom)	27	(1,006)	Jan-16	48
FTSE 100 Index (United Kingdom)	90	(8,223)	Mar-16	(330)
German Euro Bund (Germany)	171	(29,347)	Mar-16	311
Hang Seng Index (Hong Kong)	3	(424)	Jan-16	1
IBEX 35 Index (Spain)	40	(4,141)	Jan-16	58
NIKKEI 225 (Japan)	40	(3,122)	Mar-16	128
S&P TSX 60 Index (Canada)	7	(770)	Mar-16	(12)
SPI 200 Index (Australia)	9	(862)	Mar-16	(59)
TOPIX Index (Japan)	30	(3,862)	Mar-16	102
U.S. Treasury 10 yr. Note (United States)	99	(12,465)	Mar-16	21
U.S. Treasury 5 yr. Note (United States)	66	(7,809)	Mar-16	9
U.S. Treasury Long Bond (United States)	64	(9,840)	Mar-16	(7)
U.S. Treasury Ultra Long Bond (United States)	17	(2,698)	Mar-16	(21)
UK Long Gilt Bond (United Kingdom)	11	(1,894)	Mar-16	7
				$386

Credit Default Swap Agreements:

The Portfolio had the following credit default swap agreements open at December 31, 2015:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)	Value (000)	Credit Rating of Reference Obligation†
Barclays Bank PLC
Russian Federation	Sell	$3,582	1.00%	12/20/20	$(442)	$114	$(328)	BBB-
Goldman Sachs International
People’s Republic of China	Buy	6,859	1.00	12/20/20	87	(59)	28	AA-
Goldman Sachs International
Australian Government	Buy	6,150	1.00	12/20/20	(163)	(12)	(175)	AAA
		$16,591			$(518)	$43	$(475)

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at December 31, 2015:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)		Unrealized Appreciation (Depreciation) (000)
Bank of America NA	1 Month TIIE	Receive	4.33%	7/27/17	MXN	11,969	$(1)
Bank of America NA	1 Month TIIE	Receive	4.39	7/28/17	24,612		(4)
Bank of America NA	1 Month TIIE	Receive	4.39	12/11/17	160,576		(2)
Bank of America NA	1 Month TIIE	Pay	6.30	7/17/25	2,600		(1)
Bank of America NA	1 Month TIIE	Pay	6.32	7/17/25	2,779		(1)
Bank of America NA	1 Month TIIE	Pay	6.32	7/18/25	6,042		(1)
Bank of America NA	1 Month TIIE	Pay	6.41	12/1/25	39,024		4
Barclays Bank PLC	1 Month TIIE	Receive	4.33	7/26/17	24,815		(3)
Barclays Bank PLC	1 Month TIIE	Receive	4.34	7/27/17	36,657		(3)
Barclays Bank PLC	1 Month TIIE	Receive	4.36	7/27/17	34,293		(5)
Barclays Bank PLC	1 Month TIIE	Receive	4.34	12/19/17	35,496		3
Barclays Bank PLC	1 Month TIIE	Pay	6.32	7/17/25	8,352		(1)
Barclays Bank PLC	1 Month TIIE	Pay	6.34	7/17/25	7,996		(— )@
Barclays Bank PLC	3 Month STIBOR	Receive	1.34	10/12/25	SEK	4,398	11
Barclays Bank PLC	3 Month STIBOR	Receive	1.37	10/14/25	4,151		9
Barclays Bank PLC	1 Month TIIE	Pay	6.22	12/9/25	MXN	8,719	(7)
BNP Paribas SA	1 Month TIIE	Receive	4.30	12/8/17	50,889		4
BNP Paribas SA	3 Month STIBOR	Receive	1.34	10/12/25	SEK	4,694	12
BNP Paribas SA	1 Month TIIE	Pay	6.29	11/28/25	MXN	12,314	(6)
Citibank NA	1 Month TIIE	Receive	4.29	7/25/17	5,600		(— )@
Citibank NA	1 Month TIIE	Receive	4.30	7/26/17	16,177		(2)
Citibank NA	1 Month TIIE	Pay	6.33	7/18/25	2,695		(— )@
Citibank NA	3 Month STIBOR	Receive	1.28	10/6/25	SEK	11,482	35
Citibank NA	3 Month STIBOR	Receive	1.34	10/12/25	5,855		15
Citibank NA	3 Month STIBOR	Receive	1.39	10/13/25	10,530		19
Citibank NA	3 Month STIBOR	Receive	1.37	10/14/25	3,418		8
Deutsche Bank AG	1 Month TIIE	Receive	4.38	7/28/17	MXN	36,197	(6)
Deutsche Bank AG	1 Month TIIE	Pay	6.33	7/18/25	8,297		(1)
Goldman Sachs International	1 Month TIIE	Receive	4.38	7/28/17	36,112		(6)
Goldman Sachs International	1 Month TIIE	Receive	4.31	12/8/17	39,000		3
Goldman Sachs International	1 Month TIIE	Receive	4.34	12/19/17	34,899		2
Goldman Sachs International	1 Month TIIE	Receive	4.40	12/26/17	19,290		— @
Goldman Sachs International	3 Month STIBOR	Receive	1.25	10/6/25	SEK	4,138	14
Goldman Sachs International	3 Month STIBOR	Receive	1.29	10/7/25	3,834		12
Goldman Sachs International	3 Month STIBOR	Receive	1.39	10/13/25	3,301		7
Goldman Sachs International	1 Month TIIE	Pay	6.29	11/28/25	MXN	9,300	(4)
Goldman Sachs International	1 Month TIIE	Pay	6.22	12/9/25	8,900		(7)
Goldman Sachs International	1 Month TIIE	Pay	6.30	12/16/25	4,847		(2)
JPMorgan Chase Bank NA	1 Month TIIE	Receive	4.34	12/19/17	22,774		2
JPMorgan Chase Bank NA	1 Month TIIE	Receive	4.39	12/26/17	100,000		4
JPMorgan Chase Bank NA	1 Month TIIE	Receive	4.43	12/27/17	13,064		(— )@
JPMorgan Chase Bank NA	1 Month TIIE	Pay	6.33	7/17/25	1,800		(— )@
JPMorgan Chase Bank NA	3 Month STIBOR	Receive	1.25	10/6/25	SEK	12,560	42
JPMorgan Chase Bank NA	3 Month STIBOR	Receive	1.29	10/7/25	11,000		34
JPMorgan Chase Bank NA	3 Month STIBOR	Receive	1.33	10/8/25	6,633		17
JPMorgan Chase Bank NA	3 Month STIBOR	Receive	1.34	10/12/25	7,004		18
JPMorgan Chase Bank NA	3 Month STIBOR	Receive	1.38	10/13/25	11,673		23
JPMorgan Chase Bank NA	1 Month TIIE	Pay	6.23	12/9/25	MXN	5,582	(4)
JPMorgan Chase Bank NA	1 Month TIIE	Pay	6.29	12/16/25	28,000		(15)
JPMorgan Chase Bank NA	1 Month TIIE	Pay	6.33	12/17/25	3,977		(2)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.71	3/19/20		$7,400	(61)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.45	7/17/25	3,400		(114)
UBS AG	1 Month TIIE	Receive	4.30	7/26/17	MXN	23,744	(2)
UBS AG	1 Month TIIE	Pay	6.33	7/17/25	4,385		(1)
UBS AG	1 Month TIIE	Pay	6.35	7/18/25	8,300		(— )@
							$36

Total Return Swap Agreements:

The Portfolio had the following total return swap agreements open at December 31, 2015:

Swap Counterparty	Index	Notional Amount (000)	Floating Rate	Pay/Receive Total Return of Referenced Index	Maturity Date	Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC	MSCI Emerging Market Index	$21,524	3 Month USD LIBOR plus 0.30%	Receive	2/29/16	$(491)
Barclays Bank PLC	Short U.S. Cyclicals Index††	1,729	3 Month USD LIBOR minus 0.59%	Pay	12/22/16	(22)
Barclays Bank PLC	Short U.S. Cyclicals Index††	1,739	3 Month USD LIBOR minus 0.59%	Pay	12/22/16	17
Barclays Bank PLC	Short U.S. Cyclicals Index††	1,739	3 Month USD LIBOR minus 0.60%	Pay	12/22/16	14
Goldman Sachs International	Short EU Quality Index††	2,657	3 Month USD LIBOR minus 0.36%	Pay	11/10/16	(8)
JPMorgan Chase Bank NA	JPM Aerospace Index††	1,060	3 Month USD LIBOR minus 0.26%	Pay	9/8/16	(11)
JPMorgan Chase Bank NA	JPM Aerospace Index††	820	3 Month USD LIBOR minus 0.55%	Pay	9/8/16	(— )@
JPMorgan Chase Bank NA	JPM Aerospace Index††	3,254	3 Month USD LIBOR minus 0.26%	Pay	9/8/16	72
JPMorgan Chase Bank NA	JPM Aerospace Index††	4,762	3 Month USD LIBOR minus 0.26%	Pay	9/8/16	105
						$(324)

†† See tables below for details of the equity basket holdings underlying the swap.

The following table represents the equity basket holdings underlying the total return swap with Short U.S. Cyclicals Index as of December 31, 2015.

Security Description	Index Weight
Short U.S. Cyclicals Index
3M Co.	1.10%
Accenture PLC	0.80
Activision Blizzard, Inc.	0.24
Adobe Systems, Inc.	0.57
ADT Corp. (The)	0.07
Advance Auto Parts, Inc.	0.13
Air Products & Chemicals, Inc.	0.31
Airgas, Inc.	0.11
Akamai Technologies, Inc.	0.11
Alcoa, Inc.	0.15
Allegion PLC	0.07
Alliance Data Systems Corp.	0.21
Alphabet, Inc.	2.75
Alphabet, Inc.	2.75
Amazon.com, Inc.	3.01
American Airlines Group, Inc.	0.31
AMETEK, Inc.	0.15
Amphenol Corp.	0.20
Analog Devices, Inc.	0.22
Apple, Inc.	7.33
Applied Materials, Inc.	0.27
Autodesk, Inc.	0.17
Automatic Data Processing, Inc.	0.48
AutoNation, Inc.	0.06
AutoZone, Inc.	0.26
Avago Technologies Ltd.	0.46
Avery Dennison Corp.	0.07
Ball Corp.	0.12
Bed Bath & Beyond, Inc.	0.09
Best Buy Co., Inc.	0.11
Boeing Co. (The)	1.08
BorgWarner, Inc.	0.12
Broadcom Corp.	0.40
CA, Inc.	0.11
Cablevision Systems Corp.	0.08
CarMax, Inc.	0.13
Carnival Corp.	0.29
Caterpillar, Inc.	0.48
CBS Corp.	0.24
CF Industries Holdings, Inc.	0.11

CH Robinson Worldwide, Inc.	0.10
Chipotle Mexican Grill, Inc.	0.17
Cintas Corp.	0.09
Cisco Systems, Inc.	1.69
Citrix Systems, Inc.	0.15
Coach, Inc.	0.10
Cognizant Technology Solutions Corp.	0.45
Comcast Corp.	1.61
Corning, Inc.	0.28
CSRA, Inc.	0.06
CSX Corp.	0.30
Cummins, Inc.	0.17
Danaher Corp.	0.64
Darden Restaurants, Inc.	0.09
Deere & Co.	0.28
Delphi Automotive PLC	0.28
Delta Air Lines, Inc.	0.48
Discovery Communications, Inc.	0.08
Discovery Communications, Inc.	0.05
Dollar General Corp.	0.24
Dollar Tree, Inc.	0.21
Dover Corp.	0.11
Dow Chemical Co. (The)	0.72
DR Horton, Inc.	0.12
Dun & Bradstreet Corp. (The)	0.04
Eastman Chemical Co.	0.12
Eaton Corp., PLC.	0.29
eBay, Inc.	0.38
Ecolab, Inc.	0.37
EI du Pont de Nemours & Co.	0.72
Electronic Arts, Inc.	0.26
EMC Corp.	0.61
Emerson Electric Co.	0.37
Equifax, Inc.	0.15
Expedia, Inc.	0.14
Expeditors International of Washington I	0.10
F5 Networks, Inc.	0.09
Facebook, Inc.	2.89
Fastenal Co.	0.14
FedEx Corp.	0.46
Fidelity National Information Services I	0.21
First Solar, Inc.	0.07
Fiserv, Inc.	0.26
FLIR Systems, Inc.	0.05
Flowserve Corp.	0.06
Fluor Corp.	0.08
FMC Corp.	0.06
Ford Motor Co.	0.63

Fossil Group, Inc.	0.02
Freeport-McMoRan, Inc.	0.09
GameStop Corp.	0.04
Gap, Inc. (The)	0.07
Garmin Ltd.	0.05
General Dynamics Corp.	0.49
General Electric Co.	3.44
General Motors Co.	0.57
Genuine Parts Co.	0.15
Goodyear Tire & Rubber Co. (The)	0.10
H&R Block, Inc.	0.09
Hanesbrands, Inc.	0.14
Harley-Davidson, Inc.	0.10
Harman International Industries, Inc.	0.08
Harris Corp.	0.14
Hasbro, Inc.	0.09
Hewlett Packard Enterprise Co.	0.34
Home Depot, Inc. (The)	1.97
Honeywell International, Inc.	0.95
HP, Inc.	0.26
Illinois Tool Works, Inc.	0.36
Ingersoll-Rand PLC	0.18
Intel Corp.	2.01
International Business Machines Corp.	1.51
International Flavors & Fragrances, Inc.	0.11
International Paper Co.	0.19
Interpublic Group of Cos, Inc. (The)	0.11
Intuit, Inc.	0.33
Jacobs Engineering Group, Inc.	0.06
JB Hunt Transport Services, Inc.	0.08
Johnson Controls, Inc.	0.30
Juniper Networks, Inc.	0.12
Kansas City Southern	0.10
KLA-Tencor Corp.	0.13
Kohl’s Corp.	0.11
L Brands, Inc.	0.29
L-3 Communications Holdings, Inc.	0.11
Lam Research Corp.	0.15
Leggett & Platt, Inc.	0.07
Lennar Corp.	0.10
Linear Technology Corp.	0.13
Lockheed Martin Corp.	0.68
Lowe’s Cos, Inc.	0.82
LyondellBasell Industries N.V.	0.39
Macy’s, Inc.	0.13
Marriott International, Inc.	0.15
Martin Marietta Materials, Inc.	0.11
Masco Corp.	0.12

MasterCard, Inc.	1.19
Mattel, Inc.	0.11
McDonald’s Corp.	1.29
Michael Kors Holdings Ltd.	0.09
Microchip Technology, Inc.	0.12
Micron Technology, Inc.	0.19
Microsoft Corp.	5.43
Mohawk Industries, Inc.	0.14
Monsanto Co.	0.53
Mosaic Co. (The)	0.11
Motorola Solutions, Inc.	0.14
NetApp, Inc.	0.09
Netflix, Inc.	0.56
Newell Rubbermaid, Inc.	0.14
Newmont Mining Corp.	0.12
News Corp.	0.06
News Corp.	0.02
Nielsen Holdings PLC	0.20
NIKE, Inc.	0.99
Nordstrom, Inc.	0.08
Norfolk Southern Corp.	0.30
Northrop Grumman Corp.	0.41
Nucor Corp.	0.15
NVIDIA Corp.	0.21
Omnicom Group, Inc.	0.22
Oracle Corp.	1.45
O’Reilly Automotive, Inc.	0.29
Owens-Illinois, Inc.	0.03
PACCAR, Inc.	0.20
Parker-Hannifin Corp.	0.15
Paychex, Inc.	0.21
PayPal Holdings, Inc.	0.49
Pentair PLC	0.11
Pitney Bowes, Inc.	0.05
PPG Industries, Inc.	0.32
Praxair, Inc.	0.35
Precision Castparts Corp.	0.37
Priceline Group, Inc. (The)	0.75
PulteGroup, Inc.	0.06
PVH Corp.	0.07
Qorvo, Inc.	0.09
QUALCOMM, Inc.	0.96
Quanta Services, Inc.	0.04
Ralph Lauren Corp.	0.08
Raytheon Co.	0.44
Red Hat, Inc.	0.18
Republic Services, Inc.	0.12
Robert Half International, Inc.	0.07

Rockwell Automation, Inc.	0.16
Rockwell Collins, Inc.	0.15
Roper Technologies, Inc.	0.23
Ross Stores, Inc.	0.26
Royal Caribbean Cruises Ltd.	0.20
Ryder System, Inc.	0.04
salesforce.com, Inc.	0.59
SanDisk Corp.	0.19
Scripps Networks Interactive, Inc.	0.06
Seagate Technology PLC	0.14
Sealed Air Corp.	0.12
Sherwin-Williams Co. (The)	0.25
Signet Jewelers Ltd.	0.12
Skyworks Solutions, Inc.	0.18
Snap-on, Inc.	0.11
Southwest Airlines Co.	0.33
Stanley Black & Decker, Inc.	0.19
Staples, Inc.	0.07
Starbucks Corp.	1.03
Starwood Hotels & Resorts Worldwide, Inc.	0.13
Stericycle, Inc.	0.12
Symantec Corp.	0.18
Target Corp.	0.53
TE Connectivity Ltd.	0.32
TEGNA, Inc.	0.07
Teradata Corp.	0.04
Texas Instruments, Inc.	0.69
Textron, Inc.	0.13
Tiffany & Co.	0.10
Time Warner Cable, Inc.	0.61
Time Warner, Inc.	0.61
TJX Cos, Inc. (The)	0.56
Total System Services, Inc.	0.10
Tractor Supply Co.	0.14
TripAdvisor, Inc.	0.11
Twenty-First Century Fox, Inc.	0.39
Twenty-First Century Fox, Inc.	0.14
Tyco International Plc	0.16
Under Armour, Inc.	0.17
Union Pacific Corp.	0.80
United Continental Holdings, Inc.	0.26
United Parcel Service, Inc.	0.79
United Rentals, Inc.	0.09
United Technologies Corp.	0.93
Urban Outfitters, Inc.	0.02
VeriSign, Inc.	0.11
Verisk Analytics, Inc.	0.14
VF Corp.	0.25

Viacom, Inc.	0.16
Visa, Inc.	1.85
Vulcan Materials Co.	0.15
Walt Disney Co. (The)	1.89
Waste Management, Inc.	0.26
Western Digital Corp.	0.17
Western Union Co. (The)	0.11
WestRock Co.	0.15
Whirlpool Corp.	0.13
WW Grainger, Inc.	0.15
Wyndham Worldwide Corp.	0.10
Wynn Resorts Ltd.	0.06
Xerox Corp.	0.13
Xilinx, Inc.	0.15
Xylem, Inc.	0.08
Yahoo!, Inc.	0.35
Yum! Brands, Inc.	0.36
100.00%

The following table represents the equity basket holdings underlying the total return swap with Short EU Quality Index as of December 31, 2015.

Security Description	Index Weight
Short EU Quality Index
ABB Ltd.	1.44%
Actelion Ltd.	0.58
Air Liquide SA	1.43
Airbus Group SE	1.80
ARM Holdings PLC	0.81
ASML Holding N.V.	0.95
Assa Abloy AB	0.73
Associated British Foods PLC	1.18
AstraZeneca PLC	3.67
Atlas Copco AB	1.03
BAE Systems PLC	1.37
BASF SE	2.62
British American Tobacco PLC	4.64
Burberry Group PLC	0.77
Capita PLC	1.20
Centrica PLC	0.63
Cie Financiere Richemont SA	1.22
Coloplast A/S	1.00
Compass Group PLC	1.54
Continental AG	1.04
Deutsche Boerse AG	0.95
Deutsche Post AG	1.17
Diageo PLC	2.64
Essilor International SA	0.76
Geberit AG	0.84
Henkel AG & Co., KGaA	1.08
Hennes & Mauritz AB	2.09
Imperial Tobacco Group PLC	2.44
Industria de Diseno Textil SA	2.06
ITV PLC	1.68
Kerry Group PLC	1.16
Kone Oyj	1.59
Legrand SA	0.57
L’Oreal SA	1.60
Nestle SA	3.65
Next PLC	0.68
Novartis AG	3.24
Novo Nordisk A/S	6.66
Novozymes A/S	0.98
Pandora A/S	0.86
Reckitt Benckiser Group PLC	2.86
RELX N.V.	1.08
RELX PLC	1.44
Rio Tinto PLC	1.44
Roche Holding AG	4.14
Rolls-Royce Holdings PLC	0.62
SABMiller PLC	1.85
SAP SE	2.83
SGS SA	1.29
Shire PLC	2.32
Sky PLC	0.74
Smith & Nephew PLC	1.22
Swatch Group AG (The)	0.45
Syngenta AG	1.35
Unilever N.V.	3.96
Unilever PLC	2.96
Valeo SA	0.94
Whitbread PLC	0.51
Wolseley PLC	0.61
WPP PLC	1.04
100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Aerospace Index as of December 31, 2015.

Security Description	Index Weight
JPM Aerospace Index
Airbus Group SE	14.88%
B/E Aerospace, Inc.	1.38
Boeing Co. (The)	34.77
Bombardier, Inc.	0.53
KLX, Inc.	0.50
Precision Castparts Corp.	11.73
Rolls-Royce Holdings PLC	4.60
Safran SA	8.18
Textron, Inc.	5.15
Thales SA	2.91
TransDigm Group, Inc.	3.77
United Technologies Corp.	9.63
Zodiac Aerospace	1.97
100.00%

@		Value is less than $500.
†		Credit rating as issued by Standard & Poor’s.
*		Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
LIBOR		London Interbank Offered Rate.
STIBOR		Stockholm Interbank Offered Rate.
TIIE		Interbank Equilibrium Interest Rate.
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CNH	—	Chinese Yuan Renminbi
CNY	—	Chinese Yuan Renminbi
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PLN	—	Polish Zloty
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish Lira
TWD	—	Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Common Stocks	56.4%
Fixed Income Securities	41.3
Other**	2.3
Total Investments	100.0	%***

**          Industries and/or investment types representing less than 5% of total investments.

***   Does not include open call options written with a value of approximately $159,000 and does not include an open put option written with a value of approximately $20,000. Does not include open long/short futures contracts with an underlying face amount of approximately $161,409,000 with net unrealized appreciation of approximately $386,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $633,000 and does not include open swap agreements with net unrealized depreciation of approximately $245,000.

Morgan Stanley Institutional Fund Trust

Global Multi-Asset Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2015 (unaudited)

		Face Amount (000)	Value (000)
Fixed Income Securities (50.8%)
Agency Fixed Rate Mortgages (5.6%)
United States (5.6%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
3.50%, 2/1/45	$53		$55
January TBA:
3.50%, 1/1/46 (a)		179	184
4.00%, 1/1/46 (a)		226	239
Federal National Mortgage Association,
Conventional Pools:
4.50%, 10/1/44 – 11/1/44		63	69
January TBA:
3.00%, 1/1/31 – 1/1/46(a)		192	193
Government National Mortgage Association,
January TBA:
3.50%, 1/20/46 (a)		40	42
			782
Commercial Mortgage-Backed Securities (1.3%)
United States (1.3%)
GS Mortgage Securities Trust,
4.77%, 8/10/46 (b)(c)		70	64
Wells Fargo Commercial Mortgage Trust,
4.24%, 5/15/48 (b)		51	42
WF-RBS Commercial Mortgage Trust,
4.14%, 5/15/45 (b)(c)		40	37
4.63%, 8/15/46 (b)(c)		35	32
			175
Corporate Bonds (12.0%)
Australia (0.6%)
Australia & New Zealand Banking Group Ltd.,
5.13%, 9/10/19	EUR	50	62
Transurban Finance Co., Pty Ltd.,
4.13%, 2/2/26 (c)	$25		25
			87
Canada (0.3%)
Barrick Gold Corp.,
4.10%, 5/1/23		50	43
France (0.4%)
BNP Paribas SA,
5.00%, 1/15/21		50	55
Italy (0.4%)
UniCredit SpA,
4.25%, 7/29/16	EUR	50	56
Netherlands (0.9%)
ABN Amro Bank N.V.,
3.63%, 10/6/17		50	58

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
3.75%, 11/9/20	50	60
		118
United Kingdom (0.8%)
Barclays Bank PLC,
6.00%, 1/23/18	50	60
Diageo Capital PLC,
1.50%, 5/11/17	$50	50
		110
United States (8.6%)
Actavis Funding SCS,
3.80%, 3/15/25	50	50
Apple, Inc.,
4.45%, 5/6/44	25	25
AT&T, Inc.,
6.30%, 1/15/38	50	55
Bank of America Corp.,
5.70%, 1/24/22	50	56
Baxalta, Inc.,
4.00%, 6/23/25 (c)	25	25
Boston Properties LP,
3.85%, 2/1/23	50	51
CCO Safari II LLC,
4.91%, 7/23/25 (c)	25	25
Citigroup, Inc.,
5.50%, 9/13/25	50	54
General Motors Financial Co., Inc.,
4.30%, 7/13/25	30	29
Gilead Sciences, Inc.,
3.65%, 3/1/26	25	25
Goldman Sachs Group, Inc. (The),
6.75%, 10/1/37	50	59
Hewlett Packard Enterprise Co.,
3.60%, 10/15/20 (c)	25	25
HSBC USA, Inc.,
3.50%, 6/23/24	100	101
JPMorgan Chase & Co.,
4.63%, 5/10/21	50	54
Kinder Morgan, Inc.,
4.30%, 6/1/25	50	43
McDonald’s Corp.,
3.38%, 5/26/25	50	49
Merck & Co., Inc.,
2.80%, 5/18/23	50	50
Monongahela Power Co.,
5.40%, 12/15/43 (c)	50	56
MPLX LP,
4.00%, 2/15/25	50	42
NBC Universal Media LLC,
4.38%, 4/1/21	50	54
Omnicom Group, Inc.,
3.63%, 5/1/22	50	51
Prudential Financial, Inc., MTN
6.63%, 12/1/37	50	61
UnitedHealth Group, Inc.,
2.88%, 3/15/23	25	25
Verizon Communications, Inc.,
3.50%, 11/1/24	25	25

Visa, Inc.,
3.15%, 12/14/25	25		25
Wal-Mart Stores, Inc.,
2.55%, 4/11/23	25		25
Wells Fargo & Co., Series M
3.45%, 2/13/23	50		50
			1,190
			1,659
Sovereign (20.4%)
Australia (0.7%)
Australia Government Bond,
3.25%, 4/21/25	AUD	130	98

Austria (0.2%)
Austria Government Bond,
1.20%, 10/20/25 (c)	EUR	30	34

Belgium (0.4%)
Belgium Government Bond,
0.80%, 6/22/25 (c)	50		53

Canada (1.8%)
Canadian Government Bond,
1.50%, 6/1/23	CAD	28	21
3.25%, 6/1/21	280		228
			249
France (1.3%)
France Government Bond OAT,
3.25%, 5/25/45	EUR	60	83
5.50%, 4/25/29	60		98
			181
Germany (1.1%)
Bundesrepublik Deutschland,
0.50%, 2/15/25	40		43
1.00%, 8/15/25	60		67
4.25%, 7/4/39	10		17
4.75%, 7/4/34	15		26
			153
Greece (0.2%)
Hellenic Republic Government Bond,
3.00%, 2/24/23 — 2/24/42 (d)	40		33

Hungary (0.4%)
Hungary Government International Bond,
5.75%, 11/22/23		$50	56

Ireland (0.1%)
Ireland Government Bond,
5.40%, 3/13/25	EUR	10	15

Italy (2.6%)
Italy Buoni Poliennali Del Tesoro,
1.50%, 6/1/25	120		131
1.65%, 3/1/32 (c)	60		62

2.35%, 9/15/24 (c)	131		164
			357
Japan (4.0%)
Japan Government Ten Year Bond,
0.50%, 9/20/24	JPY	36,000	308
Japan Government Thirty Year Bond,
2.00%, 9/20/40	24,400		240
			548
Mexico (0.4%)
Mexican Bonos, Series M
8.00%, 6/11/20	MXN	500	32
Petroleos Mexicanos,
6.38%, 1/23/45		$25	21
			53
Netherlands (0.4%)
Netherlands Government Bond,
0.25%, 7/15/25 (c)	EUR	50	52

New Zealand (1.4%)
New Zealand Government Bond,
4.50%, 4/15/27	NZD	100	74
5.50%, 4/15/23	160		126
			200
Poland (0.8%)
Poland Government Bond,
4.00%, 10/25/23	PLN	390	108

Spain (1.4%)
Spain Government Bond,
2.15%, 10/31/25 (c)	EUR	100	112
Spain Government Inflation Linked Bond,
1.00%, 11/30/30 (c)	40		43
1.80%, 11/30/24 (c)	30		36
			191
United Kingdom (3.2%)
United Kingdom Gilt,
2.75%, 9/7/24	GBP	130	205
4.25%, 6/7/32 – 9/7/39	130		243
			448
			2,829
U.S. Treasury Securities (11.5%)
United States (11.5%)
U.S. Treasury Bond,
3.50%, 2/15/39		$120	133
U.S. Treasury Inflation Indexed Bonds,
0.25%, 1/15/25	261		249
0.38%, 7/15/25	427		414
U.S. Treasury Notes,
0.38%, 10/31/16	300		299
0.63%, 9/30/17	150		149
2.13%, 5/15/25	60		59

2.38%, 6/30/18	290	299
		1,602
Total Fixed Income Securities (Cost $7,208)		7,047

	Shares	Value (000)
Common Stocks (28.2%)
Australia (1.8%)
Ansell Ltd.	408	6
APA Group	600	4
ARB Corp., Ltd.	1,131	13
AusNet Services	948	1
Automotive Holdings Group Ltd.	3,150	10
BlueScope Steel Ltd.	2,800	9
BWP Trust REIT	4,527	10
Challenger Ltd.	2,164	14
Downer EDI Ltd.	2,531	7
DUET Group	6,148	10
Evolution Mining Ltd.	1,373	1
Goodman Group REIT	846	4
GPT Group REIT	1,161	4
GrainCorp Ltd.	1,245	8
Invocare Ltd.	866	8
IOOF Holdings Ltd.	3,233	22
JB Hi-Fi Ltd.	601	8
Macquarie Atlas Roads Group	228	1
Newcrest Mining Ltd. (e)	626	6
Northern Star Resources Ltd.	935	2
OceanaGold Corp. CDI	128	—	@
Oil Search Ltd.	1,344	7
Perpetual Ltd.	563	19
Primary Health Care Ltd.	1,955	3
Scentre Group REIT	1,969	6
Shopping Centres Australasia Property Group REIT	7,252	11
Sims Metal Management Ltd.	934	5
Spark Infrastructure Group	5,806	8
Stockland REIT	1,304	4
Sydney Airport	595	3
Transurban Group	1,054	8
Veda Group Ltd.	8,420	17
Westfield Corp. REIT	694	5
		244
Belgium (0.6%)
Anheuser-Busch InBev N.V.	480	59
Cofinimmo SA REIT	43	5
Elia System Operator SA	19	1
KBC Groep N.V.	255	16
UCB SA	2	—	@
		81
Brazil (0.0%)
Cia de Saneamento Basico do Estado de Sao Paulo ADR	200	1

Canada (1.5%)
Agnico-Eagle Mines Ltd.	200	5
Alimentation Couche-Tard, Inc.	100	4

ARC Resources Ltd.	100	1
Bank of Montreal	100	6
Bank of Nova Scotia	200	8
Barrick Gold Corp.	700	5
Barrick Gold Corp.	200	2
Blackberry Ltd. (e)	100	1
Brookfield Asset Management, Inc., Class A	200	6
Cameco Corp.	100	1
Canadian Imperial Bank of Commerce	100	7
Canadian National Railway Co.	100	6
Canadian Natural Resources Ltd.	200	4
Cenovus Energy, Inc.	100	1
Centerra Gold, Inc.	200	1
Cominar Real Estate Investment Trust REIT	400	4
Crescent Point Energy Corp.	100	1
Detour Gold Corp. (e)	200	2
Eldorado Gold Corp.	700	2
Enbridge, Inc.	600	20
Encana Corp.	200	1
First Quantum Minerals Ltd.	100	—	@
Fortis, Inc.	300	8
Goldcorp, Inc.	500	6
Goldcorp, Inc.	200	2
H&R Real Estate Investment Trust REIT	200	3
Husky Energy, Inc.	102	1
Imperial Oil Ltd.	100	3
Inter Pipeline Ltd.	300	5
Keyera Corp.	100	3
Kinross Gold Corp. (e)	1,700	3
Magna International, Inc.	100	4
Manulife Financial Corp.	300	5
New Gold, Inc. (e)	700	2
Pan American Silver Corp.	200	1
Pembina Pipeline Corp.	300	7
Potash Corp. of Saskatchewan, Inc.	100	2
Power Corp. of Canada	100	2
RioCan REIT	200	3
Rogers Communications, Inc., Class B	100	4
Royal Bank of Canada	200	11
SEMAFO, Inc. (e)	500	1
Shaw Communications, Inc., Class B	100	2
Silver Wheaton Corp.	200	3
Silver Wheaton Corp.	100	1
Sun Life Financial, Inc.	100	3
Suncor Energy, Inc.	200	5
Teck Resources Ltd., Class B	100	—	@
Thomson Reuters Corp.	100	4
Toronto-Dominion Bank (The)	300	12
TransCanada Corp.	500	16
Veresen, Inc.	200	1
Yamana Gold, Inc.	1,000	2
		213
China (0.4%)
Beijing Enterprises Holdings Ltd. (f)	500	3
Brilliance China Automotive Holdings Ltd. (f)	4,000	5
Byd Co., Ltd. H Shares (e)(f)	1,500	8
China Gas Holdings Ltd. (f)	2,000	3
Dongfeng Motor Group Co., Ltd. H Shares (f)	6,000	8
Geely Automobile Holdings Ltd. (f)	15,000	8

Global Logistic Properties Ltd.	1,700	2
Great Wall Motor Co., Ltd. H Shares (f)	11,500	13
Guangzhou Automobile Group Co., Ltd. H Shares (f)	6,000	5
Hanergy Thin Film Power Group Ltd. (e)(f)(g)(h)	2,000	—	@
Hutchison Port Holdings Trust (Units) (i)	3,100	2
Zhaojin Mining Industry Co., Ltd. H Shares (f)	1,000	1
Zijin Mining Group Co., Ltd. H Shares (f)	10,000	3
		61
Denmark (0.0%)
AP Moeller - Maersk A/S Series A	1	1
Danske Bank A/S	27	1
DSV A/S	13	1
Vestas Wind Systems A/S	7	—	@
		3
Finland (0.4%)
Kone Oyj, Class B	281	12
Nokia Oyj	2,482	18
Sampo Oyj, Class A	399	20
UPM-Kymmene Oyj	539	10
		60
France (5.6%)
Accor SA	487	21
Aeroports de Paris (ADP)	18	2
Air Liquide SA	248	28
Airbus Group SE	358	24
Alcatel-Lucent (e)	2,089	8
Atos SE	111	9
AXA SA	1,091	30
BNP Paribas SA	625	35
Bouygues SA	338	13
Cap Gemini SA	346	32
Carrefour SA	419	12
Cie de Saint-Gobain	722	31
Cie Generale des Etablissements Michelin	142	13
Credit Agricole SA	760	9
Danone SA	393	27
Engie	910	16
Essilor International SA	159	20
Eutelsat Communications SA	91	3
Gecina SA REIT	30	4
Groupe Eurotunnel SE	569	7
Kering	52	9
Klepierre REIT	77	3
L’Oreal SA	147	25
Legrand SA	255	14
LVMH Moet Hennessy Louis Vuitton SE	155	24
Orange SA	1,185	20
Pernod Ricard SA	158	18
Publicis Groupe SA	171	11
Renault SA	135	14
Rexel SA	266	4
Safran SA	261	18
Sanofi	664	57
Schneider Electric SE	346	20
SES SA	518	14
Societe Generale SA	461	21

Sodexo SA	152	15
Technip SA	1	—	@
Total SA	1,200	53
Unibail-Rodamco SE REIT	98	25
Valeo SA	75	12
Vinci SA	610	39
Vivendi SA	800	17
		777
Germany (4.9%)
Adidas AG	154	15
Allianz SE (Registered)	266	47
BASF SE	513	39
Bayer AG (Registered)	473	59
Bayerische Motoren Werke AG	190	20
Commerzbank AG (e)	877	9
Continental AG	71	17
Daimler AG (Registered)	528	44
Deutsche Bank AG (Registered)	906	22
Deutsche Boerse AG	376	33
Deutsche Euroshop AG	74	3
Deutsche Post AG (Registered)	629	18
Deutsche Telekom AG (Registered)	1,848	34
Deutsche Wohnen AG	133	4
E.ON SE	1,314	13
Fraport AG Frankfurt Airport Services Worldwide	21	1
Fresenius Medical Care AG & Co., KGaA	153	13
Fresenius SE & Co., KGaA	238	17
Hamburger Hafen und Logistik AG	13	—	@
HeidelbergCement AG	150	12
Henkel AG & Co., KGaA	95	9
Henkel AG & Co., KGaA (Preference)	126	14
Infineon Technologies AG	977	14
Johnson Electric Holdings Ltd. (f)	1,500	5
Linde AG	116	17
Merck KGaA	139	14
Muenchener Rueckversicherungs AG (Registered)	128	26
Porsche Automobil Holding SE (Preference)	136	8
ProSiebenSat.1 Media SE (Registered)	407	21
RWE AG	376	5
SAP SE	513	41
Siemens AG (Registered)	463	45
ThyssenKrupp AG	457	9
Volkswagen AG (Preference)	98	14
Vonovia SE	395	12
		674
Hong Kong (0.4%)
Beijing Enterprises Water Group Ltd. (e)	2,000	1
Champion REIT	9,000	5
G-Resources Group Ltd.	6,000	—	@
Great Eagle Holdings Ltd.	2,017	7
Hang Lung Group Ltd.	1,000	3
Hang Lung Properties Ltd.	1,000	2
Hong Kong & China Gas Co., Ltd.	4,400	9
Hongkong & Shanghai Hotels Ltd. (The)	3,044	3
Hongkong Land Holdings Ltd.	400	3
Hopewell Holdings Ltd.	1,500	5
Kowloon Development Co., Ltd. REIT	6,000	6
Link REIT	1,000	6

New World Development Co., Ltd.	4,162	4
Stella International Holdings Ltd.	1,500	4
		58
Ireland (0.3%)
Bank of Ireland (e)	19,033	7
CRH PLC	1,035	30
CRH PLC	17	1
Kerry Group PLC, Class A	97	8
		46
Italy (1.4%)
Assicurazioni Generali SpA	863	16
Atlantia SpA	1,270	34
Enel SpA	4,579	19
Eni SpA	1,666	25
Intesa Sanpaolo SpA	8,174	27
Luxottica Group SpA	164	11
Mediobanca SpA	1,446	14
Snam SpA	3,311	17
Societa Iniziative Autostradali e Servizi SpA	38	—	@
Telecom Italia SpA (e)	8,733	11
Terna Rete Elettrica Nazionale SpA	780	4
UniCredit SpA	2,994	16
		194
Japan (0.2%)
Japan Real Estate Investment Corp. REIT	1	5
Japan Retail Fund Investment Corp. REIT	2	4
Nippon Building Fund, Inc. REIT	1	5
Tokyo Gas Co., Ltd.	1,000	4
United Urban Investment Corp. REIT	2	3
		21
Mexico (0.0%)
Empresas ICA SAB de CV ADR (e)	100	—	@
Primero Mining Corp. (e)	200	1
		1
Netherlands (1.6%)
Aegon N.V.	1,465	8
Akzo Nobel N.V.	228	15
Altice N.V., Class A (e)	1	—	@
ArcelorMittal	886	4
ASML Holding N.V.	191	17
Fiat Chrysler Automobiles N.V. (e)	632	9
Heineken N.V.	184	16
ING Groep N.V. CVA	2,203	30
Koninklijke Ahold N.V.	819	17
Koninklijke KPN N.V.	2,794	10
Koninklijke Philips N.V.	700	18
Koninklijke Vopak N.V.	39	2
Randstad Holding N.V.	221	14
RELX N.V.	966	16
Unilever N.V. CVA	911	39
Wolters Kluwer N.V.	400	13
		228

New Zealand (0.0%)
Auckland International Airport Ltd.	523	2

Nicaragua (0.0%)
B2Gold Corp. (e)	500	1
Norway (0.0%)
Statoil ASA	35	—	@
Telenor ASA	32	1
		1
Peru (0.0%)
Cia de Minas Buenaventura SA ADR (e)	500	2
Portugal (0.1%)
EDP - Energias de Portugal SA	3,213	12

Singapore (0.0%)
CapitaLand Ltd.	1,500	3
City Developments Ltd.	500	3
		6
South Africa (0.1%)
AngloGold Ashanti Ltd. ADR (e)	500	4
Gold Fields Ltd. ADR	1,000	3
Harmony Gold Mining Co., Ltd. ADR (e)	200	—	@
SABMiller PLC	142	8
		15
Spain (1.7%)
Abertis Infraestructuras SA	217	3
Amadeus IT Holding SA, Class A	379	17
Banco Bilbao Vizcaya Argentaria SA	4,140	30
Banco de Sabadell SA	4,152	7
Banco Santander SA	7,863	39
CaixaBank SA	2,343	8
Enagas SA	120	3
Ferrovial SA	240	6
Iberdrola SA	4,214	30
Industria de Diseno Textil SA	670	23
International Consolidated Airlines Group SA	1,760	16
Obrascon Huarte Lain SA	21	—	@
Red Electrica Corp., SA	62	5
Repsol SA	1,047	12
Telefonica SA	2,753	30
		229
Sweden (0.1%)
Castellum AB	206	3
Nordea Bank AB	76	1
Svenska Cellulosa AB SCA, Class B	14	—	@
Svenska Handelsbanken AB, Class A	46	1
Swedbank AB, Class A	33	1
Telefonaktiebolaget LM Ericsson, Class B	76	1
Volvo AB, Class B	52	—	@
		7

Switzerland (0.3%)
Adecco SA (Registered) (e)	264	18
Credit Suisse Group AG (Registered) (e)	34	1
Flughafen Zuerich AG (Registered)	2	1
Givaudan SA (Registered) (e)	1	2
LafargeHolcim Ltd. (Registered) (e)	145	7
LafargeHolcim Ltd. (Registered) (e)	15	1
Swiss Prime Site AG (Registered) (e)	38	3
Swiss Re AG	9	1
UBS Group AG (Registered)	77	1
Zurich Insurance Group AG (e)	7	2
		37
Turkey (0.0%)
Alacer Gold Corp. (e)	200	—	@
United Kingdom (2.5%)
ARM Holdings PLC	304	5
AstraZeneca PLC	166	11
Aviva PLC	735	5
BAE Systems PLC	932	7
Barclays PLC	2,356	8
BG Group PLC	450	6
BHP Billiton PLC	312	3
BP PLC	2,445	13
British American Tobacco PLC	248	14
British Land Co., PLC REIT	513	6
BT Group PLC	1,276	9
Capital & Counties Properties PLC	569	4
Compass Group PLC	488	8
Diageo PLC	351	10
GlaxoSmithKline PLC	633	13
Glencore PLC (e)	1,632	2
Hammerson PLC REIT	564	5
Henderson Group PLC	571	3
HSBC Holdings PLC	1,232	10
HSBC Holdings PLC (f)	2,327	18
Imperial Tobacco Group PLC	166	9
Land Securities Group PLC REIT	369	6
Lloyds Banking Group PLC	7,870	8
London Stock Exchange Group PLC	3	—	@
National Grid PLC	2,949	41
Next PLC	47	5
Pennon Group PLC	221	3
Prudential PLC	468	10
Reckitt Benckiser Group PLC	103	9
Rio Tinto PLC	186	5
Rolls-Royce Holdings PLC (e)	304	3
Royal Dutch Shell PLC, Class A	757	17
Severn Trent PLC	134	4
Shire PLC	83	6
Taylor Wimpey PLC	1,417	4
Tesco PLC (e)	1,173	3
Unilever PLC	218	9
United Utilities Group PLC	383	5
Verizon Communications, Inc.	250	12
Vodafone Group PLC	3,442	11
Wolseley PLC	107	6

WPP PLC	379	9
		345
United States (4.3%)
Abbott Laboratories	20	1
AbbVie, Inc.	20	1
AES Corp.	10	—	@
AGL Resources, Inc.	100	6
Alamos Gold, Inc., Class A (e)	200	1
Alexandria Real Estate Equities, Inc. REIT	100	9
Altria Group, Inc.	20	1
American Campus Communities, Inc. REIT	100	4
American Electric Power Co., Inc.	10	1
American Tower Corp. REIT	200	19
American Water Works Co., Inc.	100	6
Amgen, Inc.	10	2
Aqua America, Inc.	100	3
Archer-Daniels-Midland Co.	10	—	@
AT&T, Inc.	470	16
Atmos Energy Corp.	100	6
Baxalta, Inc.	10	—	@
Baxter International, Inc.	10	—	@
Boston Properties, Inc. REIT	100	13
Boston Scientific Corp. (e)	220	4
Bristol-Myers Squibb Co.	20	1
Care Capital Properties, Inc. REIT	25	1
Celgene Corp. (e)	10	1
CenterPoint Energy, Inc.	200	4
CenturyLink, Inc.	10	—	@
Cheniere Energy, Inc. (e)	100	4
Coca-Cola Co.	240	10
Coeur Mining, Inc. (e)	200	1
Colgate-Palmolive Co.	10	1
Columbia Pipeline Group, Inc.	200	4
Consolidated Edison, Inc.	200	13
Crown Castle International Corp. REIT	200	17
CVS Health Corp.	10	1
DDR Corp. REIT	300	5
Digital Realty Trust, Inc. REIT	100	8
Dominion Resources, Inc.	10	1
Duke Energy Corp.	10	1
Duke Realty Corp. REIT	200	4
Eli Lilly & Co.	10	1
Equity Lifestyle Properties, Inc. REIT	100	7
Equity Residential REIT	100	8
Eversource Energy	200	10
Exelon Corp.	10	—	@
Express Scripts Holding Co. (e)	10	1
Extra Space Storage, Inc. REIT	100	9
Frontier Communications Corp.	10	—	@
General Growth Properties, Inc. REIT	200	5
General Mills, Inc.	10	1
Gilead Sciences, Inc.	220	22
HCP, Inc. REIT	200	8
Hecla Mining Co.	500	1
Highwoods Properties, Inc. REIT	100	4
Host Hotels & Resorts, Inc. REIT	300	5
IAMGOLD Corp. (e)	500	1
ITC Holdings Corp.	100	4
Johnson & Johnson	230	24

Kilroy Realty Corp. REIT	100	6
Kimco Realty Corp. REIT	200	5
Kinder Morgan, Inc.	900	13
Kraft Heinz Co. (The)	10	1
Kroger Co. (The)	10	—	@
Liberty Property Trust REIT	100	3
Macerich Co. (The) REIT	100	8
Medtronic PLC	220	17
Merck & Co., Inc.	230	12
Mid-America Apartment Communities, Inc. REIT	100	9
Mondelez International, Inc., Class A	20	1
National Health Investors, Inc. REIT	100	6
National Retail Properties, Inc. REIT	100	4
Newmont Mining Corp.	200	4
NiSource, Inc.	200	4
ONEOK, Inc.	100	2
Pepco Holdings, Inc.	100	3
PepsiCo, Inc.	20	2
Pfizer, Inc.	470	15
PG&E Corp.	310	17
Philip Morris International, Inc.	20	2
PPL Corp.	10	—	@
Procter & Gamble Co. (The)	230	18
ProLogis, Inc. REIT	200	9
Public Service Enterprise Group, Inc.	10	—	@
Public Storage REIT	100	25
Realty Income Corp. REIT	100	5
Regency Centers Corp. REIT	100	7
Reynolds American, Inc.	10	—	@
SBA Communications Corp., Class A (e)	100	11
Sempra Energy	100	9
Sibanye Gold Ltd. ADR	200	1
Simon Property Group, Inc. REIT	100	19
Southern Co. (The)	10	—	@
Spectra Energy Corp.	400	10
Sysco Corp.	10	—	@
Tahoe Resources, Inc.	200	2
UDR, Inc. REIT	100	4
UnitedHealth Group, Inc.	10	1
Ventas, Inc. REIT	100	6
VEREIT, Inc. REIT	300	2
Vornado Realty Trust REIT	100	10
Wal-Mart Stores, Inc.	220	14
Walgreens Boots Alliance, Inc.	10	1
Welltower, Inc. REIT	100	7
Williams Cos., Inc. (The)	400	10
WP Carey, Inc. REIT	100	6
Xcel Energy, Inc.	10	—	@
Zoetis, Inc.	10	1
		593
Total Common Stocks (Cost $4,273)		3,912
Investment Companies (8.6%)
United States (8.6%)
Morgan Stanley Institutional Fund Trust - High Yield Portfolio (j)	57,692	532
Morgan Stanley Institutional Fund, Inc. - Emerging Markets Fixed Income Opportunities Portfolio (k)	76,964	657
Total Investment Companies (Cost $1,311)		1,189

	Face Amount (000)	Value (000)
Call Options Purchased (0.1%)
China (0.1%)
USD/CNH October 2016 @ CNH 6.75, Citibank NA	160,000	5
USD/CNH October 2016 @ CNH 6.75, Goldman Sachs International	120,000	3
USD/CNH October 2016 @ CNH 6.75, JPMorgan Chase Bank NA	260,000	7
Total Call Options Purchased (Cost $11)		15
Put Option Purchased (0.0%)
United States (0.0%)
USD March 2016 @ $1.10, Goldman Sachs International (Cost $5)	410,000	5

Shares
Short-Term Investments (14.4%)
Investment Company (12.1%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (l) (Cost $1,682)	1,682,015	1,682

	Face Amount (000)
U.S. Treasury Security (2.3%)
U.S. Treasury Bill,
0.51%, 6/9/16 (m)(n) (Cost $317)	$318	317
Total Short-Term Investments (Cost $1,999)		1,999
Total Investments (102.1%) (Cost $14,807) (o)(p)(q)		14,167
Liabilities in Excess of Other Assets (-1.9%)		(260)
Total Written Options Outstanding (-0.2%) (Premiums received $45)		(35)
Net Assets (100.0%)		$13,872

(a)	Security is subject to delayed delivery.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2015.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of December 31, 2015. Maturity date disclosed is the ultimate maturity date.
(e)	Non-income producing security.
(f)	Security trades on the Hong Kong exchange.
(g)	Security has been deemed illiquid at December 31, 2015.
(h)

At December 31, 2015, the Portfolio held a fair valued security valued at less than $500, representing less than 0.05% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(i)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(j)

For the three months ended December 31, 2015, there were no transactions in Morgan Stanley Institutional Fund Trust - High Yield Portfolio, Investment Company, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under the Investment Company Act of 1940. For the three months ended December 31, 2015, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in Morgan Stanley Institutional Fund Trust - High Yield Portfolio.

(k)

For the three months ended December 31, 2015, the cost of purchases and the proceeds from sales of Morgan Stanley Institutional Fund, Inc. - Emerging Markets Fixed Income Opportunities Portfolio, Investment Company, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under the Investment Company Act of 1940, were approximately $318,000 and $57,000, respectively, including net realized losses of approximately $4,000. For the three months ended December 31, 2015, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in Morgan Stanley Institutional Fund, Inc. - Emerging Markets Fixed Income Opportunities Portfolio.

(l)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended December 31, 2015, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

(m)	Rate shown is the yield to maturity at December 31, 2015.
(n)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(o)

Securities are available for collateral in connection with securities purchased on a forward commitment basis, open call options written, put options written, foreign currency forward exchange contracts, futures contracts and swap agreements.

(p)

The approximate fair value and percentage of net assets, $3,074,000 and 22.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(q)

At December 31, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $130,000 and the aggregate gross unrealized depreciation is approximately $770,000 resulting in net unrealized depreciation of approximately $640,000.

@	Value is less than $500.

ADR	American Depositary Receipt.
CDI	CHESS Depositary Interest.
CVA	Certificaten Van Aandelen.
MTN	Medium Term Note.
OAT	Obligations Assimilables du Trésor (French Treasury Obligation).
REIT	Real Estate Investment Trust.
TBA	To Be Announced.

Call Options Written:

The Portfolio had the following call options written open at December 31, 2015:

Counterparty	Currency Amount		Description	Strike Price	Expiration Date	Value (000)
Goldman Sachs International	USD	130	Euro Stoxx 50 Index (Premiums received $9)	$3,275.00	Jan-16	$(7)
Goldman Sachs International	USD	14,000	iShares MSCI Emerging* Markets Index Fund (Premiums received $9)	32.50	Jan-16	(5)
Goldman Sachs International	USD	4,000	NIKKEI Index (Premiums received $11)	19,000.00	Jan-16	(6)
Goldman Sachs International	USD	300	S&P 500 Index* (Premiums received $9)	2,030.00	Jan-16	(11)
Citibank NA	USD	160,000	USD/CNH (Premiums received $2)	7.25	Oct-16	(2)
Goldman Sachs International	USD	120,000	USD/CNH (Premiums received $1)	7.25	Oct-16	(1)
JPMorgan Chase Bank NA	USD	260,000	USD/CNH (Premiums received $3)	7.25	Oct-16	(2)
						$(34)

Put Option Written:

The Portfolio had the following put option written open at December 31, 2015:

Counterparty	Currency Amount		Description	Strike Price	Expiration Date	Value (000)
Goldman Sachs International	USD	410,000	EUR/USD (Premiums received $1)	$1.15	Mar-16	$(1)

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at December 31, 2015:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Deutsche Bank AG	THB	625	$17		1/6/16	$ (—	)@
HSBC Bank PLC	EUR	5	GBP	4	1/6/16	(—	)@
HSBC Bank PLC	SGD	15	$11		1/6/16	—	@
HSBC Bank PLC	$114		CAD	158	1/6/16	—	@
JPMorgan Chase Bank NA	AUD	69	$50		1/6/16	(—	)@
JPMorgan Chase Bank NA	AUD	47	$34		1/6/16	(—	)@
JPMorgan Chase Bank NA	GBP	4	EUR	5	1/6/16	—	@
JPMorgan Chase Bank NA	JPY	66,240	$549		1/6/16	(2)
JPMorgan Chase Bank NA	NOK	88	$10		1/6/16	—	@
JPMorgan Chase Bank NA	$305		EUR	278	1/6/16	(3)
JPMorgan Chase Bank NA	$2		GBP	1	1/6/16	(—	)@
JPMorgan Chase Bank NA	$548		JPY	66,240	1/6/16	3
JPMorgan Chase Bank NA	$79		KRW	93,150	1/6/16	1
JPMorgan Chase Bank NA	$7		MXN	127	1/6/16	—	@
JPMorgan Chase Bank NA	$18		MYR	79	1/6/16	—	@
UBS AG	CAD	134	$98		1/6/16	1
UBS AG	CAD	24	$18		1/6/16	—	@

UBS AG	CHF	52		$53	1/6/16	1
UBS AG	EUR	278		$303	1/6/16	1
UBS AG	GBP	29		$44	1/6/16	1
UBS AG	KRW	93,150		$79	1/6/16	(—	)@
UBS AG	MXN	147		$8	1/6/16	(—	)@
UBS AG	MYR	79		$18	1/6/16	(—	)@
UBS AG	NZD	319		$214	1/6/16	(4)
UBS AG		$84	AUD	116	1/6/16	—	@
UBS AG		$53	CHF	52	1/6/16	(1)
UBS AG		$41	GBP	27	1/6/16	(—	)@
UBS AG		$1	MXN	20	1/6/16	(—	)@
UBS AG		$10	NOK	88	1/6/16	(—	)@
UBS AG		$218	NZD	319	1/6/16	—	@
UBS AG		$11	SGD	15	1/6/16	(—	)@
UBS AG		$17	THB	625	1/6/16	—	@
UBS AG		$13	ZAR	208	1/6/16	—	@
UBS AG	ZAR	208		$13	1/6/16	(—	)@
JPMorgan Chase Bank NA	PLN	374		$94	1/7/16	(1)
JPMorgan Chase Bank NA		$96	PLN	374	1/7/16	(1)
UBS AG	SEK	267		$32	1/7/16	—	@
UBS AG		$31	SEK	267	1/7/16	—	@
Bank of America NA	EUR	91		$99	1/21/16	1
Bank of America NA	GBP	37		$56	1/21/16	1
Bank of Montreal	AUD	18		$13	1/21/16	(—	)@
Bank of Montreal	TRY	10		$3	1/21/16	(—	)@
Bank of New York Mellon	CHF	119		$121	1/21/16	1
Bank of New York Mellon		$140	SEK	1,190	1/21/16	1
Barclays Bank PLC	AUD	113		$81	1/21/16	(1)
Citibank NA	IDR	199,207		$14	1/21/16	(—	)@
Citibank NA	JPY	5,495		$46	1/21/16	(—	)@
Citibank NA	THB	585		$16	1/21/16	(—	)@
Citibank NA		$29	JPY	3,580	1/21/16	—	@
Commonwealth Bank of Australia	AUD	4		$3	1/21/16	(—	)@
Commonwealth Bank of Australia		$63	AUD	87	1/21/16	—	@
Credit Suisse International	EUR	19		$21	1/21/16	—	@
Credit Suisse International		$70	NZD	104	1/21/16	1
Deutsche Bank AG	CHF	239		$242	1/21/16	3
Deutsche Bank AG	HKD	297		$38	1/21/16	(—	)@
Deutsche Bank AG	HKD	405		$52	1/21/16	(—	)@
Deutsche Bank AG	SEK	358		$42	1/21/16	—	@
Deutsche Bank AG		$19	ILS	74	1/21/16	(—	)@
Deutsche Bank AG		$71	JPY	8,674	1/21/16	1
Deutsche Bank AG		$281	SEK	2,383	1/21/16	2
Goldman Sachs International		$29	EUR	26	1/21/16	(—	)@
Goldman Sachs International		$100	GBP	67	1/21/16	(—	)@
JPMorgan Chase Bank NA	BRL	43		$11	1/21/16	—	@
JPMorgan Chase Bank NA	CAD	21		$16	1/21/16	—	@
JPMorgan Chase Bank NA	EUR	697		$762	1/21/16	4
JPMorgan Chase Bank NA	HKD	82		$11	1/21/16	—	@
JPMorgan Chase Bank NA	KRW	4,176		$4	1/21/16	(—	)@
JPMorgan Chase Bank NA	MYR	102		$24	1/21/16	—	@
JPMorgan Chase Bank NA	PLN	84		$21	1/21/16	(—	)@
JPMorgan Chase Bank NA		$40	DKK	274	1/21/16	(—	)@
JPMorgan Chase Bank NA		$54	HKD	416	1/21/16	—	@
JPMorgan Chase Bank NA		$223	JPY	27,058	1/21/16	3
JPMorgan Chase Bank NA		$15	KRW	18,132	1/21/16	—	@
JPMorgan Chase Bank NA		$5	MXN	91	1/21/16	—	@
JPMorgan Chase Bank NA		$11	MXN	186	1/21/16	—	@
JPMorgan Chase Bank NA		$45	MXN	788	1/21/16	—	@
JPMorgan Chase Bank NA		$129	RUB	8,979	1/21/16	(6)
JPMorgan Chase Bank NA		$74	SEK	627	1/21/16	—	@

JPMorgan Chase Bank NA		$34	SGD	48	1/21/16	(—	)@
State Street Bank and Trust Co.	CHF	224		$226	1/21/16	3
State Street Bank and Trust Co.	EUR	31		$34	1/21/16	—	@
State Street Bank and Trust Co.	MXN	1,152		$67	1/21/16	—	@
State Street Bank and Trust Co.		$100	MXN	1,721	1/21/16	—	@
State Street Bank and Trust Co.		$208	SEK	1,762	1/21/16	1
UBS AG	CHF	74		$74	1/21/16	1
UBS AG	EUR	57		$63	1/21/16	—	@
UBS AG	INR	1,045		$16	1/21/16	(—	)@
UBS AG		$26	CHF	26	1/21/16	(—	)@
UBS AG		$17	CHF	17	1/21/16	(—	)@
UBS AG	ZAR	260		$17	1/21/16	—	@
Deutsche Bank AG		$17	THB	625	2/4/16	—	@
HSBC Bank PLC	CAD	158		$114	2/4/16	(—	)@
HSBC Bank PLC	GBP	4	EUR	5	2/4/16	—	@
HSBC Bank PLC		$11	SGD	15	2/4/16	(—	)@
JPMorgan Chase Bank NA	MXN	127		$7	2/4/16	(—	)@
JPMorgan Chase Bank NA	NZD	66		$45	2/4/16	(—	)@
JPMorgan Chase Bank NA	PLN	374		$96	2/4/16	1
JPMorgan Chase Bank NA		$38	AUD	52	2/4/16	—	@
JPMorgan Chase Bank NA		$550	JPY	66,240	2/4/16	2
JPMorgan Chase Bank NA		$10	NOK	88	2/4/16	(—	)@
UBS AG	AUD	116		$84	2/4/16	(—	)@
UBS AG	GBP	27		$41	2/4/16	—	@
UBS AG	NZD	319		$217	2/4/16	(—	)@
UBS AG		$53	CHF	52	2/4/16	(1)
UBS AG		$303	EUR	278	2/4/16	(1)
UBS AG		$79	KRW	93,150	2/4/16	—	@
UBS AG		$18	MYR	79	2/4/16	—	@
UBS AG		$32	SEK	267	2/4/16	(—	)@
UBS AG		$13	ZAR	208	2/4/16	—	@
Citibank NA	CNY	289		$46	5/19/16	2
Citibank NA	CNY	847		$136	5/19/16	6
Deutsche Bank AG	CNY	565		$90	5/19/16	4
						$25

Futures Contracts:

The Portfolio had the following futures contracts open at December 31, 2015:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
MSCI Emerging Market E Mini (United States)	11	$433	Mar-16	$8
NIKKEI 225 Index (Japan)	5	390	Mar-16	(16)
S&P 500 E Mini Index (United States)	10	1,018	Mar-16	(18)
U.S. Treasury 10 yr. Note (United States)	11	1,385	Mar-16	(6)
U.S. Treasury 2 yr. Note (United States)	1	217	Mar-16	(— )@
U.S. Treasury 5 yr. Note (United States)	2	237	Mar-16	(1)
Short:
Brent Crude Futures (United Kingdom)	1	(37)	Jan-16	2
Euro Stoxx 50 Index (Germany)	10	(357)	Mar-16	(8)
German Euro Bund (Germany)	6	(1,030)	Mar-16	12
SPI 200 Index (Australia)	1	(96)	Mar-16	(7)

TOPIX Index (Japan)	1	(129)	Mar-16	3
U.S. Treasury 10 yr. Note (United States)	9	(1,133)	Mar-16	2
U.S. Treasury 5 yr. Note (United States)	2	(237)	Mar-16	—	@
U.S. Treasury Long Bond (United States)	2	(307)	Mar-16	(1)
UK Long Gilt Bond (United Kingdom)	1	(172)	Mar-16	1
				$(29)

Credit Default Swap Agreements:

The Portfolio had the following credit default swap agreements open at December 31, 2015:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)	Value (000)	Credit Rating of Reference Obligation†
Goldman Sachs International
People’s Republic of China	Buy	$220	1.00%	12/20/20	$3	$(2)	$1	AA-
Goldman Sachs International
Australian Government	Buy	190	1.00	12/20/20	(5)	(— )@	(5)	AAA
JPMorgan Chase Bank NA
Russian Federation	Sell	120	1.00	12/20/20	(15)	4	(11)	BB+
Morgan Stanley & Co., LLC**
ITRAXX.XO.23	Sell	EUR 26	5.00	6/20/20	3	(1)	2	NR
Morgan Stanley & Co., LLC**
CDX.NA.HY.24	Sell	$98	5.00	6/20/20	5	(2)	3	NR
		$654			$(9)	$(1)	$(10)

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at December 31, 2015:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)		Unrealized Appreciation (Depreciation) (000)
Bank of America NA	1 Month TIIE	Receive	4.33%	7/27/17	MXN	1,526	$ (—	)@
Bank of America NA	1 Month TIIE	Receive	4.39	7/28/17		893	(—	)@
Bank of America NA	1 Month TIIE	Receive	4.39	12/11/17		1,851	(—	)@
Bank of America NA	1 Month TIIE	Pay	6.32	7/17/25		352	(—	)@
Bank of America NA	1 Month TIIE	Pay	6.32	7/18/25		219	(—	)@
Bank of America NA	1 Month TIIE	Pay	6.41	12/1/25		569	—	@
Citibank NA	1 Month TIIE	Receive	4.48	8/24/17		20	(—	)@
Citibank NA	1 Month TIIE	Pay	6.36	7/15/25		373	—	@
Citibank NA	1 Month TIIE	Pay	6.34	7/16/25		162	(—	)@
Citibank NA	1 Month TIIE	Pay	6.33	7/18/25		285	(—	)@
Citibank NA	1 Month TIIE	Pay	6.40	8/14/25		60	—	@
Citibank NA	3 Month STIBOR	Receive	1.28	10/6/25	SEK	1,000	3
Citibank NA	3 Month STIBOR	Receive	1.34	10/12/25		207	1
Citibank NA	3 Month STIBOR	Receive	1.39	10/13/25		250	—	@
Citibank NA	3 Month STIBOR	Receive	1.37	10/14/25		292	1
Citibank NA	3 Month LIBOR	Receive	1.76	10/15/25		$210	2
Deutsche Bank AG	1 Month TIIE	Receive	4.38	7/28/17	MXN	1,408	(—	)@
Deutsche Bank AG	1 Month TIIE	Pay	6.33	7/18/25		292	(—	)@
Deutsche Bank AG	3 Month LIBOR	Receive	1.86	12/14/25		$230	1
Goldman Sachs International	1 Month TIIE	Receive	4.29	7/26/17	MXN	1,372	(—	)@
Goldman Sachs International	1 Month TIIE	Receive	4.38	7/28/17		1,404	(—	)@
Goldman Sachs International	1 Month TIIE	Receive	4.31	12/8/17		2,150	—	@

Goldman Sachs International	1 Month TIIE	Receive	4.34	12/19/17		1,890	—	@
Goldman Sachs International	1 Month TIIE	Pay	6.33	7/16/25		127	(—	)@
Goldman Sachs International	1 Month TIIE	Pay	6.32	7/18/25		292	(—	)@
Goldman Sachs International	3 Month STIBOR	Receive	1.25	10/6/25	SEK	153	1
Goldman Sachs International	3 Month STIBOR	Receive	1.29	10/7/25		147	—	@
Goldman Sachs International	3 Month STIBOR	Receive	1.34	10/12/25		300	1
Goldman Sachs International	3 Month STIBOR	Receive	1.39	10/13/25		83	—	@
Goldman Sachs International	1 Month TIIE	Pay	6.29	11/28/25	MXN	520	(—	)@
Goldman Sachs International	1 Month TIIE	Pay	6.22	12/9/25		450	(1)
JPMorgan Chase Bank NA	1 Month TIIE	Receive	4.34	7/27/17		850	(—	)@
JPMorgan Chase Bank NA	1 Month TIIE	Receive	4.34	12/19/17		2,300	—	@
JPMorgan Chase Bank NA	1 Month TIIE	Receive	4.39	12/26/17		2,446	—	@
JPMorgan Chase Bank NA	1 Month TIIE	Receive	4.43	12/27/17		1,420	(—	)@
JPMorgan Chase Bank NA	3 Month STIBOR	Receive	1.29	10/7/25	SEK	200	1
JPMorgan Chase Bank NA	3 Month STIBOR	Receive	1.33	10/8/25		249	1
JPMorgan Chase Bank NA	3 Month LIBOR	Receive	1.81	10/9/25		$210	—	@
JPMorgan Chase Bank NA	3 Month STIBOR	Receive	1.34	10/12/25	SEK	302	1
JPMorgan Chase Bank NA	3 Month STIBOR	Receive	1.38	10/13/25		505	1
JPMorgan Chase Bank NA	3 Month LIBOR	Receive	1.84	11/5/25		$210	1
JPMorgan Chase Bank NA	3 Month LIBOR	Receive	1.85	11/16/25		210	1
JPMorgan Chase Bank NA	1 Month TIIE	Pay	6.23	12/9/25	MXN	530	(1)
JPMorgan Chase Bank NA	1 Month TIIE	Pay	6.29	12/16/25		558	(1)
JPMorgan Chase Bank NA	1 Month TIIE	Pay	6.33	12/17/25		375	(—	)@
UBS AG	1 Month TIIE	Receive	4.31	7/25/17		1,572	(—	)@
UBS AG	1 Month TIIE	Receive	4.31	12/8/17		1,472	—	@
UBS AG	1 Month TIIE	Receive	4.38	12/11/17		3,564	(—	)@
UBS AG	1 Month TIIE	Receive	4.41	12/21/17		1,091	—	@
UBS AG	1 Month TIIE	Receive	4.40	12/26/17		1,143	—	@
UBS AG	1 Month TIIE	Pay	6.30	11/28/25		356	(—	)@
UBS AG	1 Month TIIE	Pay	6.40	12/1/25		743	—	@
UBS AG	1 Month TIIE	Pay	6.31	12/11/25		224	(—	)@
UBS AG	1 Month TIIE	Pay	6.31	12/16/25		264	(—	)@
							$13

Total Return Swap Agreements:

The Portfolio had the following total return swap agreements open at December 31, 2015:

Swap Counterparty	Index	Notional Amount (000)	Floating Rate	Pay/Receive Total Return of Referenced Index	Maturity Date	Unrealized Appreciation (Depreciation) (000)
Goldman Sachs International	Short EU Quality Index††	$100	3 Month USD LIBOR minus 0.36%	Pay	11/10/16	$ (—	)@
Goldman Sachs International	Short U.S. Cyclicals Index††	62	3 Month USD LIBOR minus 8.00%	Pay	12/22/16	1
Goldman Sachs International	Short U.S. Cyclicals Index††	60	3 Month USD LIBOR minus 0.08%	Pay	12/22/16	—	@
Goldman Sachs International	Short U.S. Cyclicals Index††	71	3 Month USD LIBOR minus 0.08%	Pay	12/22/16	(1)

JPMorgan Chase Bank NA	JPM Aerospace Index††	40	3 Month USD LIBOR minus 0.26%	Pay	9/8/16	(—	)@
JPMorgan Chase Bank NA	JPM Aerospace Index††	30	3 Month USD LIBOR minus 0.55%	Pay	9/8/16	(—	)@
JPMorgan Chase Bank NA	JPM Aerospace Index††	109	3 Month USD LIBOR minus 0.26%	Pay	9/8/16	2
JPMorgan Chase Bank NA	JPM Aerospace Index††	173	3 Month USD LIBOR minus 0.36%	Pay	9/8/16	4
						$6

†† See tables below for details of the equity basket holdings underlying the swap.

The following table represents the equity basket holdings underlying the total return swap with Short EU Quality Index as of December 31, 2015.

Security Description	Index Weight
Short EU Quality Index
ABB Ltd.	1.44%
Actelion Ltd.	0.58
Air Liquide SA	1.43
Airbus Group SE	1.80
ARM Holdings PLC	0.81
ASML Holding N.V.	0.95
Assa Abloy AB	0.73
Associated British Foods PLC	1.18
AstraZeneca PLC	3.67
Atlas Copco AB	1.03
BAE Systems PLC	1.37
BASF SE	2.62
British American Tobacco PLC	4.64
Burberry Group PLC	0.77
Capita PLC	1.20
Centrica PLC	0.63
Cie Financiere Richemont SA	1.22
Coloplast A/S	1.00
Compass Group PLC	1.54
Continental AG	1.04
Deutsche Boerse AG	0.95
Deutsche Post AG	1.17
Diageo PLC	2.64
Essilor International SA	0.76
Geberit AG	0.84
Henkel AG & Co., KGaA	1.08
Hennes & Mauritz AB	2.09
Imperial Tobacco Group PLC	2.44
Industria de Diseno Textil SA	2.06
ITV PLC	1.68
Kerry Group PLC	1.16
Kone Oyj	1.59
Legrand SA	0.57
L’Oreal SA	1.60
Nestle SA	3.65
Next PLC	0.68
Novartis AG	3.24
Novo Nordisk A/S	6.66
Novozymes A/S	0.98
Pandora A/S	0.86
Reckitt Benckiser Group PLC	2.86
RELX N.V.	1.08
RELX PLC	1.44
Rio Tinto PLC	1.44
Roche Holding AG	4.14
Rolls-Royce Holdings PLC	0.62
SABMiller PLC	1.85
SAP SE	2.83
SGS SA	1.29
Shire PLC	2.32
Sky PLC	0.74
Smith & Nephew PLC	1.22
Swatch Group AG (The)	0.45
Syngenta AG	1.35
Unilever N.V.	3.96
Unilever PLC	2.96
Valeo SA	0.94
Whitbread PLC	0.51
Wolseley PLC	0.61
WPP PLC	1.04
100.00%

The following table represents the equity basket holdings underlying the total return swap with Short U.S. Cyclicals Index as of December 31, 2015.

Security Description	Index Weight
Short U.S. Cyclicals Index
3M Co.	1.10%
Accenture PLC	0.80
Activision Blizzard, Inc.	0.24
Adobe Systems, Inc.	0.57
ADT Corp. (The)	0.07
Advance Auto Parts, Inc.	0.13
Air Products & Chemicals, Inc.	0.31
Airgas, Inc.	0.11
Akamai Technologies, Inc.	0.11
Alcoa, Inc.	0.15
Allegion PLC	0.07
Alliance Data Systems Corp.	0.21
Alphabet, Inc.	2.75
Alphabet, Inc.	2.74
Amazon.com, Inc.	3.01
American Airlines Group, Inc.	0.31
AMETEK, Inc.	0.15
Amphenol Corp.	0.20
Analog Devices, Inc.	0.22
Apple, Inc.	7.34
Applied Materials, Inc.	0.27
Autodesk, Inc.	0.17
Automatic Data Processing, Inc.	0.48
AutoNation, Inc.	0.06
AutoZone, Inc.	0.26
Avago Technologies Ltd.	0.46
Avery Dennison Corp.	0.07
Ball Corp.	0.12
Bed Bath & Beyond, Inc.	0.09
Best Buy Co., Inc.	0.11
Boeing Co. (The)	1.08
BorgWarner, Inc.	0.12
Broadcom Corp.	0.40
CA, Inc.	0.11
Cablevision Systems Corp.	0.08
CarMax, Inc.	0.13
Carnival Corp.	0.29
Caterpillar, Inc.	0.48
CBS Corp.	0.24
CF Industries Holdings, Inc.	0.11

CH Robinson Worldwide, Inc.	0.10
Chipotle Mexican Grill, Inc.	0.17
Cintas Corp.	0.09
Cisco Systems, Inc.	1.69
Citrix Systems, Inc.	0.15
Coach, Inc.	0.10
Cognizant Technology Solutions Corp.	0.45
Comcast Corp.	1.61
Corning, Inc.	0.28
CSRA, Inc.	0.05
CSX Corp.	0.30
Cummins, Inc.	0.17
Danaher Corp.	0.64
Darden Restaurants, Inc.	0.09
Deere & Co.	0.28
Delphi Automotive PLC	0.28
Delta Air Lines, Inc.	0.48
Discovery Communications, Inc.	0.08
Discovery Communications, Inc.	0.05
Dollar General Corp.	0.24
Dollar Tree, Inc.	0.21
Dover Corp.	0.11
Dow Chemical Co. (The)	0.72
DR Horton, Inc.	0.12
Dun & Bradstreet Corp. (The)	0.04
Eastman Chemical Co.	0.12
Eaton Corp., PLC.	0.29
eBay, Inc.	0.38
Ecolab, Inc.	0.37
EI du Pont de Nemours & Co.	0.72
Electronic Arts, Inc.	0.26
EMC Corp.	0.61
Emerson Electric Co.	0.37
Equifax, Inc.	0.15
Expedia, Inc.	0.14
Expeditors International of Washington I	0.10
F5 Networks, Inc.	0.09
Facebook, Inc.	2.90
Fastenal Co.	0.14
FedEx Corp.	0.46
Fidelity National Information Services I	0.21
First Solar, Inc.	0.07
Fiserv, Inc.	0.26
FLIR Systems, Inc.	0.05
Flowserve Corp.	0.06
Fluor Corp.	0.08
FMC Corp.	0.06
Ford Motor Co.	0.63

Fossil Group, Inc.	0.02
Freeport-McMoRan, Inc.	0.09
GameStop Corp.	0.04
Gap, Inc. (The)	0.07
Garmin Ltd.	0.05
General Dynamics Corp.	0.49
General Electric Co.	3.45
General Motors Co.	0.56
Genuine Parts Co.	0.15
Goodyear Tire & Rubber Co. (The)	0.10
H&R Block, Inc.	0.09
Hanesbrands, Inc.	0.14
Harley-Davidson, Inc.	0.10
Harman International Industries, Inc.	0.08
Harris Corp.	0.14
Hasbro, Inc.	0.09
Hewlett Packard Enterprise Co.	0.34
Home Depot, Inc. (The)	1.97
Honeywell International, Inc.	0.95
HP, Inc.	0.26
Illinois Tool Works, Inc.	0.36
Ingersoll-Rand PLC	0.18
Intel Corp.	2.01
International Business Machines Corp.	1.51
International Flavors & Fragrances, Inc.	0.11
International Paper Co.	0.19
Interpublic Group of Cos, Inc. (The)	0.11
Intuit, Inc.	0.33
Jacobs Engineering Group, Inc.	0.06
JB Hunt Transport Services, Inc.	0.08
Johnson Controls, Inc.	0.30
Juniper Networks, Inc.	0.12
Kansas City Southern	0.10
KLA-Tencor Corp.	0.13
Kohl’s Corp.	0.11
L Brands, Inc.	0.29
L-3 Communications Holdings, Inc.	0.11
Lam Research Corp.	0.15
Leggett & Platt, Inc.	0.07
Lennar Corp.	0.10
Linear Technology Corp.	0.13
Lockheed Martin Corp.	0.68
Lowe’s Cos, Inc.	0.82
LyondellBasell Industries N.V.	0.39
Macy’s, Inc.	0.13
Marriott International, Inc.	0.15
Martin Marietta Materials, Inc.	0.11
Masco Corp.	0.12

MasterCard, Inc.	1.19
Mattel, Inc.	0.11
McDonald’s Corp.	1.29
Michael Kors Holdings Ltd.	0.09
Microchip Technology, Inc.	0.12
Micron Technology, Inc.	0.19
Microsoft Corp.	5.44
Mohawk Industries, Inc.	0.14
Monsanto Co.	0.53
Mosaic Co. (The)	0.11
Motorola Solutions, Inc.	0.14
NetApp, Inc.	0.09
Netflix, Inc.	0.56
Newell Rubbermaid, Inc.	0.14
Newmont Mining Corp.	0.12
News Corp.	0.06
News Corp.	0.02
Nielsen Holdings PLC	0.20
NIKE, Inc.	0.99
Nordstrom, Inc.	0.08
Norfolk Southern Corp.	0.30
Northrop Grumman Corp.	0.41
Nucor Corp.	0.15
NVIDIA Corp.	0.21
Omnicom Group, Inc.	0.22
Oracle Corp.	1.45
O’Reilly Automotive, Inc.	0.29
Owens-Illinois, Inc.	0.03
PACCAR, Inc.	0.20
Parker-Hannifin Corp.	0.15
Paychex, Inc.	0.21
PayPal Holdings, Inc.	0.49
Pentair PLC	0.11
Pitney Bowes, Inc.	0.05
PPG Industries, Inc.	0.32
Praxair, Inc.	0.35
Precision Castparts Corp.	0.37
Priceline Group, Inc. (The)	0.74
PulteGroup, Inc.	0.06
PVH Corp.	0.07
Qorvo, Inc.	0.09
QUALCOMM, Inc.	0.96
Quanta Services, Inc.	0.04
Ralph Lauren Corp.	0.08
Raytheon Co.	0.44
Red Hat, Inc.	0.18
Republic Services, Inc.	0.12
Robert Half International, Inc.	0.07

Rockwell Automation, Inc.	0.16
Rockwell Collins, Inc.	0.15
Roper Technologies, Inc.	0.23
Ross Stores, Inc.	0.26
Royal Caribbean Cruises Ltd.	0.20
Ryder System, Inc.	0.04
salesforce.com, Inc.	0.59
SanDisk Corp.	0.19
Scripps Networks Interactive, Inc.	0.06
Seagate Technology PLC	0.14
Sealed Air Corp.	0.12
Sherwin-Williams Co. (The)	0.25
Signet Jewelers Ltd.	0.12
Skyworks Solutions, Inc.	0.18
Snap-on, Inc.	0.11
Southwest Airlines Co.	0.33
Stanley Black & Decker, Inc.	0.19
Staples, Inc.	0.07
Starbucks Corp.	1.04
Starwood Hotels & Resorts Worldwide, Inc.	0.13
Stericycle, Inc.	0.12
Symantec Corp.	0.18
Target Corp.	0.53
TE Connectivity Ltd.	0.32
TEGNA, Inc.	0.07
Teradata Corp.	0.04
Texas Instruments, Inc.	0.69
Textron, Inc.	0.13
Tiffany & Co.	0.10
Time Warner Cable, Inc.	0.61
Time Warner, Inc.	0.61
TJX Cos, Inc. (The)	0.56
Total System Services, Inc.	0.10
Tractor Supply Co.	0.14
TripAdvisor, Inc.	0.11
Twenty-First Century Fox, Inc.	0.39
Twenty-First Century Fox, Inc.	0.14
Tyco International Plc	0.16
Under Armour, Inc.	0.17
Union Pacific Corp.	0.80
United Continental Holdings, Inc.	0.26
United Parcel Service, Inc.	0.79
United Rentals, Inc.	0.09
United Technologies Corp.	0.93
Urban Outfitters, Inc.	0.02
VeriSign, Inc.	0.11
Verisk Analytics, Inc.	0.14
VF Corp.	0.25

Viacom, Inc.	0.16
Visa, Inc.	1.85
Vulcan Materials Co.	0.15
Walt Disney Co. (The)	1.89
Waste Management, Inc.	0.26
Western Digital Corp.	0.17
Western Union Co. (The)	0.11
WestRock Co.	0.15
Whirlpool Corp.	0.13
WW Grainger, Inc.	0.14
Wyndham Worldwide Corp.	0.10
Wynn Resorts Ltd.	0.06
Xerox Corp.	0.13
Xilinx, Inc.	0.15
Xylem, Inc.	0.08
Yahoo!, Inc.	0.35
Yum! Brands, Inc.	0.36
100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Aerospace Index as of December 31, 2015.

Security Description	Index Weight
JPM Aerospace Index
Airbus Group SE	14.88%
B/E Aerospace, Inc.	1.38
Boeing Co. (The)	34.77
Bombardier, Inc.	0.53
KLX, Inc.	0.50
Precision Castparts Corp.	11.73
Rolls-Royce Holdings PLC	4.60
Safran SA	8.18
Textron, Inc.	5.15
Thales SA	2.91
TransDigm Group, Inc.	3.77
United Technologies Corp.	9.63
Zodiac Aerospace	1.97
100.00%

@		Value is less than $500.
*		Cleared option, the broker is Morgan Stanley & Co., LLC.
†		Credit rating as issued by Standard & Poor’s.
**		Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
LIBOR		London Interbank Offered Rate.
STIBOR		Stockholm Interbank Offered Rate.
TIIE		Interbank Equilibrium Interest Rate.
NR		Not rated
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CNH	—	Chinese Yuan Renminbi
CNY	—	Chinese Yuan Renminbi
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PLN	—	Polish Zloty
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish Lira
USD	—	United States Dollar
ZAR	—	South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Fixed Income Securities	49.8%
Common Stocks	27.6
Short-Term Investments	14.1
Investment Companies	8.4
Other***	0.1
Total Investments	100.0	%****

***        Industries and/or investment types representing less than 5% of total investments.

**** Does not include open call options written with a value of approximately $34,000 and does not include an open put option written with a value of approximately $1,000. Does not include open long/short futures contracts with an underlying face amount of approximately $7,178,000 with net unrealized depreciation of approximately $29,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $25,000 and does not include open swap agreements with net unrealized appreciation of approximately $18,000.

Morgan Stanley Institutional Fund Trust

Mid Cap Growth Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2015 (unaudited)

	Shares	Value (000)
Common Stocks (91.5%)
Aerospace & Defense (1.1%)
TransDigm Group, Inc. (a)	169,625	$38,751

Air Freight & Logistics (0.5%)
XPO Logistics, Inc. (a)(b)	626,946	17,084

Automobiles (4.4%)
Tesla Motors, Inc. (a)(b)	656,627	157,597

Beverages (3.2%)
Monster Beverage Corp. (a)	781,511	116,414

Biotechnology (1.2%)
Alnylam Pharmaceuticals, Inc. (a)	194,878	18,346
Intrexon Corp. (a)(b)	468,530	14,126
Seattle Genetics, Inc. (a)	245,736	11,029
		43,501
Communications Equipment (0.9%)
Palo Alto Networks, Inc. (a)	184,611	32,517

Consumer Finance (2.0%)
LendingClub Corp. (a)	6,415,333	70,889

Diversified Financial Services (5.3%)
McGraw Hill Financial, Inc.	1,053,642	103,868
MSCI, Inc.	1,206,167	87,001
		190,869
Electrical Equipment (0.5%)
SolarCity Corp. (a)(b)	370,505	18,903

Food Products (4.9%)
Keurig Green Mountain, Inc.	812,608	73,119
Mead Johnson Nutrition Co.	1,325,438	104,643
		177,762
Health Care Equipment & Supplies (5.3%)
DexCom, Inc. (a)	446,637	36,580
Intuitive Surgical, Inc. (a)	282,658	154,376
		190,956
Health Care Technology (4.3%)
athenahealth, Inc. (a)	952,137	153,266

Hotels, Restaurants & Leisure (5.6%)
Chipotle Mexican Grill, Inc. (a)	60,246	28,909
Dunkin’ Brands Group, Inc.	2,238,509	95,338
Marriott International, Inc., Class A	1,156,011	77,499
		201,746
Information Technology Services (3.2%)
FleetCor Technologies, Inc. (a)	563,252	80,506

Gartner, Inc. (a)	375,956	34,099
		114,605
Internet & Catalog Retail (1.5%)
TripAdvisor, Inc. (a)	236,492	20,161
Vipshop Holdings Ltd. ADR (China) (a)	145,073	2,215
Zalando SE (Germany) (a)(c)	755,445	29,843
		52,219
Internet Software & Services (15.3%)
Autohome, Inc. ADR (China) (a)	1,127,997	39,390
Dropbox, Inc. (a)(d)(e)(f) (acquisition cost - $33,909; acquired 5/1/12)	3,747,173	53,660
LinkedIn Corp., Class A (a)	646,176	145,441
MercadoLibre, Inc. (Brazil)	359,089	41,058
Pandora Media, Inc. (a)	1,718,403	23,044
Survey Monkey, Inc. (a)(d)(e)(f) (acquisition cost — $28,952; acquired 11/25/14)	1,760,030	25,749
Twitter, Inc. (a)	4,924,379	113,950
Yelp, Inc. (a)	646,014	18,605
Zillow Group, Inc., Class A (a)(b)	1,218,113	31,720
Zillow Group, Inc., Class C (a)(b)	2,436,223	57,202
		549,819
Life Sciences Tools & Services (5.2%)
Illumina, Inc. (a)	966,946	185,601

Media (1.4%)
Legend Pictures LLC Ltd. (a)(d)(e)(f) (acquisition cost - $38,812; acquired 3/8/12)	36,302	50,676

Pharmaceuticals (4.3%)
Endo International PLC (a)	568,227	34,787
Zoetis, Inc.	2,466,331	118,186
		152,973
Professional Services (3.6%)
IHS, Inc., Class A (a)	306,613	36,312
Verisk Analytics, Inc. (a)	1,210,915	93,095
		129,407
Software (11.9%)
Atlassian Corp., PLC, Class A (United Kingdom) (a)(b)	580,399	17,458
FireEye, Inc. (a)	955,909	19,826
Mobileye N.V. (a)(b)	378,131	15,987
NetSuite, Inc. (a)(b)	322,432	27,284
ServiceNow, Inc. (a)	1,220,101	105,612
Splunk, Inc. (a)	1,776,749	104,491
Tableau Software, Inc., Class A (a)	375,887	35,416
Workday, Inc., Class A (a)	1,255,734	100,057
		426,131
Specialty Retail (2.8%)
Ulta Salon Cosmetics & Fragrance, Inc. (a)	542,667	100,393

Tech Hardware, Storage & Peripherals (0.2%)
3D Systems Corp. (a)(b)	509,385	4,427

Stratasys Ltd. (a)	177,083	4,158
		8,585
Textiles, Apparel & Luxury Goods (2.9%)
Lululemon Athletica, Inc. (Canada) (a)(b)	658,727	34,564
Michael Kors Holdings Ltd. (a)	1,166,598	46,734
Under Armour, Inc., Class A (a)	263,296	21,224
		102,522
Total Common Stocks (Cost $2,664,996)		3,283,186

Convertible Preferred Stock (0.1%)

Internet Software & Services (0.1%)
Dropbox, Inc. Series A (a)(d)(e)(f) (acquisition cost - $3,365; acquired 5/25/12) (Cost $3,365)	371,814	5,324

Preferred Stocks (5.6%)
Internet & Catalog Retail (4.4%)
Airbnb, Inc. Series D (a)(d)(e)(f) (acquisition cost - $47,799; acquired 4/16/14)	1,174,038	98,208
Flipkart Online Services Pvt Ltd. Series D (a)(d)(e)(f) (acquisition cost - $13,007; acquired 10/4/13)	566,827	58,933
		157,141
Software (1.2%)
Palantir Technologies, Inc. Series G (a)(d)(e)(f) (acquisition cost - $11,738; acquired 7/19/12)	3,835,908	29,536
Palantir Technologies, Inc. Series H (a)(d)(e)(f) (acquisition cost - $3,519; acquired 10/25/13)	1,002,564	7,720
Palantir Technologies, Inc. Series H1 (a)(d)(e)(f) (acquisition cost - $3,519; acquired 10/25/13)	1,002,564	7,720
		44,976
Total Preferred Stocks (Cost $79,582)		202,117

	Notional Amount	Value (000)
Call Option Purchased (0.4%)
Foreign Currency Option (0.4%)
USD/CNY June 2016 @ CNY 6.70 (Cost $ 3,123 )	802,258,685	13,839

Shares
Short-Term Investments (12.9%)
Securities held as Collateral on Loaned Securities (9.4%)
Investment Company (8.0%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g)	287,851,408	287,852

	Face Amount (000)	Value (000)
Repurchase Agreements (1.4%)
Barclays Capital, Inc., (0.32%, dated 12/31/15, due 1/4/16; proceeds $12,411; fully collateralized by a U.S. Government obligation; 2.00% due 11/30/22; valued at $12,660)	$12,411	12,411
Merrill Lynch & Co., Inc., (0.31%, dated 12/31/15, due 1/4/16; proceeds $36,071; fully collateralized by a U.S. Government agency security; 4.00% due 11/20/45; valued at $36,792)	36,071	36,071
		48,482
Total Securities held as Collateral on Loaned Securities (Cost $336,334)		336,334

	Shares
Investment Company (3.5%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (g) (Cost $125,900)	125,899,934	125,900
Total Short-Term Investments (Cost $462,234)		462,234
Total Investments (110.5%) (Cost $3,213,300) Including $328,572 of Securities Loaned (h)(i)		3,966,700
Liabilities in Excess of Other Assets (-10.5%)		(377,041)
Net Assets (100.0%)		$3,589,659

(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at December 31, 2015 were approximately $328,572,000 and $336,334,000, respectively. The Portfolio received cash collateral of approximately $336,334,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at December 31, 2015 amounts to approximately $337,526,000 and represents 9.4% of net assets.

(e)	Security has been deemed illiquid at December 31, 2015.
(f)

At December 31, 2015, the Portfolio held fair valued securities valued at approximately $337,526,000, representing 9.4% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(g)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended December 31, 2015, advisory fees paid were reduced by approximately $20,000 relating to the Fund’s investment in the Liquidity Funds.

(h)

The approximate fair value and percentage of net assets, $29,843,000 and 0.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(i)

At December 31, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,083,133,000 and the aggregate gross unrealized depreciation is approximately $329,733,000 resulting in net unrealized appreciation of approximately $753,400,000.

ADR		American Depositary Receipt.
CNY	—	Chinese Yuan Renminbi
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	44.8%
Internet Software & Services	15.3
Software	13.0
Internet & Catalog Retail	5.8
Hotels, Restaurants & Leisure	5.5
Health Care Equipment & Supplies	5.3
Diversified Financial Services	5.2
Life Sciences Tools & Services	5.1
Total Investments	100.0%

*            Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of December 31, 2015.

**     Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund Trust

Core Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2015 (unaudited)

	Face Amount (000)		Value (000)
Fixed Income Securities (51.3%)
Agency Fixed Rate Mortgages (17.8%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
6.00%, 5/1/37 – 11/1/37	$43		$48
7.50%, 5/1/35	30		35
8.00%, 8/1/32	18		21
8.50%, 8/1/31	27		35
Federal National Mortgage Association,
Conventional Pools:
4.00%, 11/1/41	128		136
4.50%, 8/1/40 – 7/1/41	277		301
5.50%, 4/1/34	39		44
6.00%, 1/1/38	34		39
6.50%, 7/1/29 – 11/1/32	106		121
7.00%, 10/1/31 – 12/1/31	—	@	—	@
7.50%, 8/1/37	54		66
8.00%, 4/1/33	39		48
8.50%, 10/1/32	39		48
			942
Asset-Backed Security (3.8%)
Chase Issuance Trust
1.59%, 2/18/20	200		200

Collateralized Mortgage Obligations - Agency Collateral Series (6.6%)
Federal National Mortgage Association,
IO
5.97%, 9/25/20 (a)	290		52
REMIC
9.11%, 10/25/41 (a)(b)	25		26
Government National Mortgage Association,
IO
0.82%, 8/20/58 (a)	2,436		78
3.50%, 5/20/43	482		99
5.00%, 2/16/41	86		17
5.76%, 8/16/42 (a)	421		76
			348
Corporate Bonds (3.1%)
Finance (1.1%)
Pacific LifeCorp
6.00%, 2/10/20 (c)	50		56

Industrial (0.6%)
Goldcorp, Inc.
3.70%, 3/15/23	37		34

Utility (1.4%)
PPL WEM Ltd./Western Power Distribution Ltd.
3.90%, 5/1/16 (c)	75		75
			165
U.S. Treasury Securities (20.0%)
U.S. Treasury Bonds,
4.38%, 5/15/41	50		63
4.75%, 2/15/41	360		479

U.S. Treasury Inflation Indexed Bond
0.25%, 1/15/25	201	192
U.S. Treasury Note
1.38%, 2/29/20	325	321
		1,055
Total Fixed Income Securities (Cost $2,640)		2,710

Shares
Short-Term Investments (42.2%)
Investment Company (17.6%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $929)	929,449	929

	Face Amount (000)
U.S. Treasury Securities (24.6%)
U.S. Treasury Bill
0.51%, 6/9/16 (e)(f)	$199	199
U.S. Treasury Notes,
0.25%, 4/15/16	300	300
0.38%, 3/15/16 – 4/30/16	800	800
Total U.S. Treasury Securities (Cost $1,299)		1,299
Total Short-Term Investments (Cost $2,228)		2,228
Total Investments (93.5%) (Cost $4,868) (g)(h)		4,938
Other Assets in Excess of Liabilities (6.5%)		343
Net Assets (100.0%)		$5,281

(a)                                 Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2015.

(b)                                 Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at December 31, 2015.

(c)                                  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)                                 The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended December 31, 2015, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

(e)                                  Rate shown is the yield to maturity at December 31, 2015.

(f)                                   All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreements.

(g)                                  Securities are available for collateral in connection with open futures contracts and swap agreements.

(h)                                 At December 31, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $116,000 and the aggregate gross unrealized depreciation is approximately $46,000 resulting in net unrealized appreciation of approximately $70,000.

@                                    Value is less than $500.

IO                                  Interest Only.

REMIC     Real Estate Mortgage Investment Conduit.

Futures Contracts:

The Portfolio had the following futures contracts open at December 31, 2015:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	6	$1,303	Mar-16	$(1)
U.S. Treasury 5 yr. Note	5	592	Mar-16	(1)
U.S. Treasury 10 yr. Note	4	504	Mar-16	(1)
U.S. Treasury Long Bond	18	2,767	Mar-16	3

Short:
U.S. Treasury Ultra Long Bond	13	(2,063)	Mar-16	(9)
				$(9)

Credit Default Swap Agreement:

The Portfolio had the following credit default swap agreement open at December 31, 2015:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (000)	Unrealized Depreciation (000)	Value (000)	Credit Rating of Reference Obligation†
Barclays Bank PLC
Quest Diagnostics, Inc.	Buy	$250	1.00%	3/20/19	$5	$(10)	$(5)	BBB+

†   Credit rating as issued by Standard & Poor’s.

Portfolio Composition

Classification	Percentage of Total Investments
Short-Term Investments	45.1%
U.S. Treasury Securities	21.4
Agency Fixed Rate Mortgages	19.1
Other*	7.4
Collateralized Mortgage Obligations - Agency Collateral Series	7.0
Total Investments	100.0	%**

*            Industries and/or investment types representing less than 5% of total investments.

**     Does not include open long/short futures contracts with an underlying face amount of approximately $7,229,000 with net unrealized depreciation of approximately $9,000.  Does not include an open swap agreement with unrealized depreciation of approximately $10,000.

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2015 (unaudited)

	Face Amount (000)		Value (000)
Fixed Income Securities (99.8%)
Agency Fixed Rate Mortgages (20.0%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
3.50%, 1/1/44 – 2/1/45	$2,620		$2,700
4.00%, 6/1/44 – 10/1/44	1,527		1,615
5.41%, 2/1/37 – 8/1/37	63		69
5.44%, 1/1/37 – 6/1/38	135		149
5.46%, 5/1/37 – 4/1/38	138		152
5.48%, 8/1/37 – 10/1/37	158		176
5.50%, 8/1/37 – 4/1/38	163		180
5.52%, 9/1/37 – 1/1/38	29		33
5.62%, 12/1/36 – 12/1/37	104		115
6.00%, 10/1/36 – 8/1/38	452		513
6.50%, 3/1/16 – 8/1/33	241		272
7.00%, 6/1/28 – 11/1/31	60		63
January TBA:
3.50%, 1/1/31 – 1/1/46(a)	6,990		7,202
4.00%, 1/1/46 (a)	2,817		2,976
Federal National Mortgage Association,
Conventional Pools:
3.50%, 8/1/45	741		766
Conventional Pools:
3.00%, 5/1/30 – 4/1/45	1,886		1,907
3.50%, 4/1/29	770		807
4.00%, 11/1/41 – 11/1/45	5,657		6,008
4.50%, 3/1/41 – 11/1/44	2,795		3,067
5.00%, 3/1/41	428		472
5.50%, 6/1/35 – 1/1/37	134		150
5.62%, 12/1/36	35		39
6.50%, 4/1/24 – 1/1/34	1,823		2,089
6.50%, 7/1/29 – 8/1/31	—	@	—	@
7.00%, 11/1/17 – 1/1/34	336		361
7.00%, 12/1/25	1		1
9.50%, 4/1/30	268		309
January TBA:
3.00%, 1/1/31 – 1/1/46(a)	1,376		1,391
3.50%, 1/1/31 (a)	84		88
4.50%, 1/1/46 (a)	1,481		1,600
Government National Mortgage Association,
January TBA:
3.50%, 1/20/46 (a)	1,941		2,023
Various Pools:
3.50%, 12/15/43	794		831
4.00%, 8/20/41 – 3/20/43	1,112		1,190
5.48%, 9/20/37	10		11
5.56%, 7/20/37	22		24
			39,349
Asset-Backed Securities (5.6%)
American Homes 4 Rent
6.07%, 10/17/45 (b)	500		502
CAM Mortgage LLC
3.50%, 7/15/64 (b)	548		549
ContiMortgage Home Equity Loan Trust
8.10%, 8/15/25	30		26

CVS Pass-Through Trust
6.04%, 12/10/28	414		455
Invitation Homes Trust,
4.35%, 9/17/31 (b)(c)	1,000		972
5.08%, 8/17/32 (b)(c)	997		978
Mid-State Trust IV
8.33%, 4/1/30	11		12
Nationstar HECM Loan Trust,
3.84%, 5/25/18 (b)	725		724
4.00%, 11/25/25 (b)	623		622
7.50%, 11/25/17 (b)	739		744
RMAT LLC
4.83%, 6/25/35 (b)	990		980
Silver Bay Realty Trust
3.90%, 9/17/31 (b)(c)	700		661
Skopos Auto Receivables Trust,
3.10%, 12/15/23 (b)	195		194
3.55%, 2/15/20 (b)	194		194
U-Haul S Fleet LLC
4.90%, 10/25/23 (b)	786		802
VOLT NPL X LLC
4.75%, 10/26/54 (b)	493		489
VOLT XIX LLC
5.00%, 4/25/55 (b)	300		298
VOLT XXII LLC
4.25%, 2/25/55 (b)	299		290
VOLT XXX LLC
4.75%, 10/25/57 (b)	400		398
VOLT XXXI LLC
4.50%, 2/25/55 (b)	399		391
VOLT XXXIII LLC
4.25%, 3/25/55 (b)	695		673
			10,954
Collateralized Mortgage Obligations - Agency Collateral Series (2.9%)
Federal Home Loan Mortgage Corporation,
3.60%, 6/25/48 (b)(c)	483		395
4.09%, 10/25/48 (b)(c)	750		588
IO
0.65%, 1/25/21 (c)	9,038		220
IO REMIC
5.67%, 11/15/43 (c)	2,153		358
5.72%, 4/15/39 (c)	2,095		276
IO STRIPS
7.50%, 12/1/29	50		13
PAC REMIC
9.50%, 4/15/20	—	@	—	@
Federal National Mortgage Association,
IO
5.97%, 9/25/20 (c)	3,890		697
IO PAC REMIC
8.00%, 9/18/27	205		36
IO REMIC
6.00%, 7/25/33	151		35
IO STRIPS
6.50%, 9/25/29 – 12/25/29	795		163
8.00%, 4/25/24	204		35
8.50%, 10/25/25	70		17
9.00%, 11/25/26	63		15
REMIC

7.00%, 9/25/32	354	404
9.11%, 10/25/41 (d)	112	115
61.93%, 9/25/20 (d)	1	2
Government National Mortgage Association,
IO
3.50%, 5/20/43	1,999	412
5.00%, 2/16/41	454	92
5.71%, 11/16/40 (c)	2,769	536
5.76%, 7/16/33 (c)	3,564	346
5.83%, 3/20/43 (c)	1,085	188
6.10%, 5/20/40 (c)	1,305	240
IO PAC
5.75%, 10/20/41 (c)	3,710	448
		5,631
Commercial Mortgage-Backed Securities (7.8%)
Citigroup Commercial Mortgage Trust,
3.27%, 9/15/17 (b)(c)	800	757
IO
0.99%, 9/10/58 (c)	9,871	692
1.06%, 11/10/48 (c)	2,839	172
COMM Mortgage Trust,
4.91%, 4/10/47 (b)(c)	883	797
5.05%, 8/10/46 (b)(c)	800	753
IO
0.35%, 7/10/45 (c)	15,852	162
1.01%, 10/10/47 (c)	4,689	242
1.29%, 7/15/47 (c)	4,229	283
Commercial Mortgage Pass-Through Certificates
4.61%, 2/10/47 (b)(c)	575	518
Commercial Mortgage Trust
5.48%, 3/10/39	450	461
CSMC Trust
4.48%, 3/15/17 (b)(c)	200	199
GS Mortgage Securities Trust,
1.38%, 10/10/48 (c)	5,440	524
4.77%, 8/10/46 (b)(c)	500	456
IO
0.88%, 9/10/47 (c)	5,925	309
HILT Mortgage Trust
4.08%, 7/15/29 (b)(c)	600	579
JP Morgan Chase Commercial Mortgage Securities Trust,
4.57%, 7/15/47 (b)(c)	1,135	906
5.46%, 12/12/43	600	604
IO
0.58%, 4/15/46 (c)	6,956	251
1.16%, 7/15/47 (c)	10,627	612
JPMBB Commercial Mortgage Securities Trust,
4.68%, 4/15/47 (b)(c)	775	659
IO
1.11%, 8/15/47 (c)	4,548	312
LB-UBS Commercial Mortgage Trust
6.24%, 9/15/45 (c)	550	568
Wells Fargo Commercial Mortgage Trust,
3.94%, 8/15/50 (b)	945	765
4.65%, 9/15/58 (b)(c)	471	388
WF-RBS Commercial Mortgage Trust,
3.43%, 6/15/45	966	993
3.80%, 11/15/47 (b)(c)	950	735
3.99%, 5/15/47 (b)	580	474

4.14%, 5/15/45 (b)(c)	425	391
4.98%, 9/15/46 (b)(c)	805	773
		15,335
Corporate Bonds (36.7%)
Finance (15.6%)
ABN Amro Bank N.V.
4.25%, 2/2/17 (b)	600	616
ACE INA Holdings, Inc.
3.35%, 5/15/24	400	404
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
3.75%, 5/15/19	380	380
Alexandria Real Estate Equities, Inc.
4.60%, 4/1/22	275	286
Ally Financial, Inc.,
3.25%, 2/13/18	10	10
4.13%, 3/30/20	500	499
American Campus Communities Operating Partnership LP
3.75%, 4/15/23	250	246
American International Group, Inc.
4.88%, 6/1/22	275	297
Banco de Credito del Peru
6.13%, 4/24/27 (b)(c)	400	420
Bank of America Corp.,
MTN
4.00%, 1/22/25	830	814
4.20%, 8/26/24	225	224
4.25%, 10/22/26	113	112
5.00%, 1/21/44	180	189
Bank of New York Mellon Corp. (The),
MTN
3.65%, 2/4/24 (e)	400	416
Barclays Bank PLC
3.75%, 5/15/24	475	485
BNP Paribas SA,
5.00%, 1/15/21	175	194
MTN
4.25%, 10/15/24 (e)	200	198
Boston Properties LP
3.80%, 2/1/24 (e)	175	178
BPCE SA
5.15%, 7/21/24 (b)	600	606
Brookfield Asset Management, Inc.
5.80%, 4/25/17	235	243
Capital One Bank, USA NA
3.38%, 2/15/23	366	359
Capital One Financial Corp.
2.45%, 4/24/19	150	150
Citigroup, Inc.,
4.45%, 9/29/27	100	100
5.50%, 9/13/25	325	353
6.68%, 9/13/43	120	148
8.13%, 7/15/39	175	252
CNOOC Finance 2013 Ltd.
3.00%, 5/9/23	540	507
Commonwealth Bank of Australia
5.00%, 3/19/20 (b)(e)	300	329
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.95%, 11/9/22	650	659
Credit Agricole SA,

3.88%, 4/15/24 (b)	500	514
7.88%, 1/29/49 (b)(c)(f)	200	205
Credit Suisse AG
6.50%, 8/8/23 (b)	425	459
DBS Group Holdings Ltd.
2.25%, 7/16/19 (b)(e)	525	523
Discover Bank
7.00%, 4/15/20	250	285
Discover Financial Services
3.95%, 11/6/24	300	296
Five Corners Funding Trust
4.42%, 11/15/23 (b)	500	523
GE Capital International Funding Co.,
2.34%, 11/15/20 (b)	578	574
4.42%, 11/15/35 (b)	215	220
General Electric Capital Corp.,
MTN
5.88%, 1/14/38	68	83
Series G
6.00%, 8/7/19	199	225
Genworth Holdings, Inc.
7.20%, 2/15/21	200	168
Goldman Sachs Group, Inc. (The),
6.75%, 10/1/37	490	574
MTN
4.80%, 7/8/44	175	175
Goodman Funding Pty Ltd.
6.38%, 4/15/21 (b)	425	484
Hartford Financial Services Group, Inc. (The)
5.50%, 3/30/20	645	715
HBOS PLC,
Series G
6.75%, 5/21/18 (b)	813	889
Healthcare Trust of America Holdings LP
3.70%, 4/15/23	350	340
HSBC Finance Corp.
6.68%, 1/15/21	420	482
HSBC Holdings PLC,
4.25%, 3/14/24	200	201
6.38%, 12/29/49 (c)(e)(f)	200	198
HSBC USA, Inc.
3.50%, 6/23/24	225	226
ING Bank N.V.
5.80%, 9/25/23 (b)	520	566
ING Groep N.V.
6.00%, 4/16/20 (c)(f)	200	201
Intesa Sanpaolo SpA
5.25%, 1/12/24	410	440
Jefferies Finance LLC/JFIN Co-Issuer Corp.
7.38%, 4/1/20 (b)	380	339
JPMorgan Chase & Co.,
3.13%, 1/23/25	950	925
4.13%, 12/15/26	300	300
4.63%, 5/10/21	380	411
LeasePlan Corp. N.V.
2.88%, 1/22/19 (b)	475	469
Liberty Mutual Group, Inc.
4.85%, 8/1/44 (b)	150	139
Macquarie Bank Ltd.
6.63%, 4/7/21 (b)(e)	490	549
Nationwide Building Society,

3.90%, 7/21/25 (b)	200	206
6.25%, 2/25/20 (b)	645	738
PNC Financial Services Group, Inc. (The)
3.90%, 4/29/24	210	215
Principal Financial Group, Inc.
1.85%, 11/15/17	575	576
QBE Capital Funding III Ltd.
7.25%, 5/24/41 (b)(c)	550	608
Realty Income Corp.
3.25%, 10/15/22	400	387
Santander UK Group Holdings PLC
2.88%, 10/16/20	375	373
Skandinaviska Enskilda Banken AB
2.63%, 11/17/20 (b)(e)	500	499
Standard Chartered PLC
3.95%, 1/11/23 (b)(e)	310	299
Swedbank AB
2.38%, 2/27/19 (b)	340	341
TD Ameritrade Holding Corp.
3.63%, 4/1/25	500	507
UBS Group Funding Co.
2.95%, 9/24/20 (b)	525	521
UnitedHealth Group, Inc.,
2.88%, 3/15/23	800	792
3.75%, 7/15/25	300	310
VEREIT, Inc.
3.00%, 8/1/18	525	488
Visa, Inc.
3.15%, 12/14/25	575	576
WEA Finance LLC/Westfield UK & Europe Finance PLC
3.25%, 10/5/20 (b)	450	452
Wells Fargo & Co.,
4.13%, 8/15/23	170	177
Series M
3.45%, 2/13/23	320	321
		30,758
Industrials (20.1%)
21st Century Fox America, Inc.
4.75%, 9/15/44	575	555
AbbVie, Inc.,
3.60%, 5/14/25	300	297
4.70%, 5/14/45	200	196
Actavis Funding SCS,
3.80%, 3/15/25	95	95
4.75%, 3/15/45	215	210
ADT Corp. (The)
3.50%, 7/15/22 (e)	500	450
Albea Beauty Holdings SA
8.38%, 11/1/19 (b)	600	627
Altria Group, Inc.
5.38%, 1/31/44	285	308
Amazon.com, Inc.
3.80%, 12/5/24	475	495
Anadarko Petroleum Corp.
6.45%, 9/15/36	250	242
Anglo American Capital PLC
3.63%, 5/14/20 (b)(e)	600	426
Anheuser-Busch InBev Finance, Inc.
3.70%, 2/1/24 (e)	475	485

Apple, Inc.,
3.85%, 5/4/43	125	115
4.45%, 5/6/44	300	303
AT&T, Inc.,
5.55%, 8/15/41	525	529
6.30%, 1/15/38	100	110
Baidu, Inc.
2.75%, 6/9/19	475	473
Barrick Gold Corp.
4.10%, 5/1/23 (e)	255	219
Baxalta, Inc.
4.00%, 6/23/25 (b)	625	620
Bayer US Finance LLC
3.38%, 10/8/24 (b)	200	202
BHP Billiton Finance USA Ltd.
5.00%, 9/30/43	150	135
Boston Scientific Corp.
3.85%, 5/15/25	425	419
BP Capital Markets PLC,
3.25%, 5/6/22	600	593
3.51%, 3/17/25 (e)	375	364
Caterpillar, Inc.
3.80%, 8/15/42	300	269
CBS Corp.
4.60%, 1/15/45	175	151
CCO Safari II LLC,
4.91%, 7/23/25 (b)	600	600
6.48%, 10/23/45 (b)	300	301
CEVA Group PLC
7.00%, 3/1/21 (b)(e)	370	309
CNH Industrial Capital LLC
4.38%, 11/6/20 (e)	300	284
Coca-Cola Co.
3.20%, 11/1/23	375	388
Comcast Corp.
4.60%, 8/15/45	230	233
DCP Midstream LLC
5.35%, 3/15/20 (b)	180	155
DCP Midstream Operating LP
3.88%, 3/15/23	375	284
Denbury Resources, Inc.
5.50%, 5/1/22 (e)	318	107
Devon Energy Corp.
4.75%, 5/15/42	125	89
DirecTV Holdings LLC/DIRECTV Financing Co., Inc.
5.15%, 3/15/42	75	70
Dollar Tree, Inc.
5.75%, 3/1/23 (b)(e)	325	338
Eldorado Gold Corp.
6.13%, 12/15/20 (b)(e)	380	334
EnLink Midstream Partners LP
5.60%, 4/1/44	225	157
Ensco PLC
5.75%, 10/1/44 (e)	225	149
Experian Finance PLC
2.38%, 6/15/17 (b)	635	632
Ford Motor Credit Co., LLC
3.20%, 1/15/21	400	398
General Motors Financial Co., Inc.,
4.00%, 1/15/25	225	214
4.30%, 7/13/25	325	316

4.38%, 9/25/21	400	406
Gilead Sciences, Inc.,
3.65%, 3/1/26 (e)	300	303
4.80%, 4/1/44	200	201
Glencore Funding LLC
4.13%, 5/30/23 (b)	390	288
Goldcorp, Inc.
3.70%, 3/15/23 (e)	293	268
Harley-Davidson Funding Corp.
6.80%, 6/15/18 (b)	630	699
HCA, Inc.
4.75%, 5/1/23	445	442
Heathrow Funding Ltd.
4.88%, 7/15/21 (b)	525	566
Hewlett Packard Enterprise Co.
4.90%, 10/15/25 (b)	525	516
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 10/1/25 (b)	315	276
Home Depot, Inc.
5.88%, 12/16/36	400	489
Illumina, Inc.
0.00%, 6/15/19 (e)	328	358
Intel Corp.,
2.70%, 12/15/22	400	396
2.95%, 12/15/35 (Convertible)	356	456
Kinder Morgan, Inc.,
4.30%, 6/1/25 (e)	650	563
5.55%, 6/1/45	300	235
Lockheed Martin Corp.
3.10%, 1/15/23 (e)	725	726
Lundin Mining Corp.
7.50%, 11/1/20 (b)	502	472
LyondellBasell Industries N.V.
4.63%, 2/26/55	300	244
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 4/15/25 (b)	500	463
MasTec, Inc.
4.88%, 3/15/23	515	448
McDonald’s Corp.,
MTN
4.60%, 5/26/45	325	314
Medtronic, Inc.
4.63%, 3/15/45	325	336
Motorola Solutions, Inc.
4.00%, 9/1/24 (e)	300	261
NBC Universal Media LLC,
2.88%, 1/15/23	250	249
5.95%, 4/1/41	150	180
NetApp, Inc.
2.00%, 12/15/17	200	199
Netflix, Inc.
5.50%, 2/15/22 (b)	480	494
Noble Energy, Inc.,
3.90%, 11/15/24	225	201
5.05%, 11/15/44 (e)	200	162
NOVA Chemicals Corp.
5.25%, 8/1/23 (b)	463	460
Novartis Capital Corp.
4.40%, 5/6/44	250	262
Nuance Communications, Inc.
2.75%, 11/1/31 (e)	286	289

Omnicom Group, Inc.
3.65%, 11/1/24	230	228
ON Semiconductor Corp.,
Series B
2.63%, 12/15/26	290	324
Ooredoo International Finance Ltd.
3.25%, 2/21/23 (b)	450	439
PepsiCo, Inc.
3.60%, 3/1/24	475	497
Philip Morris International, Inc.
2.50%, 8/22/22	495	485
Phillips 66 Partners LP
4.68%, 2/15/45	150	111
QUALCOMM, Inc.
4.65%, 5/20/35	425	395
Quest Diagnostics, Inc.
2.70%, 4/1/19 (e)	1,000	1,000
QVC, Inc.
4.38%, 3/15/23	400	380
Rowan Cos., Inc.
5.85%, 1/15/44	175	106
SanDisk Corp.
0.50%, 10/15/20	575	598
Shell International Finance BV
3.25%, 5/11/25	400	391
Siemens Financieringsmaatschappij N.V.
3.25%, 5/27/25 (b)(e)	450	450
SK Telecom Co., Ltd.
2.13%, 5/1/18 (b)	200	199
Spectra Energy Capital LLC
3.30%, 3/15/23	475	407
T-Mobile USA, Inc.
6.73%, 4/28/22	375	392
Telstra Corp., Ltd.
3.13%, 4/7/25 (b)	240	231
Tiffany & Co.
4.90%, 10/1/44	100	93
Tyco International Finance SA
3.90%, 2/14/26	350	352
United Airlines Pass-Through Trust,
Series A
4.00%, 4/11/26	655	671
United Rentals North America, Inc.
5.75%, 11/15/24	370	368
United Technologies Corp.
4.50%, 6/1/42	165	167
Vale Overseas Ltd.
6.88%, 11/21/36 (e)	350	246
Verizon Communications, Inc.,
4.67%, 3/15/55	775	676
5.01%, 8/21/54	283	260
Volkswagen Group of America Finance LLC
2.40%, 5/22/20 (b)	525	492
Wal-Mart Stores, Inc.
5.25%, 9/1/35	440	502
Wesfarmers Ltd.
2.98%, 5/18/16 (b)(e)	390	392
Whole Foods Market, Inc.
5.20%, 12/3/25 (b)	325	325
Williams Partners LP/ACMP Finance Corp.
4.88%, 5/15/23	475	386

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.50%, 3/1/25 (b)(e)		430	385
Yahoo!, Inc.
0.00%, 12/1/18		550	538
ZF North America Capital, Inc.
4.50%, 4/29/22 (b)(e)		475	466
Zimmer Biomet Holdings, Inc.
5.75%, 11/30/39		220	242
			39,662
Utilities (1.0%)
Delmarva Power & Light Co.
4.00%, 6/1/42		475	450
Exelon Generation Co., LLC
6.25%, 10/1/39		445	452
Jersey Central Power & Light Co.
4.70%, 4/1/24 (b)		700	726
PPL WEM Ltd./Western Power Distribution Ltd.
3.90%, 5/1/16 (b)		375	377
			2,005
			72,425
Mortgages - Other (8.3%)
Alternative Loan Trust,
0.60%, 5/25/47 (c)		250	206
Banc of America Alternative Loan Trust,
1.07%, 7/25/46 (c)		364	248
5.50%, 10/25/35		1,624	1,509
5.86%, 10/25/36		801	519
6.00%, 4/25/36		266	275
Banc of America Funding Trust,
5.25%, 7/25/37		460	464
ChaseFlex Trust,
6.00%, 2/25/37		1,195	1,019
Fannie Mae Connecticut Avenue Securities,
4.42%, 5/25/25 (c)		671	638
5.32%, 11/25/24 (c)		698	712
5.42%, 7/25/25 (c)		500	498
First Horizon Alternative Mortgage Securities Trust,
6.25%, 8/25/36		654	518
Freddie Mac Structured Agency Credit Risk Debt Notes,
3.72%, 10/25/27 (c)		400	381
4.17%, 9/25/24 (c)		352	327
4.42%, 8/25/24 (c)		312	301
4.67%, 11/25/23 (c)		700	694
4.97%, 10/25/24 (c)		948	942
Freddie Mac Whole Loan Securities Trust,
3.50%, 5/25/45 – 9/25/45		1,501	1,517
3.88%, 5/25/45 (b)(c)		249	214
4.00%, 5/25/45		204	212
Grifonas Finance PLC,
0.32%, 8/28/39 (c)	EUR	490	405
HarborView Mortgage Loan Trust,
0.59%, 1/19/38 (c)	$298		245
Impac CMB Trust,
1.16%, 4/25/35 (c)		303	229
JP Morgan Mortgage Trust,
2.93%, 6/25/37 (c)		286	265
6.00%, 6/25/37		225	219

Lehman Mortgage Trust,
5.50%, 11/25/35 – 2/25/36	1,326		1,266
6.50%, 9/25/37	1,526		1,186
RALI Trust,
5.50%, 12/25/34	1,001		1,004
6.00%, 11/25/36	360		297
			16,310
Municipal Bonds (1.2%)
City of Chicago, IL,
O’Hare International Airport Revenue
6.40%, 1/1/40	255		320
City of New York, NY,
Series G-1
5.97%, 3/1/36	270		335
Illinois State Toll Highway Authority,
Highway Revenue, Build America Bonds
6.18%, 1/1/34	477		595
Municipal Electric Authority of Georgia,
6.64%, 4/1/57	283		338
6.66%, 4/1/57	320		378
New York City, NY,
Transitional Finance Authority Future Tax Secured Revenue
5.27%, 5/1/27	320		363
			2,329
Sovereign (8.1%)
Cyprus Government International Bond,
3.88%, 5/6/22	EUR	1,525	1,728
EUROFIMA, MTN
6.25%, 12/28/18	AUD	1,190	953
Hungary Government International Bond,
5.75%, 11/22/23	$1,348		1,512
Italy Buoni Poliennali Del Tesoro,
2.35%, 9/15/24 (b)	EUR	1,805	2,266
Mexico Government International Bond,
3.63%, 3/15/22 (e)	$868		875
New Zealand Government Bond,
5.50%, 4/15/23	NZD	2,000	1,570
Pertamina Persero PT,
4.88%, 5/3/22	$1,725		1,657
Peruvian Government International Bond,
7.35%, 7/21/25	1,300		1,633
Petroleos de Venezuela SA,
6.00%, 11/15/26	550		204
Petroleos Mexicanos,
6.38%, 1/23/45	1,125		958
Poland Government Bond,
4.00%, 10/25/23	PLN	5,325	1,472
Romania Government Bond,
4.75%, 2/24/25	RON	4,795	1,247
			16,075
U.S. Agency Securities (1.7%)
Federal Home Loan Mortgage Corporation,
3.75%, 3/27/19	$2,520		2,699
6.75%, 3/15/31	470		675
			3,374

U.S. Treasury Securities (7.5%)
U.S. Treasury Bond
2.75%, 11/15/42	1,100	1,049
U.S. Treasury Inflation Indexed Bond
0.25%, 1/15/25	7,862	7,512
U.S. Treasury Note
1.50%, 5/31/19	6,300	6,307
		14,868
Total Fixed Income Securities (Cost $199,995)		196,650

	Shares	Value (000)
Short-Term Investments (10.3%)
Securities held as Collateral on Loaned Securities (2.7%)
Investment Company (2.3%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (g)	4,565,848	4,566

	Face Amount (000)
Repurchase Agreements (0.4%)
Barclays Capital, Inc., (0.32%, dated 12/31/15, due 1/4/16; proceeds $267; fully collateralized by a U.S. Government obligation; 1.38% due 2/29/20; valued at $272)	$267	267
Merrill Lynch & Co., Inc., (0.31%, dated 12/31/15, due 1/4/16; proceeds $534; fully collateralized by a U.S. Government agency security; 3.50% due 3/20/45; valued at $544)	534	534
		801
Total Securities held as Collateral on Loaned Securities (Cost $5,367)		5,367

Shares
Investment Company (6.9%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (g) (Cost $13,587)	13,586,897	13,587

	Face Amount (000)
U.S. Treasury Security (0.7%)
U.S. Treasury Bill
0.51%, 6/9/16 (h)(i) (Cost $1,485)	$1,488	1,485
Total Short-Term Investments (Cost $20,439)		20,439
Total Investments (110.1%) (Cost $220,434) Including $11,355 of Securities Loaned (j)(k)		217,089
Liabilities in Excess of Other Assets (-10.1%)		(19,884)
Net Assets (100.0%)		$197,205

(a)                                           Security is subject to delayed delivery.

(b)                                           144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)                                            Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2015.

(d)                                           Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at December 31, 2015.

(e)                                            All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at December 31, 2015 were approximately $11,355,000 and $11,587,000, respectively. The Portfolio received cash collateral of approximately $5,745,000 of which approximately $5,367,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments.  At December 31, 2015, there was uninvested cash collateral of approximately $378,000, which is not reflected in the Portfolio of Investments.  The remaining collateral of approximately $5,842,000 was received in the form of U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments.  The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(f)                                             Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of December 31, 2015.

(g)                                            The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended December 31, 2015, advisory fees paid were reduced by approximately $4,000 relating to the Portfolio’s investment in the Liquidity Funds.

(h)                                           Rate shown is the yield to maturity at December 31, 2015.

(i)                                               All or a portion of the security was pledged to cover margin requirements for swap agreements.

(j)                                              Securities are available for collateral in connection with purchase on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.

(k)                                           At December 31, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $3,697,000 and the aggregate gross unrealized depreciation is approximately $7,042,000 resulting in net unrealized depreciation of approximately $3,345,000.

@                                              Value is less than $500.

IO                                            Interest Only.

MTN                             Medium Term Note.

PAC                                 Planned Amortization Class.

REMIC               Real Estate Mortgage Investment Conduit.

STRIPS               Separate Trading of Registered Interest and Principal of Securities.

TBA                                To Be Announced.

Foreign Currency Forward Exchange Contracts:
The Portfolio had the following foreign currency forward exchange contracts open at December 31, 2015:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)

Deutsche Bank AG	NZD	2,250	$1,511		1/6/16	$(28)
Deutsche Bank AG	$6		NOK	53	1/6/16	(—	)@
Deutsche Bank AG	$21		TRY	60	1/6/16	—	@
HSBC Bank PLC	HUF	4,011	$14		1/6/16	—	@
HSBC Bank PLC	RON	5,322	$1,293		1/6/16	13
HSBC Bank PLC	TRY	60	$20		1/6/16	(—	)@
HSBC Bank PLC	$4		CAD	6	1/6/16	—	@
HSBC Bank PLC	$1,284		RON	5,322	1/6/16	(4)
HSBC Bank PLC	ZAR	33	$2		1/6/16	(—	)@
JPMorgan Chase Bank NA	AUD	1,325	$955		1/6/16	(10)
JPMorgan Chase Bank NA	EUR	3,826	$4,194		1/6/16	36
JPMorgan Chase Bank NA	JPY	1,109	$9		1/6/16	(—	)@
JPMorgan Chase Bank NA	MXN	442	$26		1/6/16	(—	)@
JPMorgan Chase Bank NA	NOK	53	$6		1/6/16	—	@
JPMorgan Chase Bank NA	$27		AUD	37	1/6/16	—	@
JPMorgan Chase Bank NA	$14		HUF	4,011	1/6/16	(—	)@
JPMorgan Chase Bank NA	$9		JPY	1,109	1/6/16	—	@
UBS AG	CAD	6	$4		1/6/16	—	@
UBS AG	$938		AUD	1,287	1/6/16	—	@
UBS AG	$4,174		EUR	3,826	1/6/16	(16)
UBS AG	$25		MXN	442	1/6/16	—	@
UBS AG	$1,538		NZD	2,250	1/6/16	1
UBS AG	$2		ZAR	33	1/6/16	—	@
JPMorgan Chase Bank NA	PLN	5,844	$1,472		1/7/16	(18)
JPMorgan Chase Bank NA	SEK	15	$2		1/7/16	(—	)@
JPMorgan Chase Bank NA	$1,498		PLN	5,844	1/7/16	(9)
UBS AG	$2		SEK	15	1/7/16	(—	)@
Deutsche Bank AG	TRY	60	$20		2/4/16	(—	)@
HSBC Bank PLC	CAD	6	$4		2/4/16	(—	)@
HSBC Bank PLC	RON	5,322	$1,283		2/4/16	3
HSBC Bank PLC	$14		HUF	4,011	2/4/16	(—	)@
JPMorgan Chase Bank NA	PLN	5,844	$1,497		2/4/16	9
JPMorgan Chase Bank NA	$9		JPY	1,109	2/4/16	—	@
JPMorgan Chase Bank NA	$25		MXN	442	2/4/16	—	@
JPMorgan Chase Bank NA	$6		NOK	53	2/4/16	(—	)@
UBS AG	AUD	1,287	$936		2/4/16	(1)
UBS AG	EUR	3,826	$4,177		2/4/16	16
UBS AG	NZD	2,250	$1,535		2/4/16	(1)
UBS AG	SEK	15	$2		2/4/16	—	@
UBS AG	ZAR	33	$2		2/4/16	(—	)@
						$(9)

Futures Contracts:

The Portfolio had the following futures contracts open at December 31, 2015:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	104	$22,592	Mar-16	$(32)
U.S. Treasury 5 yr. Note	55	6,508	Mar-16	(6)
U.S. Treasury Long Bond	24	3,690	Mar-16	13
U.S. Treasury Ultra Long Bond	55	8,728	Mar-16	64

Short:
U.S. Treasury 10 yr. Note	244	(30,721)	Mar-16	56
				$95

Credit Default Swap Agreements:
The Portfolio had the following credit default swap agreements open at December 31, 2015:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)	Value (000)	Credit Rating of Reference Obligation†

Barclays Bank PLC
Quest Diagnostics, Inc.	Buy	$995	1.00%	3/20/19	$19	$(39)	$(20)	BBB+
Deutsche Bank AG
CMBX.NA.BB.60	Sell	515	5.00	5/11/63	3	(25)	(22)	NR
Morgan Stanley & Co., LLC*
CDX.NA.IG.24	Buy	2,975	1.00	6/20/20	(56)	37	(19)	NR
		$4,485			$(34)	$(27)	$(61)

†		Credit rating as issued by Standard & Poor’s.
*		Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
HUF	—	Hungarian Forint
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PLN	—	Polish Zloty
RON	—	Romanian New Leu
SEK	—	Swedish Krona
TRY	—	Turkish Lira
ZAR	—	South African Rand

Portfolio Composition**

Classification	Percentage of Total Investments
Industrials	18.7%
Agency Fixed Rate Mortgages	18.6
Finance	14.5
Mortgages - Other	7.7
Sovereign	7.6
Commercial Mortgage-Backed Securities	7.3
Short-Term Investments	7.1
U.S. Treasury Securities	7.0
Other***	6.3
Asset-Backed Securities	5.2
Total Investments	100.0	%****

**	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of December 31, 2015.
***	Industries and/or investment types representing less than 5% of total investments.
****

Does not include open long/short futures contracts with an underlying face amount of approximately $72,239,000 with net unrealized appreciation of approximately $95,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $9,000 and does not include open swap agreements with net unrealized depreciation of approximately $27,000.

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2015 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (97.6%)
Asset-Backed Securities (0.9%)
CVS Pass-Through Trust,
6.04%, 12/10/28	$111	$122
8.35%, 7/10/31 (a)	129	159
		281
Corporate Bonds (95.6%)
Finance (35.1%)
ABN Amro Bank N.V.
4.75%, 7/28/25 (a)	200	200
ACE INA Holdings, Inc.
3.35%, 5/15/24	125	126
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
3.75%, 5/15/19	150	150
Alexandria Real Estate Equities, Inc.
3.90%, 6/15/23	50	49
Ally Financial, Inc.
4.13%, 3/30/20	100	100
American Campus Communities Operating Partnership LP
3.75%, 4/15/23	100	99
American Express Co.
3.63%, 12/5/24	75	74
American Express Credit Corp.,
MTN
2.38%, 5/26/20	200	199
American International Group, Inc.
4.88%, 6/1/22	100	108
Automatic Data Processing, Inc.
3.38%, 9/15/25	50	51
Bank of America Corp.,
MTN
4.00%, 4/1/24 — 1/22/25	350	351
4.25%, 10/22/26	91	90
4.75%, 4/21/45	50	48
5.00%, 1/21/44	125	131
Bank of New York Mellon Corp. (The),
MTN
3.65%, 2/4/24	60	62
BBVA Bancomer SA
6.50%, 3/10/21 (a)	150	160
Bear Stearns Cos., LLC (The)
5.55%, 1/22/17	450	468
BNP Paribas SA,
MTN
4.25%, 10/15/24 (b)	200	198
5.00%, 1/15/21	95	105
Boston Properties LP
3.80%, 2/1/24	25	25
BPCE SA
5.15%, 7/21/24 (a)	200	202
Capital One Bank, USA NA
3.38%, 2/15/23	342	335
Capital One Financial Corp.
2.45%, 4/24/19	50	50
Citigroup, Inc.,
5.50%, 9/13/25	175	190

6.68%, 9/13/43	50	62
8.13%, 7/15/39	100	144
CNA Financial Corp.
5.75%, 8/15/21	75	84
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.95%, 11/9/22	250	253
Credit Suisse AG,
MTN
3.63%, 9/9/24	250	252
6.00%, 2/15/18	61	66
DBS Group Holdings Ltd.
2.25%, 7/16/19 (a)	225	224
Discover Bank
2.00%, 2/21/18	250	248
Discover Financial Services
3.95%, 11/6/24	75	74
Five Corners Funding Trust
4.42%, 11/15/23 (a)	200	209
GE Capital International Funding Co.
4.42%, 11/15/35 (a)	211	216
General Electric Capital Corp.,
5.30%, 2/11/21	120	135
MTN
5.88%, 1/14/38	66	81
Goldman Sachs Group, Inc. (The),
MTN
4.80%, 7/8/44	125	125
6.25%, 2/1/41	75	90
6.75%, 10/1/37	205	240
Goodman Funding Pty Ltd.
6.38%, 4/15/21 (a)	250	284
Hartford Financial Services Group, Inc. (The)
5.50%, 3/30/20	275	305
Healthcare Trust of America Holdings LP
3.70%, 4/15/23	100	97
HSBC Finance Corp.
6.68%, 1/15/21	135	155
HSBC Holdings PLC
6.50%, 5/2/36	100	120
HSBC USA, Inc.
3.50%, 6/23/24	100	101
Industrial & Commercial Bank of China Ltd.,
MTN
3.23%, 11/13/19	250	254
ING Bank N.V.
5.80%, 9/25/23 (a)	100	109
Intesa Sanpaolo SpA
5.25%, 1/12/24	200	215
JPMorgan Chase & Co.,
4.95%, 6/1/45	130	131
5.50%, 10/15/40	150	170
LeasePlan Corp. N.V.
2.88%, 1/22/19 (a)	200	198
Liberty Mutual Group, Inc.
4.85%, 8/1/44 (a)	50	46
Lincoln National Corp.
7.00%, 6/15/40	75	94
Massachusetts Mutual Life Insurance Co.
4.50%, 4/15/65 (a)	50	45
Metropolitan Life Global Funding I
2.00%, 4/14/20 (a)	200	196

Nationwide Building Society
6.25%, 2/25/20 (a)	260	298
Pacific LifeCorp
6.00%, 2/10/20 (a)	150	167
PNC Financial Services Group, Inc. (The)
3.90%, 4/29/24	80	82
Prudential Financial, Inc.
5.63%, 6/15/43 (c)	170	174
Realty Income Corp.
3.25%, 10/15/22	150	145
Santander UK Group Holdings PLC
2.88%, 10/16/20	100	100
TD Ameritrade Holding Corp.
3.63%, 4/1/25	100	101
UnitedHealth Group, Inc.,
2.75%, 2/15/23	55	54
2.88%, 3/15/23	255	253
3.75%, 7/15/25	150	155
Visa, Inc.
4.30%, 12/14/45	125	127
Weingarten Realty Investors
3.38%, 10/15/22	150	147
Wells Fargo & Co.,
2.15%, 1/15/19	60	60
Series M
3.45%, 2/13/23	125	125
MTN
4.10%, 6/3/26	250	253
4.13%, 8/15/23	130	135
		10,970
Industrials (52.1%)
21st Century Fox America, Inc.
4.75%, 9/15/44	150	145
ABB Treasury Center USA, Inc.
4.00%, 6/15/21 (a)	50	52
AbbVie, Inc.,
3.60%, 5/14/25	50	49
4.40%, 11/6/42	25	23
4.70%, 5/14/45	75	74
Actavis Funding SCS,
3.80%, 3/15/25	10	10
4.75%, 3/15/45	130	127
4.85%, 6/15/44	50	50
ADT Corp. (The)
3.50%, 7/15/22 (b)	125	112
Alfa SAB de CV
5.25%, 3/25/24 (a)(b)	200	203
Alibaba Group Holding Ltd.
2.50%, 11/28/19	200	196
Altria Group, Inc.
5.38%, 1/31/44	55	59
Amazon.com, Inc.,
3.80%, 12/5/24	75	78
4.95%, 12/5/44	50	53
American Airlines Pass-Through Trust
4.00%, 7/15/25	180	182
Amgen, Inc.
5.15%, 11/15/41	98	100

Anadarko Petroleum Corp.
6.45%, 9/15/36	100	97
Anglo American Capital PLC
3.63%, 5/14/20 (a)(b)	200	142
Anheuser-Busch InBev Finance, Inc.,
3.70%, 2/1/24 (b)	200	204
4.63%, 2/1/44 (b)	25	25
Apple, Inc.
3.85%, 5/4/43	50	46
Aramark Services, Inc.
5.75%, 3/15/20	95	98
Ashland, Inc.
6.88%, 5/15/43	50	48
AstraZeneca PLC
6.45%, 9/15/37	125	159
AT&T, Inc.
6.30%, 1/15/38	225	247
BAE Systems Holdings, Inc.
3.80%, 10/7/24 (a)	100	100
Baidu, Inc.
3.25%, 8/6/18	200	203
Barrick Gold Corp.
4.10%, 5/1/23	100	86
Baxalta, Inc.
5.25%, 6/23/45 (a)	100	101
Bayer US Finance LLC
3.38%, 10/8/24 (a)	200	202
BHP Billiton Finance USA Ltd.,
3.85%, 9/30/23 (b)	50	47
5.00%, 9/30/43	75	68
Bombardier, Inc.
6.13%, 1/15/23 (a)	116	81
Boston Scientific Corp.
3.85%, 5/15/25	100	99
BP Capital Markets PLC
3.51%, 3/17/25	125	121
Brambles USA, Inc.
4.13%, 10/23/25 (a)(b)	150	151
British Airways Pass-Through Trust
4.63%, 6/20/24 (a)	164	171
Buckeye Partners LP
4.15%, 7/1/23	175	150
Burlington Northern Santa Fe LLC,
4.40%, 3/15/42	75	72
4.55%, 9/1/44	50	48
Carrizo Oil & Gas, Inc.
6.25%, 4/15/23	100	82
Caterpillar Financial Services Corp.,
MTN
3.25%, 12/1/24	100	99
Caterpillar, Inc.
3.80%, 8/15/42	50	45
CBS Corp.,
4.60%, 1/15/45	25	22
4.90%, 8/15/44	50	46
CCO Safari II LLC,
4.91%, 7/23/25 (a)	75	75
6.48%, 10/23/45 (a)	150	151
Celgene Corp.
3.88%, 8/15/25	100	100

CEVA Group PLC
7.00%, 3/1/21 (a)(b)	75	63
Cimarex Energy Co.
5.88%, 5/1/22	150	144
ConocoPhillips Co.
2.20%, 5/15/20 (b)	100	97
Continental Resources, Inc.
3.80%, 6/1/24	50	35
Daimler Finance North America LLC
8.50%, 1/18/31	161	234
DCP Midstream LLC
5.35%, 3/15/20 (a)	40	34
DCP Midstream Operating LP
3.88%, 3/15/23	150	114
Deere & Co.
3.90%, 6/9/42 (b)	60	57
Delphi Automotive PLC
3.15%, 11/19/20	125	125
Denbury Resources, Inc.
5.50%, 5/1/22 (b)	55	19
Deutsche Telekom International Finance BV
8.75%, 6/15/30	75	104
Devon Energy Corp.
4.75%, 5/15/42	100	71
DirecTV Holdings LLC/DIRECTV Financing Co., Inc.
5.15%, 3/15/42	75	70
Dollar Tree, Inc.
5.75%, 3/1/23 (a)	100	104
Eastman Chemical Co.
3.80%, 3/15/25	100	97
Eldorado Gold Corp.
6.13%, 12/15/20 (a)	105	92
Embraer Netherlands Finance BV
5.05%, 6/15/25	100	91
Endeavor Energy Resources LP/EER Finance, Inc.
7.00%, 8/15/21 (a)	75	67
EnLink Midstream Partners LP
5.60%, 4/1/44	50	35
Ensco PLC
5.75%, 10/1/44 (b)	50	33
Enterprise Products Operating LLC
4.45%, 2/15/43	175	134
FedEx Corp.
3.20%, 2/1/25	100	97
Ford Motor Credit Co., LLC
5.88%, 8/2/21	200	223
General Electric Co.
4.50%, 3/11/44	50	52
General Motors Financial Co., Inc.,
4.00%, 1/15/25	100	95
4.30%, 7/13/25	55	53
4.38%, 9/25/21	125	127
Gilead Sciences, Inc.,
3.65%, 3/1/26	25	25
4.50%, 2/1/45	25	25
4.80%, 4/1/44	50	50
GlaxoSmithKline Capital, Inc.
6.38%, 5/15/38	75	96
Glencore Funding LLC
4.13%, 5/30/23 (a)	170	126

Goldcorp, Inc.
5.45%, 6/9/44	50	40
HCA, Inc.
4.75%, 5/1/23	130	129
Heathrow Funding Ltd.
4.88%, 7/15/21 (a)	190	205
Hewlett Packard Enterprise Co.
4.90%, 10/15/25 (a)	125	123
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 10/1/25 (a)	55	48
Home Depot, Inc.,
3.35%, 9/15/25	25	26
5.88%, 12/16/36	109	133
Hutchison Whampoa International 14 Ltd.
1.63%, 10/31/17 (a)	200	198
Kinder Morgan Energy Partners LP
4.15%, 2/1/24	150	130
Kinder Morgan, Inc.,
4.30%, 6/1/25	50	43
5.55%, 6/1/45	75	59
Koninklijke Philips N.V.
3.75%, 3/15/22	300	308
Kroger Co. (The)
6.90%, 4/15/38	80	99
Lockheed Martin Corp.
3.55%, 1/15/26	125	126
Lundin Mining Corp.
7.50%, 11/1/20 (a)	97	91
LyondellBasell Industries N.V.
4.63%, 2/26/55	75	61
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 4/15/25 (a)	100	93
Marathon Oil Corp.
2.70%, 6/1/20 (b)	200	177
MasTec, Inc.
4.88%, 3/15/23	140	122
McDonald’s Corp.,
MTN
4.60%, 5/26/45	100	97
Mead Johnson Nutrition Co.
3.00%, 11/15/20	75	75
Medtronic, Inc.
4.63%, 3/15/45	200	207
Merck & Co., Inc.
2.80%, 5/18/23	125	125
Motorola Solutions, Inc.
4.00%, 9/1/24	200	174
MPLX LP
4.00%, 2/15/25	100	84
NBC Universal Media LLC
5.95%, 4/1/41	275	330
NetApp, Inc.
2.00%, 12/15/17	100	99
Netflix, Inc.
5.50%, 2/15/22 (a)	95	98
Nexen Energy ULC
6.40%, 5/15/37	100	112
Noble Energy, Inc.,
5.05%, 11/15/44	50	41
5.88%, 6/1/24	50	48

NOVA Chemicals Corp.
5.25%, 8/1/23 (a)	120	119
Novartis Capital Corp.
4.40%, 5/6/44	75	79
Omnicom Group, Inc.,
3.63%, 5/1/22	95	96
3.65%, 11/1/24	23	23
Ooredoo International Finance Ltd.
3.25%, 2/21/23 (a)	225	219
Oracle Corp.
4.50%, 7/8/44	150	151
Orange SA
9.00%, 3/1/31	50	71
PepsiCo, Inc.
3.60%, 3/1/24	100	105
Philip Morris International, Inc.
4.50%, 3/20/42	150	149
Phillips 66
5.88%, 5/1/42	25	25
Phillips 66 Partners LP
4.68%, 2/15/45	25	19
Plains All American Pipeline LP/PAA Finance Corp.
6.70%, 5/15/36	61	54
QUALCOMM, Inc.
4.80%, 5/20/45	120	107
Quest Diagnostics, Inc.
2.70%, 4/1/19 (b)	200	200
QVC, Inc.
4.38%, 3/15/23	150	143
Rowan Cos., Inc.
5.85%, 1/15/44	75	45
RR Donnelley & Sons Co.
7.88%, 3/15/21	75	78
Ryder System, Inc.,
MTN
2.65%, 3/2/20	50	49
SM Energy Co.
6.13%, 11/15/22	100	74
Southern Copper Corp.
7.50%, 7/27/35 (b)	100	94
Spectra Energy Capital LLC
7.50%, 9/15/38	100	99
T-Mobile USA, Inc.
6.73%, 4/28/22	75	78
Telefonica Europe BV
8.25%, 9/15/30	84	110
Telstra Corp., Ltd.
3.13%, 4/7/25 (a)	65	63
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	27	27
Tiffany & Co.
4.90%, 10/1/44	50	46
Time Warner, Inc.
7.70%, 5/1/32	141	176
TransCanada PipeLines Ltd.
7.63%, 1/15/39	75	92
Transurban Finance Co. Pty Ltd.
4.13%, 2/2/26 (a)(b)	95	94
Trinity Industries, Inc.
4.55%, 10/1/24	200	184

Tyco International Finance SA
3.90%, 2/14/26	75	75
Union Pacific Railroad Co., Pass-Through Trust
3.23%, 5/14/26	193	193
United Airlines Pass-Through Trust,
Class A
4.30%, 8/15/25	214	222
United Rentals North America, Inc.
5.75%, 11/15/24	80	80
Vale Overseas Ltd.
6.88%, 11/21/36 (b)	125	88
Verizon Communications, Inc.,
4.67%, 3/15/55	278	242
5.01%, 8/21/54	260	239
Vodafone Group PLC
4.38%, 2/19/43	50	41
Volkswagen Group of America Finance LLC
2.40%, 5/22/20 (a)	200	187
Wal-Mart Stores, Inc.
5.25%, 9/1/35	75	86
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24	25	24
Whole Foods Market, Inc.
5.20%, 12/3/25 (a)	75	75
Williams Partners LP/ACMP Finance Corp.
4.88%, 5/15/23	125	101
WM Wrigley Jr. Co.
2.90%, 10/21/19 (a)	230	232
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.38%, 3/15/22	115	109
Zimmer Biomet Holdings, Inc.
5.75%, 11/30/39	50	55
		16,307
Utilities (8.4%)
Alabama Power Co.
3.75%, 3/1/45	125	113
Appalachian Power Co.
7.00%, 4/1/38	150	187
APT Pipelines Ltd.
4.20%, 3/23/25 (a)	200	188
Boston Gas Co.
4.49%, 2/15/42 (a)	125	122
DTE Energy Co.,
Series C
3.50%, 6/1/24	200	201
Duke Energy Carolinas LLC
3.75%, 6/1/45	75	70
Enel Finance International N.V.
6.00%, 10/7/39 (a)	100	112
Energy Transfer Partners LP,
6.13%, 12/15/45	50	41
6.50%, 2/1/42	125	102
Entergy Corp.
4.00%, 7/15/22	50	51
Exelon Generation Co., LLC
6.25%, 10/1/39	145	147
Jersey Central Power & Light Co.
4.70%, 4/1/24 (a)	200	207

Nevada Power Co.,
Series N
6.65%, 4/1/36	150	190
Oncor Electric Delivery Co., LLC
2.95%, 4/1/25	75	71
Sempra Energy
6.00%, 10/15/39	125	141
South Carolina Electric & Gas Co.
4.50%, 6/1/64	75	70
TransAlta Corp.
4.50%, 11/15/22	235	204
Virginia Electric & Power Co.
2.95%, 1/15/22	325	327
WEC Energy Group, Inc.
3.55%, 6/15/25	75	75
		2,619
		29,896
Sovereign (0.6%)
Sinopec Group Overseas Development 2015 Ltd.
2.50%, 4/28/20 (a)	200	197
Variable Rate Senior Loan Interests (0.5%)
Industrials (0.5%)
Aspect Software, Inc.,
Term B
7.50%, 2/12/16	94	87
Diamond Resorts Corp.,
Term Loan
5.50%, 3/31/16	70	69
		156
Total Fixed Income Securities (Cost $31,397)		30,530

	Shares	Value (000)
Short-Term Investments (5.2%)
Securities held as Collateral on Loaned Securities (2.3%)
Investment Company (1.9%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d)	599,860	600

	Face
	Amount
	(000)
Repurchase Agreements (0.4%)
Barclays Capital, Inc., (0.32%, dated 12/31/15, due 1/4/16; proceeds $35; fully collateralized by a U.S. Government obligation; 1.38% due 2/29/20; valued at $36)	$35	35
Merrill Lynch & Co., Inc., (0.31%, dated 12/31/15, due 1/4/16; proceeds $70; fully collateralized by a U.S. Government agency security; 3.50% due 3/20/45; valued at $72)	70	70
		105
Total Securities held as Collateral on Loaned Securities (Cost $705)		705

	Shares	Value (000)
Investment Company (1.7%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $542)	541,937	542

	Face
	Amount
	(000)
U.S. Treasury Security (1.2%)
U.S. Treasury Bill
0.51%, 6/9/16 (e)(f) (Cost $359)	$360	359
Total Short-Term Investments (Cost $1,606)		1,606
Total Investments (102.8%) (Cost $33,003) Including $1,808 of Securities Loaned (g)(h)		32,136
Liabilities in Excess of Other Assets (-2.7%)		(860)
Net Assets (100.0%)		$31,276

(a)                                 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)                                 All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at December 31, 2015 were approximately $1,808,000 and $1,845,000, respectively. The Portfolio received cash collateral of approximately $755,000, of which approximately $705,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments.  At December 31, 2015, there was uninvested cash collateral of approximately $50,000, which is not reflected in the Portfolio of Investments.  The remaining collateral of approximately $1,090,000 was received in the form of U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments.  The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)                                  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2015.

(d)                                 The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended December 31, 2015, advisory fees paid were reduced by approximately less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

(e)                                  Rate shown is the yield to maturity at December 31, 2015.

(f)                                   All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreements.

(g)                                  Securities are available for collateral in connection with open futures contracts and swap agreements.

(h)                                 At December 31, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $574,000 and the aggregate gross unrealized depreciation is approximately $1,441,000 resulting in net unrealized depreciation of approximately $867,000.

MTN                   Medium Term Note.

Futures Contracts:
The Portfolio had the following futures contracts open at December 31, 2015:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	27	$5,865	Mar-16	$(8)
U.S. Treasury 5 yr. Note	6	710	Mar-16	(1)
U.S. Treasury Long Bond	1	154	Mar-16	(2)
Short:
U.S. Treasury 10 yr. Note	48	(6,044)	Mar-16	11
U.S. Treasury Ultra Long Bond	6	(952)	Mar-16	(7)
				$(7)

Credit Default Swap Agreements:
The Portfolio had the following credit default swap agreements open at December 31, 2015:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)	Value (000)	Credit Rating of Reference Obligation†
Barclays Bank PLC
Quest Diagnostics, Inc.	Buy	$200	1.00%	3/20/19	$4	$(8)	$(4)	BBB+
Morgan Stanley & Co., LLC*
CDX.NA.HY.24	Buy	173	5.00	6/20/20	(13)	7	(6)	NR
Morgan Stanley & Co., LLC*
CDX.NA.IG.24	Buy	550	1.00	6/20/20	(11)	7	(4)	NR
		$923			$(20)	$6	$(14)

†                                         Credit rating as issued by Standard & Poor’s.

*                                         Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.

NR                              Not rated.

Portfolio Composition**

Classification	Percentage of Total Investments
Industrials	51.9%
Finance	34.9
Utilities	8.3
Other***	4.9
Total Investments	100.0	%****

**	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of December 31, 2015.
***	Industries and/or investment types representing less than 5% of total investments.
****

Does not include open long/short futures contracts with an underlying face amount of approximately $13,725,000 with net unrealized depreciation of approximately $7,000. Does not include open swap agreements with net unrealized appreciation of approximately $6,000.

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2015 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (97.0%)
Corporate Bonds (91.2%)
Basic Materials (4.3%)
American Gilsonite Co.
11.50%, 9/1/17 (a)	$500	$353
Blue Cube Spinco, Inc.
10.00%, 10/15/25 (a)	225	249
Chemtura Corp.
5.75%, 7/15/21	400	404
Eco Services Operations LLC/Eco Finance Corp.
8.50%, 11/1/22 (a)	350	299
Hexion, Inc.,
8.88%, 2/1/18	550	390
10.00%, 4/15/20	250	207
Lundin Mining Corp.
7.50%, 11/1/20 (a)	400	376
Prince Mineral Holding Corp.
11.50%, 12/15/19 (a)	500	362
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.
6.38%, 5/1/22 (a)	550	470
		3,110
Communications (9.1%)
Altice Financing SA
6.63%, 2/15/23 (a)	250	248
Bankrate, Inc.
6.13%, 8/15/18 (a)	350	355
Cable One, Inc.
5.75%, 6/15/22 (a)	500	499
Cablevision Systems Corp.
7.75%, 4/15/18	150	156
CCO Holdings LLC/CCO Holdings Capital Corp.
5.75%, 1/15/24	350	360
Columbus International, Inc.
7.38%, 3/30/21 (a)	450	447
CommScope Technologies Finance LLC
6.00%, 6/15/25 (a)	400	386
CommScope, Inc.
5.50%, 6/15/24 (a)	250	238
Crown Castle International Corp.
5.25%, 1/15/23	250	264
CSC Holdings LLC
5.25%, 6/1/24	500	440
GCI, Inc.
6.88%, 4/15/25	250	257
inVentiv Health, Inc.
9.00%, 1/15/18 (a)	500	514
Lamar Media Corp.
5.38%, 1/15/24	250	259
MDC Partners, Inc.
6.75%, 4/1/20 (a)	300	310
Midcontinent Communications & Midcontinent Finance Corp.,
6.25%, 8/1/21 (a)	450	457
6.88%, 8/15/23 (a)	350	356
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.63%, 2/15/24	350	361

SBA Telecommunications, Inc.
5.75%, 7/15/20	250	261
Syniverse Holdings, Inc.
9.13%, 1/15/19	250	116
T-Mobile USA, Inc.
6.84%, 4/28/23	250	259
		6,543
Consumer, Cyclical (22.5%)
Accuride Corp.
9.50%, 8/1/18	500	416
Air Canada
7.75%, 4/15/21 (a)	450	469
Algeco Scotsman Global Finance PLC,
8.50%, 10/15/18 (a)	200	169
10.75%, 10/15/19 (a)	200	79
Allied Specialty Vehicles, Inc.
8.50%, 11/1/19 (a)	350	357
American Airlines Group, Inc.
5.50%, 10/1/19 (a)	250	248
American Builders & Contractors Supply Co., Inc.
5.63%, 4/15/21 (a)	350	356
Aramark Services, Inc.
5.13%, 1/15/24 (a)	250	255
AV Homes, Inc.
8.50%, 7/1/19	500	499
Beacon Roofing Supply, Inc.
6.38%, 10/1/23 (a)	300	307
Carrols Restaurant Group, Inc.
8.00%, 5/1/22	450	477
CCM Merger, Inc.
9.13%, 5/1/19 (a)	100	105
Century Communities, Inc.
6.88%, 5/15/22	600	553
Chester Downs & Marina LLC/Chester Downs Finance Corp.
9.25%, 2/1/20 (a)	450	325
Churchill Downs, Inc.
5.38%, 12/15/21 (a)	300	302
Dollar Tree, Inc.
5.75%, 3/1/23 (a)	500	520
Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.50%, 7/1/19 (a)	417	430
Eldorado Resorts, Inc.
7.00%, 8/1/23 (a)	200	197
Empire Today LLC/Empire Today Finance Corp.
11.38%, 2/1/17 (a)	400	382
Exide Technologies
8.63%, 2/1/18 (b)(c)(d)	100	—
FelCor Lodging LP
6.00%, 6/1/25	450	459
Gibson Brands, Inc.
8.88%, 8/1/18 (a)	500	292
Global Partners LP/GLP Finance Corp.
6.25%, 7/15/22	475	382
Golden Nugget Escrow, Inc.
8.50%, 12/1/21 (a)	250	253
Greektown Holdings LLC/Greektown Mothership Corp.
8.88%, 3/15/19 (a)	500	507
Guitar Center, Inc.
6.50%, 4/15/19 (a)	350	296

Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
5.63%, 10/15/21	250	260
Jarden Corp.
5.00%, 11/15/23 (a)	450	462
JC Penney Corp., Inc.
8.13%, 10/1/19	400	364
Logan’s Roadhouse, Inc.
10.75%, 10/15/17	500	305
Meritor, Inc.
6.25%, 2/15/24	250	215
Neiman Marcus Group Ltd., LLC
8.75%, 10/15/21 (a)(e)	350	219
Oshkosh Corp.
5.38%, 3/1/22	350	352
Party City Holdings, Inc.
6.13%, 8/15/23 (a)	400	390
Playa Resorts Holding BV
8.00%, 8/15/20 (a)	500	510
Rite Aid Corp.,
6.13%, 4/1/23 (a)	250	260
6.75%, 6/15/21	500	525
RSI Home Products, Inc.
6.50%, 3/15/23 (a)	450	466
Sally Holdings LLC/Sally Capital, Inc
5.63%, 12/1/25	500	507
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC
5.88%, 5/15/21 (a)	270	271
Sonic Automotive, Inc.
5.00%, 5/15/23	375	358
Speedway Motorsports, Inc.
5.13%, 2/1/23	250	249
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.75%, 3/1/25	250	205
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
6.38%, 6/1/21 (a)	444	415
Tops Holding LLC/Tops Markets II Corp.
8.00%, 6/15/22 (a)	500	495
United Continental Holdings, Inc.
6.38%, 6/1/18	400	418
VistaJet Malta Finance PLC/VistaJet Co., Finance LLC
7.75%, 6/1/20 (a)	300	227
		16,108
Consumer, Non-Cyclical (16.6%)
Acadia Healthcare Co., Inc.
5.13%, 7/1/22	250	235
Ahern Rentals, Inc.
7.38%, 5/15/23 (a)	400	325
Albea Beauty Holdings SA
8.38%, 11/1/19 (a)	100	105
Alere, Inc.
6.38%, 7/1/23 (a)	200	188
Amsurg Corp.
5.63%, 7/15/22	400	398
APX Group, Inc.
6.38%, 12/1/19	250	240
Aramark Services, Inc.
5.75%, 3/15/20	400	414

Beverages & More, Inc.
10.00%, 11/15/18 (a)	500	467
Brand Energy & Infrastructure Services, Inc.
8.50%, 12/1/21 (a)	400	346
Bumble Bee Holdco SCA
9.63%, 3/15/18 (a)(e)	465	466
Central Garden & Pet Co.
6.13%, 11/15/23	450	457
Cenveo Corp.
6.00%, 8/1/19 (a)	400	284
Concordia Healthcare Corp.
7.00%, 4/15/23 (a)	250	218
DPx Holdings BV
7.50%, 2/1/22 (a)	100	98
DS Services of America, Inc.
10.00%, 9/1/21 (a)	304	347
DynCorp International, Inc.
10.38%, 7/1/17	400	298
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.
6.00%, 7/15/23 (a)	450	450
Global A&T Electronics Ltd.
10.00%, 2/1/19 (a)	400	319
Great Lakes Dredge & Dock Corp.
7.38%, 2/1/19	130	122
Harland Clarke Holdings Corp.
9.75%, 8/1/18 (a)	500	463
Jaguar Holding Co. II/Pharmaceutical Product Development LLC
6.38%, 8/1/23 (a)	500	489
JLL/Delta Dutch Pledgeco BV
8.75%, 5/1/20 (a)(e)	350	339
KeHE Distributors LLC/KeHE Finance Corp.
7.63%, 8/15/21 (a)	370	377
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 4/15/25 (a)	450	416
Mustang Merger Corp.
8.50%, 8/15/21 (a)	270	281
Pinnacle Operating Corp.
9.00%, 11/15/20 (a)	400	377
Quintiles Transnational Corp.
4.88%, 5/15/23 (a)	300	303
Safway Group Holding LLC/Safway Finance Corp.
7.00%, 5/15/18 (a)	400	401
Service Corp. International
5.38%, 1/15/22	250	262
Spectrum Brands, Inc.
5.75%, 7/15/25 (a)	300	309
Tenet Healthcare Corp.
4.01%, 6/15/20 (a)(f)	450	441
TMS International Corp.
7.63%, 10/15/21 (a)	250	194
United Rentals North America, Inc.
5.75%, 11/15/24	400	398
US Foods, Inc.
8.50%, 6/30/19	470	485
Valeant Pharmaceuticals International, Inc.,
5.88%, 5/15/23 (a)	250	224
6.13%, 4/15/25 (a)	250	224
Wells Enterprises, Inc.
6.75%, 2/1/20 (a)	128	132
		11,892

Diversified (0.7%)
Argos Merger Sub, Inc.
7.13%, 3/15/23 (a)	250	248
Horizon Pharma Financing, Inc.
6.63%, 5/1/23 (a)	250	224
		472
Energy (8.3%)
Approach Resources, Inc.
7.00%, 6/15/21	50	18
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.13%, 11/15/22 (a)	350	243
Bonanza Creek Energy, Inc.
6.75%, 4/15/21	100	61
Carrizo Oil & Gas, Inc.
6.25%, 4/15/23	425	346
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
6.13%, 3/1/22	130	91
6.25%, 4/1/23 (a)	250	176
CrownRock LP/CrownRock Finance, Inc.
7.75%, 2/15/23 (a)	200	189
DCP Midstream LLC
5.35%, 3/15/20 (a)	400	345
Endeavor Energy Resources LP/EER Finance, Inc.
8.13%, 9/15/23 (a)	500	452
Halcon Resources Corp.
8.63%, 2/1/20 (a)	250	173
Hilcorp Energy I LP/Hilcorp Finance Co.,
5.00%, 12/1/24 (a)	250	209
5.75%, 10/1/25 (a)	250	219
Laredo Petroleum, Inc.
6.25%, 3/15/23	200	175
Lonestar Resources America, Inc.
8.75%, 4/15/19 (a)	350	214
Matador Resources Co.
6.88%, 4/15/23	225	210
Memorial Resource Development Corp.
5.88%, 7/1/22	50	44
Newfield Exploration Co.
5.38%, 1/1/26	200	167
Northern Oil and Gas, Inc.
8.00%, 6/1/20	300	201
Northern Tier Energy LLC/Northern Tier Finance Corp.
7.13%, 11/15/20	300	304
Pacific Drilling V Ltd.
7.25%, 12/1/17 (a)	450	234
PetroQuest Energy, Inc.
10.00%, 9/1/17	400	270
Rice Energy, Inc.
6.25%, 5/1/22	500	362
Rose Rock Midstream LP/Rose Rock Finance Corp.
5.63%, 11/15/23 (a)	450	322
Seven Generations Energy Ltd.
8.25%, 5/15/20 (a)	350	317
SM Energy Co.
5.00%, 1/15/24	250	164
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.50%, 10/15/19 (a)	250	244

Triangle USA Petroleum Corp.
6.75%, 7/15/22 (a)	500	155
		5,905
Finance (9.8%)
Ardagh Finance Holdings SA
8.63%, 6/15/19 (a)(e)	511	506
Baytex Energy Corp.
5.63%, 6/1/24 (a)	350	236
CNO Financial Group, Inc.
4.50%, 5/30/20	250	256
Compiler Finance Sub, Inc.
7.00%, 5/1/21 (a)	500	220
CTR Partnership LP/CareTrust Capital Corp.
5.88%, 6/1/21	500	507
DuPont Fabros Technology LP
5.63%, 6/15/23	400	405
Forestar USA Real Estate Group, Inc.
8.50%, 6/1/22 (a)	400	392
HUB International Ltd.
7.88%, 10/1/21 (a)	300	271
Infinity Acquisition LLC/Infinity Acquisition Finance Corp.
7.25%, 8/1/22 (a)	250	216
Iron Mountain, Inc.
6.00%, 10/1/20 (a)	500	529
Jefferies Finance LLC/JFIN Co-Issuer Corp.
6.88%, 4/15/22 (a)	450	380
KCG Holdings, Inc.
6.88%, 3/15/20 (a)	400	362
Kennedy-Wilson, Inc.
5.88%, 4/1/24	400	387
NewStar Financial, Inc.
7.25%, 5/1/20	400	389
Oxford Finance LLC/Oxford Finance Co-Issuer, Inc.
7.25%, 1/15/18 (a)	400	402
Provident Funding Associates LP/PFG Finance Corp.
6.75%, 6/15/21 (a)	250	243
Quicken Loans, Inc.
5.75%, 5/1/25 (a)	400	383
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
9.50%, 6/15/19 (a)	498	518
Sabra Health Care LP/Sabra Capital Corp.
5.50%, 2/1/21	350	362
Transworld Systems, Inc.
9.50%, 8/15/21 (a)	100	47
		7,011
Industrials (16.7%)
ADS Tactical, Inc.
11.00%, 4/1/18 (a)	500	509
Apex Tool Group LLC
7.00%, 2/1/21 (a)	500	388
Artesyn Embedded Technologies, Inc.
9.75%, 10/15/20 (a)	375	335
Associated Asphalt Partners LLC/Road Holdings III LLC/Associated Asphalt Finance
8.50%, 2/15/18 (a)	517	520
Associated Materials LLC/AMH New Finance, Inc.
9.13%, 11/1/17	200	139

Belden, Inc.
5.25%, 7/15/24 (a)	300	278
BlueLine Rental Finance Corp.
7.00%, 2/1/19 (a)	450	407
CEVA Group PLC
4.00%, 5/1/18 (a)	400	338
Cleaver-Brooks, Inc.
8.75%, 12/15/19 (a)	400	388
Consolidated Container Co., LLC/Consolidated Container Capital, Inc.
10.13%, 7/15/20 (a)	350	289
Coveris Holdings SA
7.88%, 11/1/19 (a)	200	176
CPG Merger Sub LLC
8.00%, 10/1/21 (a)	450	443
CTP Transportation Products LLC/CTP Finance, Inc.
8.25%, 12/15/19 (a)	250	262
DH Services Luxembourg Sarl
7.75%, 12/15/20 (a)	50	51
Emeco Pty Ltd.
9.88%, 3/15/19 (a)	200	123
EnPro Industries, Inc.
5.88%, 9/15/22	302	300
Florida East Coast Holdings Corp.
6.75%, 5/1/19 (a)	250	229
Gibraltar Industries, Inc.
6.25%, 2/1/21	325	332
Iracore International Holdings, Inc.
9.50%, 6/1/18 (a)	400	262
Jac Holding Corp.
11.50%, 10/1/19 (a)	287	273
JB Poindexter & Co., Inc.
9.00%, 4/1/22 (a)	500	525
Kemet Corp.
10.50%, 5/1/18	450	385
LMI Aerospace, Inc.
7.38%, 7/15/19	350	348
Martin Midstream Partners LP/Martin Midstream Finance Corp.
7.25%, 2/15/21	500	442
MasTec, Inc.
4.88%, 3/15/23	400	348
Michael Baker Holdings LLC/Michael Baker Finance Corp.
8.88%, 4/15/19 (a)(e)	367	260
Michael Baker International LLC/CDL Acquisition Co., Inc.
8.25%, 10/15/18 (a)	200	181
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc.
8.13%, 2/15/19	550	239
OPE KAG Finance Sub, Inc.
7.88%, 7/31/23 (a)	400	398
Plastipak Holdings, Inc.
6.50%, 10/1/21 (a)	300	291
SAExploration Holdings, Inc.
10.00%, 7/15/19	500	303
Summit Materials LLC/Summit Materials Finance Corp.
6.13%, 7/15/23	400	396
Syncreon Group BV/Syncreon Global Finance US, Inc.
8.63%, 11/1/21 (a)	450	356
Techniplas LLC
10.00%, 5/1/20 (a)	500	360
Vander Intermediate Holding II Corp.
9.75%, 2/1/19 (a)(e)	100	66

Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp.
9.75%, 6/15/19 (a)(e)	450	114
XPO Logistics, Inc.
7.88%, 9/1/19 (a)	400	408
Zachry Holdings, Inc.
7.50%, 2/1/20 (a)	500	492
		11,954
Technology (1.5%)
BCP Singapore VI Cayman Financing Co., Ltd.
8.00%, 4/15/21 (a)	450	359
Boxer Parent Co., Inc.
9.00%, 10/15/19 (a)(e)	450	281
First Data Corp.
7.00%, 12/1/23 (a)	400	401
		1,041
Utilities (1.7%)
DPL, Inc.
6.75%, 10/1/19	400	402
GenOn Americas Generation LLC
8.50%, 10/1/21	450	332
LBC Tank Terminals Holding Netherlands BV
6.88%, 5/15/23 (a)	400	398
Sabine Pass LNG LP
6.50%, 11/1/20	50	49
		1,181
		65,217
Sovereign (0.9%)
Government (0.9%)
Select Medical Corp.
6.38%, 6/1/21	350	308
Waterjet Holdings, Inc.
7.63%, 2/1/20 (a)	350	349
		657
Variable Rate Senior Loan Interests (4.9%)
Basic Materials (0.5%)
FMG Resources August 2006 Pty Ltd.,
Term B
4.25%, 1/20/16	497	371
Consumer, Cyclical (1.4%)
Builders FirstSource, Inc.,
Term B
6.00%, 3/31/16	249	247
Diamond Resorts Corp.,
Term Loan
5.50%, 3/31/16	70	69
Graton Economic Development Authority,
Term B
4.75%, 1/29/16	291	289

Navistar International Corp.,
Term B
6.50%, 5/12/16	400	355
		960
Energy (0.2%)
Drillships Ocean Ventures, Inc.,
Term B
5.50%, 1/25/16	272	129

Industrials (2.2%)
Atkore International, Inc.,
2nd Lien Term
7.75%, 3/31/16	300	263
Commercial Barge Line Co.,
1st Lien Term
9.75%, 6/30/16	500	468
Gates Global, Inc.,
Term B
4.25%, 3/31/16	399	375
Gruden Acquisition, Inc.,
1st Lien Term
5.75%, 3/31/16	500	479
		1,585
Technology (0.6%)
Aspect Software, Inc.,
Term B
7.50%, 2/12/16	94	87
TTM Technologies, Inc.,
1st Lien Term
6.00%, 1/4/16	399	362
		449
		3,494
Total Fixed Income Securities (Cost $77,412)		69,368

	Shares	Value (000)
Common Stocks (0.1%)
Auto Components (0.0%)
Exide Technologies (d)	592	—	@

Metals & Mining (0.1%)
UC Holdings, Inc.	2,826	72
Total Common Stocks (Cost $71)		72

Participation Note (0.0%)
Metals & Mining (0.0%)
UC Holdings, Inc., Equity Linked Notes, expires 9/23/20 (d) (Cost $ — )	2,802	—

	Shares	Value (000)
Short-Term Investment (2.3%)
Investment Company (2.3%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (h) (Cost $1,675)	1,674,509	1,675
Total Investments (99.4%) (Cost $79,158) (i)		71,115
Other Assets in Excess of Liabilities (0.6%)		451
Net Assets (100.0%)		$71,566

(a)                                 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)                                 Non-income producing security; bond in default.

(c)                                  Issuer in bankruptcy.

(d)                                 At December 31, 2015, the Portfolio held fair valued securities valued at less than $500, representing less than 0.05% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(e)                                  Payment-in-kind security.

(f)                                   Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2015.

(g)                                  Non-income producing security.

(h)                                 The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended December 31, 2015, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

(i)                                     At December 31, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $397,000 and the aggregate gross unrealized depreciation is approximately $8,440,000 resulting in net unrealized depreciation of approximately $8,043,000.

@                                    Value is less than $500.

Portfolio Composition

Classification	Percentage of Total Investments
Consumer, Cyclical	22.7%
Industrials	16.8
Consumer, Non-Cyclical	16.7
Other*	16.4
Finance	9.9
Communications	9.2
Energy	8.3
Total Investments	100.0%

*            Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund Trust

Limited Duration Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2015 (unaudited)

	Face
	Amount	Value
	(000)	(000)

Fixed Income Securities (98.4%)
Agency Adjustable Rate Mortgages (0.9%)
Federal Home Loan Mortgage Corporation,
Conventional Pool
2.62%, 9/1/35	$495	$523
Federal National Mortgage Association,
Conventional Pool
2.42%, 5/1/39	403	427
		950
Agency Fixed Rate Mortgages (0.4%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
6.50%, 9/1/19 — 4/1/24	4	4
7.50%, 11/1/19	1	1
Federal National Mortgage Association,
Conventional Pools:
6.50%, 2/1/28 — 10/1/32	318	363
7.00%, 7/1/29 — 12/1/33	57	59
Government National Mortgage Association,
Various Pools:
9.00%, 11/15/16 — 12/15/16	8	8
		435
Asset-Backed Securities (9.7%)
American Homes 4 Rent
4.69%, 10/17/45 (a)	176	173
CAM Mortgage LLC
3.50%, 7/15/64 (a)	287	288
Capital One Multi-Asset Execution Trust
1.45%, 8/16/21	474	470
Citibank Credit Card Issuance Trust
2.88%, 1/23/23	450	460
Colony American Homes
1.40%, 5/17/31 (a)(b)	409	402
Discover Card Execution Note Trust
0.76%, 7/15/21 (b)	670	670
Ford Credit Auto Owner Trust
2.26%, 11/15/25 (a)	1,165	1,175
Green Tree Agency Advance Funding Trust I
3.09%, 10/15/48 (a)	227	225
Invitation Homes Trust,
1.45%, 12/17/30 (a)(b)	596	585
1.70%, 6/17/32 (a)(b)	392	387
3.18%, 8/17/32 (a)(b)	666	658
Nationstar HECM Loan Trust
3.00%, 11/25/25 (a)	281	281
3.84%, 5/25/18 (a)	263	262
North Carolina State Education Assistance Authority
1.12%, 7/25/25 (b)	579	568
Panhandle-Plains Higher Education Authority, Inc.
1.28%, 7/1/24 (b)	176	176
RMAT LLC
4.83%, 6/25/35 (a)	519	513
SPS Servicer Advance Receivables Trust
2.92%, 7/15/47	350	350

Sunset Mortgage Loan Co., LLC
3.72%, 11/16/44 (a)	190	189
Volkswagen Credit Auto Master Trust
1.40%, 7/22/19 (a)	398	393
VOLT NPL X LLC
4.75%, 10/26/54 (a)	282	279
VOLT XIX LLC
5.00%, 4/25/55 (a)	200	198
VOLT XXII LLC
4.25%, 2/25/55 (a)	200	194
VOLT XXX LLC
4.75%, 10/25/57 (a)	200	199
VOLT XXXI LLC
4.50%, 2/25/55 (a)	200	196
VOLT XXXIII LLC
4.25%, 3/25/55 (a)	348	337
World Omni Automobile Lease Securitization Trust
1.10%, 12/15/16	119	119
		9,747
Collateralized Mortgage Obligations - Agency Collateral Series (1.2%)
Federal Home Loan Mortgage Corporation,
REMIC
7.50%, 9/15/29	845	973
Government National Mortgage Association,
IO
5.83%, 3/20/43 (b)	579	100
6.10%, 5/20/40 (b)	694	128
		1,201
Commercial Mortgage-Backed Securities (1.8%)
BLCP Hotel Trust
1.28%, 8/15/29 (a)(b)	581	572
CDGJ Commercial Mortgage Trust
1.73%, 12/15/27 (a)(b)	575	573
Citigroup Commercial Mortgage Trust
2.11%, 1/12/30 (a)	166	167
Hilton USA Trust
1.27%, 11/5/30 (a)(b)	154	153
Hudsons Bay Simon JV Trust
1.85%, 8/5/34 (a)(b)	185	186
JP Morgan Chase Commercial Mortgage Securities Trust
1.31%, 7/15/31 (a)(b)	198	196
		1,847
Corporate Bonds (74.8%)
Finance (31.5%)
ABN Amro Bank N.V.
2.50%, 10/30/18 (a)	630	635
American Express Credit Corp.,
MTN
1.80%, 7/31/18	425	424
Series G
2.25%, 8/15/19	675	676
Automatic Data Processing, Inc.
2.25%, 9/15/20	350	352
Bank of America Corp.,
MTN
2.63%, 10/19/20	780	771

Bank of Montreal
MTN
1.80%, 7/31/18	475	474
Bank of New York Mellon Corp. (The),
MTN
2.45%, 11/27/20	525	523
Bank of Nova Scotia (The)
1.70%, 6/11/18	550	548
BB&T Corp.,
MTN
2.25%, 2/1/19	580	583
BioMed Realty LP
2.63%, 5/1/19	310	301
BNP Paribas SA,
MTN
2.70%, 8/20/18	610	619
BNZ International Funding Ltd.
2.35%, 3/4/19 (a)	650	647
BPCE SA,
MTN
2.25%, 1/27/20	600	593
Canadian Imperial Bank of Commerce
1.55%, 1/23/18	310	309
Capital One Financial Corp.
2.45%, 4/24/19	1,005	1,008
Citigroup, Inc.
2.05%, 12/7/18	475	473
Commonwealth Bank of Australia
2.50%, 9/20/18	600	609
Compass Bank
1.85%, 9/29/17	600	595
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.38%, 1/19/17	330	337
Credit Agricole SA
2.13%, 4/17/18 (a)	775	777
Credit Suisse AG
MTN, Series G
2.30%, 5/28/19	650	651
DBS Group Holdings Ltd.
2.25%, 7/16/19 (a)	650	648
Discover Bank
2.00%, 2/21/18	665	661
DNB Bank ASA
3.20%, 4/3/17 (a)	610	622
ERP Operating LP
2.38%, 7/1/19	550	552
Goldman Sachs Group, Inc. (The)
2.38%, 1/22/18	880	888
HSBC USA, Inc.
2.25%, 6/23/19	659	656
ING Bank N.V.
2.05%, 8/17/18 (a)	1,075	1,074
Intesa Sanpaolo SpA
3.88%, 1/16/18	355	364
Jackson National Life Global Funding
1.88%, 10/15/18 (a)	275	273
JPMorgan Chase & Co.
2.20%, 10/22/19	325	323
LeasePlan Corp. N.V.
2.88%, 1/22/19 (a)	500	494

Macquarie Bank Ltd.
2.60%, 6/24/19 (a)	605	605
Manufacturers & Traders Trust Co.
2.10%, 2/6/20	560	550
Metropolitan Life Global Funding I
2.00%, 4/14/20 (a)	550	539
Mizuho Bank Ltd.
1.85%, 3/21/18 (a)	645	642
National Australia Bank Ltd.
1.25%, 3/17/17 (a)	400	399
New York Life Global Funding,
1.30%, 10/30/17 (a)	475	473
1.55%, 11/2/18 (a)	375	372
Principal Financial Group, Inc.
1.85%, 11/15/17	725	726
Protective Life Global Funding
2.70%, 11/25/20 (a)	525	525
QBE Insurance Group Ltd.
2.40%, 5/1/18 (a)	200	200
Royal Bank of Canada
1.80%, 7/30/18	500	499
Santander Bank NA
2.00%, 1/12/18	525	521
Santander UK Group Holdings PLC
2.88%, 10/16/20	200	199
Skandinaviska Enskilda Banken AB
1.75%, 3/19/18 (a)	380	378
Standard Chartered PLC
1.50%, 9/8/17 (a)	900	895
Sumitomo Mitsui Banking Corp.
2.45%, 1/10/19	630	633
Swedbank AB
1.75%, 3/12/18 (a)	305	304
Synchrony Financial
3.00%, 8/15/19	800	800
Toronto-Dominion Bank (The),
MTN
2.63%, 9/10/18	650	663
UBS AG,
MTN
2.38%, 8/14/19	925	924
UnitedHealth Group, Inc.
2.70%, 7/15/20	500	506
Visa, Inc.
2.20%, 12/14/20	500	499
WEA Finance LLC/Westfield UK & Europe Finance PLC
2.70%, 9/17/19 (a)	600	596
Wells Fargo & Co.
2.15%, 1/15/19	360	362
Westpac Banking Corp.
1.95%, 11/23/18	375	375
		31,645
Industrials (39.8%)
ABB Treasury Center USA, Inc.
2.50%, 6/15/16 (a)	745	749
AbbVie, Inc.
2.50%, 5/14/20	575	570
Actavis Funding SCS
3.00%, 3/12/20	835	836

Altera Corp.
2.50%, 11/15/18	300	303
Amazon.com, Inc.
2.60%, 12/5/19	525	534
American Honda Finance Corp.,
MTN
2.45%, 9/24/20	550	551
Anadarko Petroleum Corp.
5.95%, 9/15/16	575	591
Anglo American Capital PLC
3.63%, 5/14/20 (a)	400	284
AstraZeneca PLC
1.75%, 11/16/18	525	524
AT&T, Inc.
2.45%, 6/30/20	1,225	1,208
BAE Systems Holdings, Inc.
2.85%, 12/15/20 (a)	175	175
Baidu, Inc.
3.25%, 8/6/18	225	228
BAT International Finance PLC
2.75%, 6/15/20 (a)	450	450
Baxalta, Inc.
2.88%, 6/23/20 (a)	550	544
Bayer US Finance LLC
2.38%, 10/8/19 (a)	600	601
Becton Dickinson and Co.
2.68%, 12/15/19	300	302
Biogen, Inc.
2.90%, 9/15/20	525	524
Caterpillar Financial Services Corp.
1.80%, 11/13/18	300	300
CBS Corp.
2.30%, 8/15/19	625	619
Celgene Corp.
2.88%, 8/15/20	525	522
Chevron Corp.
1.79%, 11/16/18	300	297
Coca-Cola Co.
1.88%, 10/27/20	500	495
Comcast Corp.
5.70%, 5/15/18	520	569
CVS Health Corp.
1.90%, 7/20/18	550	550
Daimler Finance North America LLC
2.38%, 8/1/18 (a)	750	751
Dominion Gas Holdings LLC
2.50%, 12/15/19	825	825
EMD Finance LLC
2.40%, 3/19/20 (a)	575	560
Enbridge, Inc.
0.87%, 6/2/17 (b)	175	171
EnLink Midstream Partners LP
2.70%, 4/1/19	525	479
Enterprise Products Operating LLC
2.55%, 10/15/19	325	312
Experian Finance PLC
2.38%, 6/15/17 (a)	600	598
Ford Motor Credit Co., LLC
5.00%, 5/15/18	825	867
General Motors Financial Co., Inc.
3.15%, 1/15/20	600	595

Gilead Sciences, Inc.
2.55%, 9/1/20	500	500
Glencore Funding LLC
2.88%, 4/16/20 (a)	575	449
Goldcorp, Inc.
2.13%, 3/15/18	520	504
Harley-Davidson Financial Services, Inc.,
1.55%, 11/17/17 (a)	258	257
2.15%, 2/26/20 (a)	350	344
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (a)	400	401
Hutchison Whampoa International 14 Ltd.
1.63%, 10/31/17 (a)	240	238
Hyundai Capital America,
2.00%, 3/19/18 (a)	525	519
2.60%, 3/19/20 (a)	325	320
Ingersoll-Rand Global Holding Co., Ltd.
2.88%, 1/15/19	335	339
Intel Corp.
2.45%, 7/29/20	550	557
JM Smucker Co. (The)
2.50%, 3/15/20	225	224
Kinder Morgan, Inc.
3.05%, 12/1/19	650	602
L-3 Communications Corp.
1.50%, 5/28/17	275	272
Lockheed Martin Corp.
2.50%, 11/23/20	225	224
LVMH Moet Hennessy Louis Vuitton SE
1.63%, 6/29/17 (a)	525	526
Marathon Oil Corp.
2.70%, 6/1/20	550	485
Marathon Petroleum Corp.
3.50%, 3/1/16	595	597
McDonald’s Corp.,
MTN
2.20%, 5/26/20	550	541
McKesson Corp.
3.25%, 3/1/16	1,070	1,074
Mead Johnson Nutrition Co.
3.00%, 11/15/20	175	175
Medtronic, Inc.
2.50%, 3/15/20	550	554
Nissan Motor Acceptance Corp.
2.65%, 9/26/18 (a)	720	730
Orange SA
2.75%, 2/6/19	625	634
Quest Diagnostics, Inc.
2.70%, 4/1/19	675	675
Reynolds American, Inc.
2.30%, 6/12/18	525	529
Rio Tinto Finance USA PLC
1.38%, 6/17/16	325	325
Ryder System, Inc.,
MTN
2.65%, 3/2/20	125	123
5.85%, 11/1/16	475	492
Scripps Networks Interactive, Inc.
2.75%, 11/15/19	575	566
Shell International Finance BV
1.25%, 11/10/17	675	672

Siemens Financieringsmaatschappij N.V.
2.15%, 5/27/20 (a)	550	545
Southwest Airlines Co.
2.75%, 11/6/19	600	605
Thomson Reuters Corp.,
1.30%, 2/23/17	325	324
1.65%, 9/29/17	150	149
Time Warner Cable, Inc.
6.75%, 7/1/18	400	437
TSMC Global Ltd.
1.63%, 4/3/18 (a)	800	784
Tyson Foods, Inc.
2.65%, 8/15/19	600	601
Union Pacific Corp.
2.25%, 6/19/20	550	551
Verizon Communications, Inc.
2.55%, 6/17/19	1,250	1,267
Viacom, Inc.
2.50%, 9/1/18	625	624
Volkswagen Group of America Finance LLC
2.40%, 5/22/20 (a)	550	515
Waste Management, Inc.
2.60%, 9/1/16	725	730
Wesfarmers Ltd.
2.98%, 5/18/16 (a)	395	397
Wm Wrigley Jr. Co.
1.40%, 10/21/16 (a)	600	599
		40,060
Utilities (3.5%)
Energy Transfer Partners LP
2.50%, 6/15/18	575	551
Engie
1.63%, 10/10/17 (a)	650	647
Eversource Energy
1.45%, 5/1/18	525	517
Origin Energy Finance Ltd.
3.50%, 10/9/18 (a)	200	195
Sempra Energy
2.40%, 3/15/20	600	588
Southern Co. (The)
2.15%, 9/1/19	725	712
Xcel Energy, Inc.
1.20%, 6/1/17	275	274
		3,484
		75,189
Mortgages - Other (2.4%)
CHL Mortgage Pass-Through Trust
5.50%, 5/25/34	287	296
Fannie Mae Connecticut Avenue Securities
1.57%, 5/25/25 (b)	317	316
FDIC Guaranteed Notes Trust
0.79%, 2/25/48 (a)(b)	87	87
Freddie Mac Structured Agency Credit Risk Debt Notes,
1.32%, 10/25/27 (b)	235	235
1.42%, 2/25/24 (b)	188	188
New Residential Mortgage Loan Trust,
3.75%, 5/28/52 (a)(b)	277	285

3.75%, 8/25/55 (b)	491	500
Sequoia Mortgage Trust
1.02%, 8/20/34 (b)	516	489
		2,396
Sovereign (1.7%)
EUROFIMA,
MTN
6.25%, 12/28/18	630	505
Korea Development Bank (The)
1.50%, 1/22/18	690	684
Spain Government International Bond
4.00%, 3/6/18 (a)	500	522
		1,711
U.S. Treasury Security (5.5%)
U.S. Treasury Note
1.00%, 9/15/17	5,500	5,498
Total Fixed Income Securities (Cost $99,486)		98,974

		Value
	Shares	(000)
Short-Term Investments (1.3%)
Investment Company (0.4%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c) (Cost $415)	415,128	415

	Face
	Amount
	(000)
U.S. Treasury Security (0.9%)
U.S. Treasury Bill
0.51%, 6/9/16 (d)(e) (Cost $862)	$864	862
Total Short-Term Investments (Cost $1,277)		1,277
Total Investments (99.7%) (Cost $100,763) (f)(g)		100,251
Other Assets in Excess of Liabilities (0.3%)		309
Net Assets (100.0%)		$100,560

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2015.
(c)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended December 31, 2015, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Funds.

(d)	Rate shown is the yield to maturity at December 31, 2015.
(e)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(f)	Securities are available for collateral in connection with an open foreign currency forward exchange contract, futures contracts and swap agreement.

(g)

At December 31, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $419,000 and the aggregate gross unrealized depreciation is approximately $931,000 resulting in net unrealized depreciation of approximately $512,000.

FDIC	Federal Deposit Insurance Corporation.
IO	Interest Only.
MTN	Medium Term Note.
REMIC	Real Estate Mortgage Investment Conduit.

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at December 31, 2015:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA		$14	AUD	20	1/6/16	$—	@
JPMorgan Chase Bank NA	AUD	700		$505	1/6/16	(6)
HSBC Bank PLC	AUD	681		$497	2/4/16	2
						$(4)

Futures Contracts:

The Portfolio had the following futures contracts open at December 31, 2015:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	152	$33,019	Mar-16	$(44)

Short:
U.S. Treasury 10 yr. Note	7	(881)	Mar-16	1
U.S. Treasury 5 yr. Note	265	(31,355)	Mar-16	54
				$11

Credit Default Swap Agreement:

The Portfolio had the following credit default swap agreement open at December 31, 2015:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (000)	Unrealized Depreciation (000)	Value (000)	Credit Rating of Reference Obligation†
Barclays Bank PLC
Quest Diagnostics, Inc.	Buy	$645	1.00%	3/20/19	$12	$(25)	$(13)	BBB+

†		Credit rating as issued by Standard & Poor’s.
AUD	–	Australian Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Industrials	39.9%
Finance	31.6
Other*	12.0
Asset-Backed Securities	11.0
U.S. Treasury Securities	5.5
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**

Does not include open long/short futures contracts with an underlying face amount of approximately $65,255,000 with net unrealized appreciation of approximately $11,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $4,000 and does not include and open swap agreement with unrealized depreciation of approximately $25,000.

Morgan Stanley Institutional Fund Trust

Strategic Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2015 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (88.1%)
Asset-Backed Securities (15.6%)
AMRESCO Residential Securities Corp. Mortgage Loan Trust,
0.98%, 9/25/27 (a)	$18	$18
Bear Stearns Asset-Backed Securities I Trust,
0.74%, 3/25/37 (a)	90	49
Bear Stearns Asset-Backed Securities Trust,
0.77%, 5/25/37 (a)	97	59
BNC Mortgage Loan Trust,
0.38%, 3/25/37 (a)	100	69
Carrington Mortgage Loan Trust,
0.64%, 1/25/37 (a)	100	60
Countrywide Asset-Backed Certificates,
0.79%, 4/25/36 (a)	100	83
0.87%, 3/25/47 (a)(b)	72	54
4.94%, 7/25/36	127	103
CWABS Asset-Backed Certificates Trust,
4.90%, 10/25/46 (a)	87	64
Ellington Loan Acquisition Trust,
1.52%, 5/25/37 (a)(b)	100	86
GSAA Home Equity Trust,
6.00%, 11/25/36	33	22
GSAMP Trust,
0.74%, 3/25/46 (a)	100	83
Home Equity Asset Trust,
0.61%, 7/25/37 (a)	30	29
Lehman ABS Manufactured Housing Contract Trust,
3.70%, 4/15/40	28	29
Nationstar Home Equity Loan Trust,
0.67%, 4/25/37 (a)	100	87
Ownit Mortgage Loan Trust,
0.69%, 3/25/37 (a)	61	47
RAMP Trust,
0.71%, 2/25/36 (a)	100	88
0.74%, 11/25/35 (a)	71	58
RASC Trust,
0.58%, 11/25/36 (a)	76	66
RMAT LLC,
4.83%, 6/25/35 (b)	94	93
Truman Capital Mortgage Loan Trust,
2.12%, 1/25/34 (a)(b)	85	83
3.20%, 11/25/31 (a)(b)	73	70
VOLT XXXIII LLC,
4.25%, 3/25/55 (b)	99	96
		1,496
Collateralized Mortgage Obligation - Agency Collateral Series (0.2%)
Government National Mortgage Association, IO
0.82%, 8/20/58 (a)	607	20

Commercial Mortgage-Backed Securities (5.1%)
COMM Mortgage Trust,
2.87%, 2/10/48 (b)	100	75
3.80%, 6/11/27 (a)(b)	100	99
GS Mortgage Securities Trust,
4.33%, 2/10/48 (a)(b)	100	79
HILT Mortgage Trust,
4.08%, 7/15/29 (a)(b)	100	97

JPMBB Commercial Mortgage Securities Trust,
3.85%, 2/15/48 (a)(b)	100		74
Wells Fargo Commercial Mortgage Trust,
4.24%, 5/15/48 (a)	75		61
			485
Corporate Bonds (39.0%)
Finance (15.7%)
ABN Amro Bank N.V,
6.38%, 4/27/21	EUR	100	131
Ally Financial, Inc.,
4.13%, 3/30/20	$25		25
Assicurazioni Generali SpA,
7.75%, 12/12/42 (a)	EUR	100	133
Bank of America Corp.,
4.25%, 10/22/26	$50		49
BNP Paribas SA,
4.25%, 10/15/24	200		198
BPCE SA,
5.15%, 7/21/24 (b)	200		202
Citigroup, Inc.,
5.50%, 9/13/25	75		81
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
2.50%, 5/26/26 (a)	EUR	100	110
Discover Financial Services,
3.95%, 11/6/24	$25		25
Goldman Sachs Group, Inc. (The),
0.68%, 10/29/19 (a)	EUR	100	109
Kennedy-Wilson, Inc.,
5.88%, 4/1/24	$25		24
Lloyds Bank PLC,
6.50%, 3/24/20	EUR	50	66
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen,
6.00%, 5/26/41 (a)	100		129
Nationwide Building Society,
4.13%, 3/20/23 (a)	100		115
Vonovia Finance BV,
4.00%, 12/17/21 (a)(c)	100		106
			1,503
Industrials (21.9%)
Actavis Funding SCS,
3.80%, 3/15/25	$15		15
ADT Corp. (The),
3.50%, 7/15/22	25		22
Advanced Micro Devices, Inc.,
6.75%, 3/1/19	25		18
Air Canada,
6.75%, 10/1/19 (b)	50		52
Akamai Technologies, Inc.,
0.00%, 2/15/19	50		48
Aramark Services, Inc.,
5.75%, 3/15/20	25		26
ArcelorMittal,
5.13%, 6/1/20	25		21
Argos Merger Sub, Inc.,
7.13%, 3/15/23 (b)	25		25
AT&T, Inc.,
6.30%, 1/15/38	25		27

Ball Corp.,
4.00%, 11/15/23	25	24
Baytex Energy Corp.,
5.63%, 6/1/24 (b)	25	17
Bombardier, Inc.,
6.13%, 1/15/23 (b)	25	17
Building Materials Corp. of America,
5.38%, 11/15/24 (b)	50	50
Carrizo Oil & Gas, Inc.,
6.25%, 4/15/23	15	12
CCO Safari II LLC,
4.91%, 7/23/25 (b)	50	50
Citrix Systems, Inc.,
0.50%, 4/15/19	50	55
Cobalt International Energy, Inc.,
2.63%, 12/1/19	50	29
Continental Airlines Pass-Thru Certificates,
6.13%, 4/29/18	25	26
Crown Castle International Corp.,
5.25%, 1/15/23	25	26
CSC Holdings LLC,
5.25%, 6/1/24	25	22
Ctrip.com International Ltd.,
1.25%, 10/15/18	50	66
Denbury Resources, Inc.,
4.63%, 7/15/23	25	8
DISH DBS Corp.,
5.00%, 3/15/23	25	22
Dollar Tree, Inc.,
5.75%, 3/1/23 (b)	25	26
Embraer Netherlands Finance BV,
5.05%, 6/15/25	25	23
First Data Corp.,
5.38%, 8/15/23 (b)	25	25
General Motors Financial Co., Inc.,
4.30%, 7/13/25	50	49
Glencore Funding LLC,
4.00%, 4/16/25 (b)	25	17
Global Partners LP/GLP Finance Corp.,
7.00%, 6/15/23	25	21
Harland Clarke Holdings Corp.,
9.75%, 8/1/18 (b)	25	23
HCA, Inc.,
4.75%, 5/1/23	25	25
Hilcorp Energy I LP/Hilcorp Finance Co.,
5.75%, 10/1/25 (b)	15	13
HomeAway, Inc.,
0.13%, 4/1/19	50	50
Kinder Morgan, Inc.,
5.55%, 6/1/45	25	20
Lamar Media Corp.,
5.00%, 5/1/23	25	25
Lear Corp.,
5.25%, 1/15/25	50	51
Lundin Mining Corp.,
7.50%, 11/1/20 (b)	25	23
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
5.50%, 4/15/25 (b)	25	23
MasTec, Inc.,
4.88%, 3/15/23	25	22

MGM Resorts International,
6.00%, 3/15/23		25	25
Midcontinent Communications & Midcontinent Finance Corp.,
6.25%, 8/1/21 (b)		25	25
Motorola Solutions, Inc.,
4.00%, 9/1/24		25	22
MPLX LP,
4.00%, 2/15/25		25	21
Netflix, Inc.,
5.50%, 2/15/22 (b)		25	26
ON Semiconductor Corp.,
2.63%, 12/15/26		50	56
OPE KAG Finance Sub, Inc.,
7.88%, 7/31/23 (b)		25	25
Outfront Media Capital LLC/Outfront Media Capital Corp.,
5.25%, 2/15/22		25	26
QUALCOMM, Inc.,
4.80%, 5/20/45		30	27
QVC, Inc.,
4.85%, 4/1/24		25	24
RR Donnelley & Sons Co.,
7.88%, 3/15/21		25	26
RSI Home Products, Inc.,
6.50%, 3/15/23 (b)		25	26
Sally Holdings LLC/Sally Capital, Inc,
5.63%, 12/1/25		25	25
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC,
5.88%, 5/15/21 (b)		50	50
SM Energy Co.,
6.13%, 11/15/22		25	19
Starwood Property Trust, Inc.,
4.55%, 3/1/18		50	51
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
5.75%, 3/1/25		25	21
Telefonica Europe BV,
5.88%, 3/31/24 (a)(c)	EUR	100	109
Tesla Motors, Inc.,
0.25%, 3/1/19	$50		47
Toll Brothers Finance Corp.,
0.50%, 9/15/32		50	50
Tops Holding LLC/Tops Markets II Corp.,
8.00%, 6/15/22 (b)		25	25
United Rentals North America, Inc.,
5.75%, 11/15/24		25	25
Whole Foods Market, Inc.,
5.20%, 12/3/25 (b)		25	25
Williams Partners LP/ACMP Finance Corp.,
4.88%, 5/15/23		25	20
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
5.38%, 3/15/22		25	24
XPO Logistics, Inc.,
7.88%, 9/1/19 (b)		50	51
Yahoo!, Inc.,
Zero Coupon, 12/1/18		50	49
Yandex N.V.,
1.13%, 12/15/18		50	43
Zachry Holdings, Inc.,
7.50%, 2/1/20 (b)		25	25
			2,102

Utilities (1.4%)
AES Corp.,
4.88%, 5/15/23	75		66
Energy Transfer Partners LP,
2.50%, 6/15/18	75		72
			138
			3,743
Mortgages - Other (10.4%)
Alternative Loan Trust,
2.63%, 3/25/35 (a)	114		104
PAC
0.87%, 10/25/36 (a)	76		53
Banc of America Alternative Loan Trust,
0.87%, 11/25/36 (a)	67		42
5.71%, 10/25/36 (a)	82		53
Bear Stearns Structured Products, Inc. Trust,
2.69%, 1/26/36 (a)	41		33
Bear Stearns Trust,
0.80%, 5/25/36 (a)	72		60
2.48%, 2/25/36 (a)	64		54
2.55%, 4/25/35 (a)	61		47
2.74%, 3/25/36 (a)	115		88
Citigroup Mortgage Loan Trust,
2.55%, 6/25/36 (a)	47		38
First Horizon Mortgage Pass-Through Trust,
6.25%, 11/25/36	28		28
Grifonas Finance PLC,
0.32%, 8/28/39 (a)	EUR	54	45
HarborView Mortgage Loan Trust,
0.59%, 1/19/38 (a)		$35	29
IndyMac INDX Mortgage Loan Trust,
2.69%, 12/25/34 (a)	55		52
JP Morgan Mortgage Trust,
2.58%, 6/25/37 (a)	48		43
Lehman Mortgage Trust,
6.00%, 7/25/36 – 6/25/37	156		113
Luminent Mortgage Trust,
0.65%, 5/25/37 (a)	98		74
MASTR Alternative Loan Trust,
6.25%, 7/25/36	53		46
			1,002
Sovereign (15.6%)
Australia Government Bond,
2.75%, 4/21/24	AUD	60	44
3.25%, 4/21/25	30		23
Cyprus Government International Bond,
3.88%, 5/6/22	EUR	40	45
Hungary Government Bond,
3.00%, 6/26/24	HUF	5,400	18
5.50%, 6/24/25	22,310		90
6.00%, 11/24/23	42,000		171
Hungary Government International Bond,
5.38%, 3/25/24		$100	110
Indonesia Government International Bond,
5.88%, 1/15/24 (b)	200		215
Italy Buoni Poliennali Del Tesoro,
2.35%, 9/15/24 (b)	EUR	91	114

Mexican Bonos,
8.00%, 6/11/20	MXN	1,150	74
New Zealand Government Bond,
4.50%, 4/15/27	NZD	140	104
5.50%, 4/15/23		200	157
Poland Government Bond,
5.75%, 10/25/21	PLN	600	180
Portugal Government International Bond,
5.13%, 10/15/24 (b)	$50		51
Select Medical Corp.,
6.38%, 6/1/21	50		44
Spain Government Inflation Linked Bond,
1.80%, 11/30/24 (b)	EUR	50	60
			1,500
U.S. Treasury Security (2.2%)
U.S. Treasury Inflation Indexed Bond,
0.25%, 1/15/25	$221		211
Total Fixed Income Securities (Cost $8,762)			8,457

	Shares	Value (000)
Short-Term Investment (9.1%)
Investment Company (9.1%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $871)	871,057	871
Total Investments (97.2%) (Cost $9,633) (e)(f)		9,328
Other Assets in Excess of Liabilities (2.8%)		266
Net Assets (100.0%)		$9,594

(a)                                 Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2015.

(b)                                 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)                                  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of December 31, 2015.

(d)                                 The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended December 31, 2015, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

(e)                                  Securities are available for collateral in connection with open foreign currency forward exchange contracts, futures contracts and swap agreements.

(f)                                   At December 31, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $84,000 and the aggregate gross unrealized depreciation is approximately $389,000 resulting in net unrealized depreciation of approximately $305,000.

IO                                  Interest Only.

PAC                       Planned Amortization Class.

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at December 31, 2015:

Counterparty	Contracts to Deliver (000)			In Exchange For (000)			Delivery Date	Unrealized Appreciation (Depreciation) (000)
HSBC Bank PLC		$90		CAD	126		1/6/16	$—	@
HSBC Bank PLC		$280		HUF	80,216		1/6/16	(3)
JPMorgan Chase Bank NA	AUD	182			$132		1/6/16	(2)
JPMorgan Chase Bank NA	AUD	66			$48		1/6/16	(—	)@
JPMorgan Chase Bank NA	EUR	1,276			$1,398		1/6/16	12
JPMorgan Chase Bank NA	HUF	82,736			$286		1/6/16	1
JPMorgan Chase Bank NA	NOK	13			$1		1/6/16	—	@
JPMorgan Chase Bank NA		$99		EUR	90		1/6/16	(1)
JPMorgan Chase Bank NA		$9		HUF	2,520		1/6/16	(—	)@
JPMorgan Chase Bank NA		$70		MXN	1,222		1/6/16	—	@
UBS AG	CAD	126			$92		1/6/16	1
UBS AG	GBP	—	@		$1		1/6/16	—	@
UBS AG	MXN	1,269			$73		1/6/16	(1)
UBS AG	NZD	455			$305		1/6/16	(6)
UBS AG		$181		AUD	248		1/6/16	—	@
UBS AG		$14		EUR	13		1/6/16	(—	)@
UBS AG		$1,280		EUR	1,173		1/6/16	(5)
UBS AG		$1		GBP	—	@	1/6/16	(—	)@
UBS AG		$3		MXN	47		1/6/16	(—	)@
UBS AG		$1		NOK	13		1/6/16	(—	)@
UBS AG		$311		NZD	455		1/6/16	—	@
JPMorgan Chase Bank NA	PLN	710			$179		1/7/16	(2)
JPMorgan Chase Bank NA		$182		PLN	710		1/7/16	(1)
HSBC Bank PLC	CAD	126			$90		2/4/16	(—	)@
HSBC Bank PLC	HUF	80,216			$279		2/4/16	3
JPMorgan Chase Bank NA	MXN	1,222			$70		2/4/16	(—	)@
JPMorgan Chase Bank NA	NZD	77			$52		2/4/16	(—	)@
JPMorgan Chase Bank NA	PLN	710			$182		2/4/16	1
JPMorgan Chase Bank NA		$66		AUD	91		2/4/16	—	@
JPMorgan Chase Bank NA		$1		NOK	13		2/4/16	(—	)@
UBS AG	AUD	248			$181		2/4/16	(—	)@
UBS AG	EUR	1,173			$1,281		2/4/16	5
UBS AG	NZD	455			$310		2/4/16	(—	)@
UBS AG		$1		GBP	—	@	2/4/16	(—	)@
								$2

Futures Contracts:

The Portfolio had the following futures contracts open at December 31, 2015:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note (United States)	5	$1,086	Mar-16	$(1)
U.S. Treasury Long Bond (United States)	1	154	Mar-16	—	@
Short:
German Euro BOBL (Germany)	5	(710)	Mar-16	6
German Euro Bund (Germany)	5	(858)	Mar-16	10
U.S. Treasury 10 yr. Note (United States)	24	(3,022)	Mar-16	4
U.S. Treasury 5 yr. Note (United States)	8	(946)	Mar-16	2
U.S. Treasury Ultra Long Bond (United States)	1	(159)	Mar-16	(1)
				$20

Credit Default Swap Agreements:

The Portfolio had the following credit default swap agreements open at December 31, 2015:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (000)		Unrealized Depreciation (000)	Value (000)	Credit Rating of Reference Obligation†
Deutsche Bank AG	Sell	$28	5.00%	5/11/63	$—	@	$(1)	$(1)	NR
CMBX.NA.BB.60
Goldman Sachs International
CMBX.NA.BB.60	Sell	20	5.00	5/11/63	(—	)@	(1)	(1)	NR
		$48			$—	@	$(2)	$(2)

@		Value is less than $500.
†		Credit rating as issued by Standard & Poor’s.
NR		Not rated.
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
HUF	—	Hungarian Forint
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PLN	—	Polish Zloty

Portfolio Composition

Classification	Percentage of Total Investments
Industrials	22.5%
Finance	16.1
Sovereign	16.1
Asset-Backed Securities	16.0
Mortgages - Other	10.8
Short-Term Investment	9.3
Commercial Mortgage-Backed Securities	5.2
Other*	4.0
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**

Does not include open long/short futures contracts with an underlying face amount of approximately $6,935,000 with net unrealized appreciation of approximately $20,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $2,000 and does not include open swap agreements with total unrealized depreciation of approximately $2,000.

Morgan Stanley Institutional Fund Trust

Notes to the Portfolio of Investments • December 31, 2015 (unaudited)

Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Board of Trustees (the “Trustees”). The pricing service may utilize a matrix system or other model incorporating attributes such as  security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer  market price quotations in determining what it believes is the fair valuation of the portfolios securities valued by such pricing  service; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) certain senior collateralized loans (“Senior Loans”) are valued based on quotations received from an independent pricing service; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) swaps are marked-to-market daily based upon quotations from market makers; (7) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price).  If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between their latest bid and asked price. Unlisted options are valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer; (8) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”).  If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (9) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (10) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value (“NAV”) as of the close of each business day; and (11) short-term taxable debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such price does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark-to-market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Adviser determines such price does not reflect the securities’ fair value, in which case these securities will be valued at their fair market value as determined by the Adviser.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value each Portfolio’s investments as of December 31, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)

Global Strategist
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$10,385	$—	$10,385
Asset-Backed Security	—	381	—	381
Collateralized Mortgage Obligations - Agency Collateral Series	—	1,836	—	1,836
Commercial Mortgage-Backed Securities	—	3,078	—	3,078
Corporate Bonds	—	32,813	—	32,813
Mortgages - Other	—	2,667	—	2,667
Sovereign	—	49,960	—	49,960
U.S. Treasury Securities	—	54,449	—	54,449
Total Fixed Income Securities	—	155,569	—	155,569
Common Stocks
Aerospace & Defense	1,852	778	—	2,630
Air Freight & Logistics	556	339	—	895
Airlines	24	630	—	654
Auto Components	273	1,365	—	1,638
Automobiles	539	5,282	—	5,821
Banks	9,224	12,508	—	21,732
Beverages	2,219	3,020	—	5,239
Biotechnology	3,634	631	—	4,265
Building Products	15	1,442	—	1,457
Capital Markets	2,184	2,553	—	4,737
Chemicals	1,336	3,775	—	5,111
Commercial Services & Supplies	550	611	—	1,161
Communications Equipment	1,885	537	—	2,422
Construction & Engineering	128	1,683	—	1,811
Construction Materials	—	605	—	605
Consumer Finance	603	—	—	603
Containers & Packaging	183	125	—	308
Distributors	10	—	—	10
Diversified Consumer Services	93	—	—	93
Diversified Financial Services	744	1,630	—	2,374
Diversified Telecommunication Services	2,380	4,800	—	7,180
Electric Utilities	1,948	2,597	—	4,545
Electrical Equipment	430	1,468	—	1,898
Electronic Equipment, Instruments & Components	247	1,171	—	1,418
Energy Equipment & Services	1,188	271	—	1,459
Food & Staples Retailing	3,605	2,156	—	5,761
Food Products	1,586	3,720	—	5,306
Gas Utilities	34	695	—	729
Health Care Equipment & Supplies	2,716	946	—	3,662
Health Care Providers & Services	3,212	435	—	3,647
Health Care Technology	116	—	—	116
Hotels, Restaurants & Leisure	1,754	1,238	—	2,992
Household Durables	226	510	—	736
Household Products	2,459	1,374	—	3,833
Independent Power Producers & Energy Traders	26	92	—	118
Industrial Conglomerates	825	1,632	—	2,457
Information Technology Services	3,390	1,463	—	4,853
Insurance	1,259	5,957	—	7,216
Internet & Catalog Retail	1,387	115	—	1,502
Internet Software & Services	2,554	78	—	2,632
Leisure Products	45	—	—	45
Life Sciences Tools & Services	628	153	—	781

Machinery	970	2,312	—	3,282
Marine	—	310	—	310
Media	3,909	2,135	—	6,044
Metals & Mining	2,024	2,361	—	4,385
Multi-line Retail	268	325	—	593
Multi-Utilities	1,378	1,350	—	2,728
Oil, Gas & Consumable Fuels	5,934	4,887	—	10,821
Paper & Forest Products	23	252	—	275
Personal Products	236	2,071	—	2,307
Pharmaceuticals	4,933	11,071	—	16,004
Professional Services	549	1,650	—	2,199
Real Estate Investment Trusts (REITs)	2,872	1,544	—	4,416
Real Estate Management & Development	469	1,917	—	2,386
Road & Rail	1,323	1,879	—	3,202
Semiconductors & Semiconductor Equipment	2,140	736	1	2,877
Software	3,300	921	—	4,221
Specialty Retail	1,699	1,547	—	3,246
Tech Hardware, Storage & Peripherals	5,066	669	—	5,735
Textiles, Apparel & Luxury Goods	455	1,638	—	2,093
Thrifts & Mortgage Finance	54	—	—	54
Tobacco	1,489	2,200	—	3,689
Trading Companies & Distributors	185	1,130	—	1,315
Transportation Infrastructure	—	1,103	—	1,103
Wireless Telecommunication Services	199	2,401	—	2,600
Total Common Stocks	97,542	114,794	1	212,337
Investment Companies	355	—	—	355
Rights	—	1	—	1
Warrant	5	—	—	5
Call Options Purchased	—	423	—	423
Put Option Purchased	—	148	—	148
Short-Term Investments
Investment Company	3,888	—	—	3,888
U.S. Treasury Security	—	3,887	—	3,887
Total Short-Term Investments	3,888	3,887	—	7,775
Foreign Currency Forward Exchange Contracts	—	1,282	—	1,282
Futures Contracts	922	—	—	922
Credit Default Swap Agreement	—	114	—	114
Interest Rate Swap Agreements	—	298	—	298
Total Return Swap Agreements	—	208	—	208
Total Assets	102,712	276,724	1	379,437
Liabilities:
Call Options Written	—	(159)	—	(159)
Put Option Written	—	(20)	—	(20)
Foreign Currency Forward Exchange Contracts	—	(649)	—	(649)
Futures Contracts	(536)	—	—	(536)
Credit Default Swap Agreements	—	(71)	—	(71)
Interest Rate Swap Agreements	—	(262)	—	(262)
Total Return Swap Agreements	—	(532)	—	(532)
Total Liabilities	(536)	(1,693)	—	(2,229)
Total	$102,176	$275,031	$1	$377,208

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of December 31, 2015, securities with a total value of approximately $160,000 transferred from Level 2 to Level 1. Securities that were valued using other significant observable inputs at March 31, 2015 were valued using unadjusted quoted prices at December 31, 2015.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Global Strategist	Common Stock (000)
Beginning Balance	$6
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(5)
Realized gains (losses)	—
Ending Balance	$1

Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2015	$(5)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2015.

						Impact to
	Fair Value at	Valuation	Unobservable			Valuation from an
Global Strategist	December 31, 2015 (000)	Technique	Input	Range	Selected Value	Increase in Input

Semiconductors & Semiconductors Equipment

Common Stock	$1	Market Transaction Method	Precedent Transaction	$0.03 $0.03	$0.03	Increase

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
Global Multi-Asset Income
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—		$782		$—	$782
Commercial Mortgage-Backed Securities	—		175		—	175
Corporate Bonds	—		1,659		—	1,659
Sovereign	—		2,829		—	2,829
U.S. Treasury Securities	—		1,602		—	1,602
Total Fixed Income Securities	—		7,047		—	7,047
Common Stocks
Aerospace & Defense	—		52		—	52
Air Freight & Logistics	—		18		—	18
Airlines	—		16		—	16
Auto Components	4		55		—	59
Automobiles	—		156		—	156
Banks	44		302		—	346
Beverages	12		111		—	123
Biotechnology	26		—		—	26
Building Products	—		31		—	31
Capital Markets	—		82		—	82
Chemicals	2		101		—	103
Commercial Services & Supplies	—		7		—	7
Communications Equipment	8		19		—	27
Construction & Engineering	—	@	58		—	58
Construction Materials	—		51		—	51
Diversified Consumer Services	—		8		—	8
Diversified Financial Services	—		47		—	47
Diversified Telecommunication Services	28		115		—	143
Electric Utilities	27		80		—	107
Electrical Equipment	—		39		—	39
Energy Equipment & Services	—		—	@	—	—	@
Food & Staples Retailing	20		32		—	52
Food Products	3		43		—	46
Gas Utilities	12		40		—	52
Health Care Equipment & Supplies	22		26		—	48
Health Care Providers & Services	2		33		—	35
Hotels, Restaurants & Leisure	—		47		—	47
Household Durables	—		4		—	4
Household Products	19		32		—	51
Independent Power Producers & Energy Traders	—	@	—		—	—	@
Industrial Conglomerates	—		71		—	71
Information Technology Services	—		58		—	58
Insurance	10		165		—	175
Machinery	—		12		—	12
Marine	—		1		—	1
Media	6		104		—	110
Metals & Mining	60		50		—	110
Multi-Utilities	48		85		—	133
Multi-line Retail	—		5		—	5
Oil, Gas & Consumable Fuels	113		135		—	248
Paper & Forest Products	—		10		—	10
Personal Products	—		73		—	73
Pharmaceuticals	54		160		—	214
Professional Services	—		49		—	49
Real Estate Investment Trusts (REITs)	277		126		—	403
Real Estate Management & Development	6		62		—	68
Road & Rail	6		1		—	7

Semiconductors & Semiconductor Equipment	—	36	—	@	36
Software	—	41	—		41
Specialty Retail	—	41	—		41
Tech Hardware, Storage & Peripherals	1	—	—		1
Textiles, Apparel & Luxury Goods	—	63	—		63
Tobacco	3	23	—		26
Trading Companies & Distributors	—	10	—		10
Transportation Infrastructure	—	64	—		64
Water Utilities	10	13	—		23
Wireless Telecommunication Services	15	11	—		26
Total Common Stocks	838	3,074	—	@	3,912
Investment Companies	1,189	—	—		1,189
Call Options Purchased	—	15	—		15
Put Option Purchased	—	5	—		5
Short-Term Investments
Investment Company	1,682	—	—		1,682
U.S. Treasury Security	—	317	—		317
Total Short-Term Investments	1,682	317	—		1,999
Foreign Currency Forward Exchange Contracts	—	46	—		46
Futures Contracts	28	—	—		28
Credit Default Swap Agreement	—	4	—		4
Interest Rate Swap Agreements	—	16	—		16
Total Return Swap Agreements	—	7	—		7
Total Assets	3,737	10,531	—	@	14,268
Liabilities:
Call Options Written	(16)	(18)	—		(34)
Put Option Written	—	(1)	—		(1)
Foreign Currency Forward Exchange Contracts	—	(21)	—		(21)
Futures Contracts	(57)	—	—		(57)
Credit Default Swap Agreements	—	(5)	—		(5)
Interest Rate Swap Agreements	—	(3)	—		(3)
Total Return Swap Agreement	—	(1)	—		(1)
Total Liabilities	(73)	(49)	—		(122)
Total	$3,664	$10,482	$—	@	$14,146

@            Value is less than $500.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of December 31, 2015, securities with a total value of approximately $8,000 transferred from Level 2 to Level 1. Securities that were valued using other significant observable inputs at March 31, 2015 were valued using unadjusted quoted prices at December 31, 2015.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Global Multi-Asset Income	Common Stock (000)
Beginning Balance	$—	@
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(—	)@
Realized gains (losses)	—
Ending Balance	$—	@

Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2015	$ (—	)@

@            Value is less than $500.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Mid Cap Growth
Assets:
Common Stocks
Aerospace & Defense	$38,751	$—	$—	$38,751
Air Freight & Logistics	17,084	—	—	17,084
Automobiles	157,597	—	—	157,597
Beverages	116,414	—	—	116,414
Biotechnology	43,501	—	—	43,501
Communications Equipment	32,517	—	—	32,517
Consumer Finance	70,889	—	—	70,889
Diversified Financial Services	190,869	—	—	190,869
Electrical Equipment	18,903	—	—	18,903
Food Products	177,762	—	—	177,762
Health Care Equipment & Supplies	190,956	—	—	190,956
Health Care Technology	153,266	—	—	153,266
Hotels, Restaurants & Leisure	201,746	—	—	201,746
Information Technology Services	114,605	—	—	114,605
Internet & Catalog Retail	22,376	29,843	—	52,219
Internet Software & Services	470,410	—	79,409	549,819
Life Sciences Tools & Services	185,601	—	—	185,601
Media	—	—	50,676	50,676
Pharmaceuticals	152,973	—	—	152,973
Professional Services	129,407	—	—	129,407
Software	426,131	—	—	426,131
Specialty Retail	100,393	—	—	100,393
Tech Hardware, Storage & Peripherals	8,585	—	—	8,585
Textiles, Apparel & Luxury Goods	102,522	—	—	102,522
Total Common Stocks	3,123,258	29,843	130,085	3,283,186
Convertible Preferred Stock	—	—	5,324	5,324
Preferred Stocks	—	—	202,117	202,117
Call Option Purchased	—	13,839	—	13,839
Short-Term Investments
Investment Companies	413,752	—	—	413,752
Repurchase Agreements	—	48,482	—	48,482
Total Short-Term Investments	413,752	48,482	—	462,234
Total Assets	$3,537,010	$92,164	$337,526	$3,966,700

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of December 31, 2015, the Portfolio did not have any investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Mid Cap Growth	Common Stocks (000)	Convertible Preferred Stocks (000)	Preferred Stocks (000)
Beginning Balance	$165,222	$7,132	$252,754
Purchases	—	—	—
Sales	—	—	—
Amortization of discount	—	—	—
Transfers in	—	—	—
Transfers out	—	—	—
Corporate actions	—	(18,817)	—
Change in unrealized appreciation (depreciation)	(35,137)	17,009	(50,637)
Realized gains (losses)	—	—	—
Ending Balance	$130,085	$5,324	$202,117

Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2015	$(35,137)	$(1,562)	$(50,637)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2015.

										Impact to
	Fair Value at	Valuation	Unobservable							Valuation from an
Mid Cap Growth	December 31, 2015 (000)	Technique	Input	Range				Selected Value		Increase in Input

Internet & Catalog Retail
Preferred Stock	$98,208	Market Transaction Method	Precedent Transaction	$93.09		$93.09		$93.09		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	16.0%		18.0%		17.0%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	11.1	x	17.9	x	17.9	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

Preferred Stock	$58,933	Discounted Cash Flow	Weighted Average Cost of Capital	17.0%		19.0%		18.0%		Decrease
			Perpetual Growth Rate	3.5%		4.5%		4.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	3.1	x	5.2	x	3.1	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

Internet Software & Services
Common Stock	$53,660	Discounted Cash Flow	Weighted Average Cost of Capital	17.0%		19.0%		18.0%		Decrease
			Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
Convertible Preferred Stock	$5,324	Market Comparable Companies	Enterprise Value/Revenue	7.8	x	20.1	x	11.0	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

Common Stock	$25,749	Discounted Cash Flow	Weighted Average Cost of Capital	16.5%		18.5%		17.5%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	5.1	x	10.2	x	10.2	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

Media
Common Stock	$50,676	Market Transaction Method	Precedent Transaction	$1,404.57		$1,404.57		$1,404.57		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	16.0%		17.0%		16.5%		Decrease
			Perpetual Growth Rate	3.0%		5.0%		4.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	3.3	x	7.9	x	5.6	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

Software
Preferred Stocks	$44,976	Market Transaction Method	Precendent Transaction	$11.38		$11.38		$11.38		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	16.0%		18.0%		17.0%		Decrease
			Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	10.3	x	11.2	x	11.2	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Core Fixed Income
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$942	$—	$942
Asset-Backed Security	—	200	—	200
Collateralized Mortgage Obligations - Agency Collateral Series	—	348	—	348
Corporate Bonds	—	165	—	165
U.S. Treasury Securities	—	1,055	—	1,055
Total Fixed Income Securities	—	2,710	—	2,710
Short-Term Investments
Investment Company	929	—	—	929
U.S. Treasury Securities	—	1,299	—	1,299
Total Short-Term Investments	929	1,299	—	2,228
Futures Contract	3	—	—	3
Total Assets	932	4,009	—	4,941
Liabilities:
Futures Contracts	(12)	—	—	(12)
Credit Default Swap Agreement	—	(10)	—	(10)
Total Liabilities	(12)	(10)	—	(22)
Total	$920	$3,999	$—	$4,919

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of December 31, 2015, the Portfolio did not have any investments transfer between investment levels.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Core Plus Fixed Income
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$39,349	$—	$39,349
Asset-Backed Securities	—	10,954	—	10,954
Collateralized Mortgage Obligations - Agency Collateral Series	—	5,631	—	5,631
Commercial Mortgage-Backed Securities	—	15,335	—	15,335
Corporate Bonds	—	72,425	—	72,425
Mortgages - Other	—	16,310	—	16,310
Municipal Bonds	—	2,329	—	2,329
Sovereign	—	16,075	—	16,075
U.S. Agency Securities	—	3,374	—	3,374
U.S. Treasury Securities	—	14,868	—	14,868
Total Fixed Income Securities	—	196,650	—	196,650
Short-Term Investments:
Investment Companies	18,153	—	—	18,153
Repurchase Agreements	—	801	—	801
U.S. Treasury Security	—	1,485	—	1,485
Total Short-Term Investments	18,153	2,286	—	20,439
Foreign Currency Forward Exchange Contracts	—	78	—	78
Futures Contracts	133	—	—	133
Credit Default Swap Agreement	—	37	—	37
Total Assets	18,286	199,051	—	217,337
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(87)	—	(87)
Futures Contracts	(38)	—	—	(38)
Credit Default Swap Agreements	—	(64)	—	(64)
Total Liabilities	(38)	(151)	—	(189)
Total	$18,248	$198,900	$—	$217,148

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of December 31, 2015, the Portfolio did not have any investments transfer between investment levels.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Corporate Bond
Assets:
Fixed Income Securities
Asset-Backed Securities	$—	$281	$—	$281
Corporate Bonds	—	29,896	—	29,896
Sovereign	—	197	—	197
Variable Rate Senior Loan Interests	—	156	—	156
Total Fixed Income Securities	—	30,530	—	30,530
Short-Term Investments
Investment Companies	1,142	—	—	1,142
Repurchase Agreements	—	105	—	105
U.S Treasury Security	—	359	—	359
Total Short-Term Investments	1,142	464	—	1,606
Futures Contract	11	—	—	11
Credit Default Swap Agreements	—	14	—	14
Total Assets	1,153	31,008	—	32,161
Liabilities:
Futures Contracts	(18)	—	—	(18)
Credit Default Swap Agreement	—	(8)	—	(8)
Total Liabilities	(18)	(8)	—	(26)
Total	$1,135	$31,000	$—	$32,135

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of December 31, 2015, the Portfolio did not have any investments transfer between investment levels.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
High Yield
Assets:
Fixed Income Securities
Corporate Bonds	$—	$65,217	$—	†	$65,217	†
Sovereign	—	657	—		657
Variable Rate Senior Loan Interests	—	3,494	—		3,494
Total Fixed Income Securities	—	69,368	—	†	69,368	†
Common Stocks
Auto Components	—	—	—	@	—	@
Metals & Mining	—	72	—		72
Total Common Stocks	—	72	—		72
Participation Note	—	—	—	†	—	†
Short-Term Investment
Investment Company	1,675	—	—		1,675
Total Assets	$1,675	$69,440	$—	†	$71,115	†

†                 Includes one security which is valued at zero.

@            Value is less than $500.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of December 31, 2015, securities with a total value of approximately $0 transferred from Level 2 to Level 3. Securities that were valued using other significant observable inputs at September 30, 2015 were valued using significant unobservable inputs at December 31, 2015.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

High Yield	Corporate Bond (000)		Common Stock (000)		Participation Note (000)
Beginning Balance	$—		$—	@	$—
Purchases	—		—		—	††
Sales	—		—		—
Amortization of discount	—		—		—
Transfers in	—	†	—		—
Transfers out	—		—		—
Corporate actions	—		—		—
Change in unrealized appreciation (depreciation)	—		—		—
Realized gains (losses)	—		—		—
Ending Balance	$—	†	$—	@	$—	†

Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2015
	$—		$—		$—

†	Includes one security which is valued at zero.
††	Includes one security which was purchased at zero cost.
@	Value is less than $500.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Limited Duration
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$950	$—	$950
Agency Fixed Rate Mortgages	—	435	—	435
Asset-Backed Securities	—	9,747	—	9,747
Collateralized Mortgage Obligations - Agency Collateral Series	—	1,201	—	1,201
Commercial Mortgage-Backed Securities	—	1,847	—	1,847
Corporate Bonds	—	75,189	—	75,189
Mortgages - Other	—	2,396	—	2,396
Sovereign	—	1,711	—	1,711
U.S. Treasury Security	—	5,498	—	5,498
Total Fixed Income Securities	—	98,974	—	98,974
Short-Term Investments
Investment Company	415			415
U.S. Treasury Security		862	—	862
Total Short-Term Investments	415	862	—	1,277
Foreign Currency Forward Exchange Contracts	—	2	—	2
Futures Contracts	55	—	—	55
Total Assets	470	99,838	—	100,308
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(6)	—	(6)
Futures Contract	(44)	—	—	(44)
Credit Default Swap Agreement	—	(25)	—	(25)
Total Liabilities	(44)	(31)	—	(75)
Total	$426	$99,807	$—	$100,233

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of December 31, 2015, the Portfolio did not have any investments transfer between investment levels.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Strategic Income
Assets:
Fixed Income Securities
Asset-Backed Securities	$—	$1,496	$—	$1,496
Collateralized Mortgage Obligation - Agency Collateral Series	—	20	—	20
Commercial Mortgage-Backed Securities	—	485	—	485
Corporate Bonds	—	3,743	—	3,743
Mortgages - Other	—	1,002	—	1,002
Sovereign	—	1,500	—	1,500
U.S. Treasury Security	—	211	—	211
Total Fixed Income Securities	—	8,457	—	8,457
Short-Term Investment
Investment Company	871	—	—	871
Foreign Currency Forward Exchange Contracts	—	23	—	23
Futures Contracts	22	—	—	22
Total Assets	893	8,480	—	9,373
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(21)	—	(21)
Futures Contracts	(2)	—	—	(2)
Credit Default Swap Agreements	—	(2)	—	(2)
Total Liabilities	(2)	(23)	—	(25)
Total	$891	$8,457	$—	$9,348

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of December 31, 2015, the Portfolio did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Fund Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
February 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
February 18, 2016

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 18, 2016